UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05447

AMERICAN CENTURY QUANTITATIVE EQUITY FUNDS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	06-30

Date of reporting period:	09-30-2009

ITEM 1.  SCHEDULE OF INVESTMENTS.

American Century Investments®

Quarterly Portfolio Holdings

Disciplined Growth Fund

September 30, 2009

Disciplined Growth – Schedule of Investments

SEPTEMBER 30, 2009 (UNAUDITED)
Shares	Value

COMMON STOCKS — 99.3%
AEROSPACE & DEFENSE ― 1.8%
ITT Corp.	1,228	$ 64,040
Raytheon Co.	2,593	124,386
TransDigm Group, Inc.(1)	696	34,668
United Technologies Corp.	963	58,676
		281,770
AIR FREIGHT & LOGISTICS ― 1.1%
C.H. Robinson Worldwide, Inc.	601	34,708
United Parcel Service, Inc., Class B	2,286	129,090
		163,798
AUTO COMPONENTS ― 0.9%
TRW Automotive Holdings Corp.(1)	5,416	90,718
WABCO Holdings, Inc.	2,107	44,247
		134,965
BEVERAGES ― 2.9%
Coca-Cola Co. (The)	3,391	182,097
Coca-Cola Enterprises, Inc.	6,846	146,573
PepsiCo, Inc.	2,022	118,610
		447,280
BIOTECHNOLOGY ― 3.0%
Amgen, Inc.(1)	1,560	93,959
Celgene Corp.(1)	1,097	61,322
Gilead Sciences, Inc.(1)	4,790	223,118
Myriad Genetics, Inc.(1)	3,094	84,776
		463,175
CAPITAL MARKETS ― 1.0%
Federated Investors, Inc., Class B	438	11,550
GAMCO Investors, Inc., Class A	341	15,584
Goldman Sachs Group, Inc. (The)	39	7,189
Investment Technology Group, Inc.(1)	340	9,493
Morgan Stanley	2,217	68,461
Och-Ziff Capital Management Group LLC, Class A	3,913	47,621
		159,898
CHEMICALS ― 0.7%
CF Industries Holdings, Inc.	231	19,919
Eastman Chemical Co.	310	16,597
Lubrizol Corp.	434	31,014
Scotts Miracle-Gro Co. (The), Class A	843	36,207
Terra Industries, Inc.	199	6,899
		110,636
COMMERCIAL BANKS ― 0.1%
Toronto-Dominion Bank (The)	114	7,347
COMMUNICATIONS EQUIPMENT ― 4.7%
Cisco Systems, Inc.(1)	17,819	419,459
F5 Networks, Inc.(1)	538	21,321
Juniper Networks, Inc.(1)	2,658	71,819
QUALCOMM, Inc.	4,617	207,673
		720,272

Disciplined Growth – Schedule of Investments

SEPTEMBER 30, 2009 (UNAUDITED)
Shares	Value

COMPUTERS & PERIPHERALS ― 7.5%
Apple, Inc.(1)	3,203	$ 593,740
EMC Corp.(1)	8,812	150,157
Hewlett-Packard Co.	3,217	151,875
Seagate Technology	3,235	49,204
Teradata Corp.(1)	4,914	135,233
Western Digital Corp.(1)	1,924	70,284
		1,150,493
CONSUMER FINANCE ― 0.2%
AmeriCredit Corp.(1)	2,374	37,486
CONTAINERS & PACKAGING ― 0.7%
Packaging Corp of America	1,255	25,602
Pactiv Corp.(1)	3,384	88,153
		113,755
DIVERSIFIED CONSUMER SERVICES ― 2.4%
Apollo Group, Inc., Class A(1)	2,061	151,834
Corinthian Colleges, Inc.(1)	2,319	43,041
H&R Block, Inc.	7,638	140,386
ITT Educational Services, Inc.(1)	302	33,344
		368,605
DIVERSIFIED FINANCIAL SERVICES ― 0.1%
Citigroup, Inc.	3,466	16,775
ENERGY EQUIPMENT & SERVICES ― 1.2%
Noble Corp.	2,441	92,660
Schlumberger Ltd.	1,604	95,599
		188,259
FOOD & STAPLES RETAILING ― 1.9%
CVS Caremark Corp.	1,225	43,781
Wal-Mart Stores, Inc.	5,175	254,041
		297,822
FOOD PRODUCTS ― 1.7%
Archer-Daniels-Midland Co.	1,302	38,045
ConAgra Foods, Inc.	2,252	48,823
Hershey Co. (The)	3,133	121,748
Lancaster Colony Corp.	980	50,245
		258,861
HEALTH CARE EQUIPMENT & SUPPLIES ― 4.4%
Alcon, Inc.	576	79,874
Baxter International, Inc.	3,686	210,139
Beckman Coulter, Inc.	299	20,613
ev3, Inc.(1)	5,459	67,200
Hill-Rom Holdings, Inc.	1,432	31,189
Intuitive Surgical, Inc.(1)	312	81,822
Kinetic Concepts, Inc.(1)	1,769	65,418
Masimo Corp.(1)	1,243	32,566
Medtronic, Inc.	1,026	37,757
St. Jude Medical, Inc.(1)	1,073	41,858
		668,436
HEALTH CARE PROVIDERS & SERVICES ― 1.7%
HealthSouth Corp.(1)	873	13,654
Medco Health Solutions, Inc.(1)	3,427	189,547

Disciplined Growth – Schedule of Investments

SEPTEMBER 30, 2009 (UNAUDITED)
Shares	Value

Quest Diagnostics, Inc.	1,106	$ 57,722
		260,923
HOTELS, RESTAURANTS & LEISURE ― 3.1%
McDonald's Corp.	3,032	173,036
Starbucks Corp.(1)	7,831	161,710
WMS Industries, Inc.(1)	3,021	134,616
		469,362
HOUSEHOLD DURABLES ― 0.1%
D.R. Horton, Inc.	167	1,906
Garmin Ltd.	538	20,304
		22,210
HOUSEHOLD PRODUCTS ― 3.0%
Church & Dwight Co., Inc.	1,869	106,047
Colgate-Palmolive Co.	1,462	111,521
Kimberly-Clark Corp.	1,307	77,087
Procter & Gamble Co. (The)	2,806	162,524
		457,179
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS(2)
Calpine Corp.(1)	185	2,131
INDUSTRIAL CONGLOMERATES ― 2.3%
3M Co.	3,169	233,872
Carlisle Cos., Inc.	3,444	116,786
		350,658
INSURANCE ― 0.9%
Aflac, Inc.	351	15,002
American Financial Group, Inc.	1,035	26,392
Prudential Financial, Inc.	2,082	103,913
		145,307
INTERNET & CATALOG RETAIL ― 1.9%
Amazon.com, Inc.(1)	1,980	184,853
Netflix, Inc.(1)	2,207	101,897
		286,750
INTERNET SOFTWARE & SERVICES ― 4.1%
eBay, Inc.(1)	5,440	128,438
Google, Inc., Class A(1)	677	335,691
Sohu.com, Inc.(1)	945	64,997
VeriSign, Inc.(1)	138	3,269
VistaPrint NV(1)	1,968	99,876
		632,271
IT SERVICES ― 7.9%
Accenture plc, Class A	2,232	83,187
Cognizant Technology Solutions Corp., Class A(1)	3,307	127,849
Global Payments, Inc.	907	42,357
International Business Machines Corp.	4,892	585,132
Lender Processing Services, Inc.	2,156	82,294
NeuStar, Inc., Class A(1)	1,599	36,137
Syntel, Inc.	2,767	132,069
Western Union Co. (The)	6,371	120,539
		1,209,564
LIFE SCIENCES TOOLS & SERVICES ― 1.6%
Bruker Corp.(1)	1,358	14,490
Illumina, Inc.(1)	2,023	85,978

Disciplined Growth – Schedule of Investments

SEPTEMBER 30, 2009 (UNAUDITED)
Shares	Value

Life Technologies Corp.(1)	355	$ 16,525
Millipore Corp.(1)	1,746	122,796
		239,789
MACHINERY ― 2.6%
Caterpillar, Inc.	273	14,013
Flowserve Corp.	1,683	165,843
Graco, Inc.	1,494	41,638
Ingersoll-Rand plc	545	16,715
Joy Global, Inc.	465	22,757
Navistar International Corp.(1)	2,772	103,728
Oshkosh Corp.	1,280	39,591
		404,285
MEDIA ― 2.0%
Comcast Corp., Class A	988	16,687
DISH Network Corp., Class A(1)	6,292	121,184
Marvel Entertainment, Inc.(1)	3,012	149,456
Scripps Networks Interactive, Inc., Class A	599	22,133
		309,460
MULTILINE RETAIL ― 0.8%
Dollar Tree, Inc.(1)	2,580	125,594
OIL, GAS & CONSUMABLE FUELS ― 2.6%
Exxon Mobil Corp.	1,488	102,092
Occidental Petroleum Corp.	1,796	140,807
Peabody Energy Corp.	465	17,307
W&T Offshore, Inc.	3,303	38,678
World Fuel Services Corp.	2,144	103,062
		401,946
PAPER & FOREST PRODUCTS ― 0.8%
International Paper Co.	5,654	125,688
PERSONAL PRODUCTS ― 1.1%
Avon Products, Inc.	178	6,045
Bare Escentuals, Inc.(1)	1,601	19,036
Mead Johnson Nutrition Co., Class A	3,061	138,082
		163,163
PHARMACEUTICALS ― 7.3%
Abbott Laboratories	5,639	278,961
Allergan, Inc.	415	23,555
Bristol-Myers Squibb Co.	2,508	56,480
Eli Lilly & Co.	4,995	164,985
Johnson & Johnson	3,922	238,811
Schering-Plough Corp.	8,074	228,091
Valeant Pharmaceuticals International(1)	4,573	128,318
		1,119,201
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT ― 5.1%
Broadcom Corp., Class A(1)	2,502	76,786
Cypress Semiconductor Corp.(1)	1,612	16,652
Intel Corp.	15,716	307,562
LSI Corp.(1)	15,150	83,174
Marvell Technology Group Ltd.(1)	4,972	80,497
Tessera Technologies, Inc.(1)	2,352	65,597
Texas Instruments, Inc.	6,362	150,716
		780,984

Disciplined Growth – Schedule of Investments

SEPTEMBER 30, 2009 (UNAUDITED)
Shares	Value

SOFTWARE ― 7.8%
Adobe Systems, Inc.(1)	5,662	$ 187,072
Autodesk, Inc.(1)	1,935	46,053
Microsoft Corp.	25,876	669,930
Oracle Corp.	12,122	252,622
Sybase, Inc.(1)	974	37,889
		1,193,566
SPECIALTY RETAIL ― 3.7%
Aeropostale, Inc.(1)	477	20,735
Bed Bath & Beyond, Inc.(1)	3,917	147,044
Rent-A-Center, Inc.(1)	1,600	30,208
Ross Stores, Inc.	3,002	143,406
TJX Cos., Inc. (The)	4,302	159,819
Williams-Sonoma, Inc.	3,370	68,175
		569,387
TEXTILES, APPAREL & LUXURY GOODS ― 0.5%
Coach, Inc.	466	15,341
Jones Apparel Group, Inc.	1,519	27,236
Polo Ralph Lauren Corp.	362	27,736
		70,313
TOBACCO ― 2.1%
Lorillard, Inc.	810	60,183
Philip Morris International, Inc.	5,264	256,567
		316,750
TOTAL COMMON STOCKS
(Cost $13,540,527)		15,246,114
TEMPORARY CASH INVESTMENTS — 0.7%
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares
(Cost $98,048)	98,048	98,048
TOTAL INVESTMENT SECURITIES — 100.0%
(Cost $13,638,575)		15,344,162
OTHER ASSETS AND LIABILITIES(2)		3,952
TOTAL NET ASSETS — 100.0%		$15,348,114

Notes to Schedule of Investments

(1)	Non-income producing.
(2)	Category is less than 0.05% of total net assets.

Disciplined Growth – Schedule of Investments

SEPTEMBER 30, 2009 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Investments in open-end management investment companies are valued at the reported net asset value. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of actual quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of significant unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities as of September 30, 2009:

	Level 1	Level 2	Level 3
Investment Securities
Common Stocks	$ 15,246,114	–	–
Temporary Cash Investments	98,048	–	–
Total Value of Investment Securities	$ 15,344,162	–	–

3. Federal Tax Information

As of September 30, 2009, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$ 13,694,867
Gross tax appreciation of investments	$ 2,140,502
Gross tax depreciation of investments	(491,207)
Net tax appreciation (depreciation) of investments	$ 1,649,295

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Equity Growth Fund

September 30, 2009

Equity Growth – Schedule of Investments

SEPTEMBER 30, 2009 (UNAUDITED)
Shares	Value

COMMON STOCKS — 99.5%
AEROSPACE & DEFENSE ― 2.3%
Alliant Techsystems, Inc.(1)	48,798	$ 3,798,924
General Dynamics Corp.	134,936	8,716,866
Goodrich Corp.	199,040	10,815,834
L-3 Communications Holdings, Inc.	56,826	4,564,264
Northrop Grumman Corp.	78,874	4,081,729
Raytheon Co.	296,307	14,213,847
		46,191,464
AIR FREIGHT & LOGISTICS ― 1.0%
C.H. Robinson Worldwide, Inc.	41,474	2,395,124
FedEx Corp.	66,591	5,008,975
United Parcel Service, Inc., Class B	212,943	12,024,891
		19,428,990
AIRLINES ― 0.1%
Copa Holdings SA, Class A	9,556	425,146
Southwest Airlines Co.	189,086	1,815,226
		2,240,372
AUTO COMPONENTS ― 1.0%
Gentex Corp.	346,381	4,901,291
Magna International, Inc., Class A	56,286	2,393,281
TRW Automotive Holdings Corp.(1)	410,458	6,875,171
WABCO Holdings, Inc.	274,130	5,756,730
		19,926,473
BEVERAGES ― 1.8%
Coca-Cola Co. (The)	408,395	21,930,812
Coca-Cola Enterprises, Inc.	504,140	10,793,637
PepsiCo, Inc.	65,778	3,858,537
		36,582,986
BIOTECHNOLOGY ― 2.1%
Amgen, Inc.(1)	473,011	28,489,453
Biogen Idec, Inc.(1)	43,810	2,213,281
Gilead Sciences, Inc.(1)	249,086	11,602,426
		42,305,160
BUILDING PRODUCTS ― 0.2%
Masco Corp.	267,617	3,457,612
CAPITAL MARKETS ― 3.6%
Bank of New York Mellon Corp. (The)	361,514	10,480,291
BlackRock, Inc.	31,448	6,818,555
Blackstone Group LP (The)	428,073	6,078,637
Federated Investors, Inc., Class B	158,115	4,169,492
Fortress Investment Group LLC, Class A(1)	892,265	4,639,778
Goldman Sachs Group, Inc. (The)	123,865	22,834,513
Knight Capital Group, Inc., Class A(1)	6,104	132,762
Morgan Stanley	373,706	11,540,041
TD Ameritrade Holding Corp.(1)	186,793	3,664,879
		70,358,948
CHEMICALS ― 1.0%
CF Industries Holdings, Inc.	84,912	7,321,962
Mosaic Co. (The)	70,316	3,380,090
OM Group, Inc.(1)	67,176	2,041,479

Equity Growth – Schedule of Investments

SEPTEMBER 30, 2009 (UNAUDITED)
Shares	Value

Terra Industries, Inc.	209,499	$ 7,263,330
		20,006,861
COMMERCIAL BANKS ― 2.1%
Bank of Montreal	38,274	1,938,196
Canadian Imperial Bank of Commerce	408	24,892
Toronto-Dominion Bank (The)	129,823	8,367,092
U.S. Bancorp.	113,234	2,475,295
Valley National Bancorp.	35,814	440,154
Wells Fargo & Co.	1,030,271	29,033,037
		42,278,666
COMMERCIAL SERVICES & SUPPLIES(2)
Waste Management, Inc.	20,044	597,712
COMMUNICATIONS EQUIPMENT ― 3.2%
Cisco Systems, Inc.(1)	1,378,218	32,443,252
Plantronics, Inc.	83,340	2,234,345
Polycom, Inc.(1)	108,191	2,894,109
QUALCOMM, Inc.	472,031	21,231,954
Research In Motion Ltd.(1)	50,570	3,416,004
Tellabs, Inc.(1)	232,530	1,609,108
		63,828,772
COMPUTERS & PERIPHERALS ― 4.5%
Apple, Inc.(1)	206,551	38,288,359
EMC Corp.(1)	791,599	13,488,847
Hewlett-Packard Co.	421,213	19,885,466
NCR Corp.(1)	249,991	3,454,875
Seagate Technology	528,170	8,033,466
Western Digital Corp.(1)	182,978	6,684,186
		89,835,199
CONSTRUCTION & ENGINEERING ― 0.8%
EMCOR Group, Inc.(1)	70,222	1,778,021
Fluor Corp.	162,467	8,261,447
Foster Wheeler AG(1)	106,167	3,387,789
Shaw Group, Inc. (The)(1)	41,529	1,332,666
URS Corp.(1)	43,474	1,897,640
		16,657,563
CONSUMER FINANCE(2)
Discover Financial Services	54,051	877,248
CONTAINERS & PACKAGING ― 1.1%
Pactiv Corp.(1)	611,764	15,936,452
Rock-Tenn Co., Class A	90,858	4,280,320
Sonoco Products Co.	35,527	978,414
		21,195,186
DIVERSIFIED CONSUMER SERVICES ― 0.5%
H&R Block, Inc.	502,177	9,230,013
DIVERSIFIED FINANCIAL SERVICES ― 4.6%
Bank of America Corp.	1,851,933	31,334,707
Citigroup, Inc.	1,454,124	7,037,960
CME Group, Inc.	20,269	6,246,703
IntercontinentalExchange, Inc.(1)	40,891	3,974,196
JPMorgan Chase & Co.	962,561	42,179,423
		90,772,989

Equity Growth – Schedule of Investments

SEPTEMBER 30, 2009 (UNAUDITED)
Shares	Value

DIVERSIFIED TELECOMMUNICATION SERVICES ― 2.6%
AT&T, Inc.	1,347,046	$ 36,383,713
CenturyTel, Inc.	22,710	763,056
Verizon Communications, Inc.	436,335	13,207,860
Windstream Corp.	33,382	338,160
		50,692,789
ELECTRIC UTILITIES ― 1.1%
Entergy Corp.	125,817	10,047,746
Exelon Corp.	46,870	2,325,689
FPL Group, Inc.	177,692	9,813,929
		22,187,364
ELECTRICAL EQUIPMENT ― 0.5%
Cooper Industries plc, Class A	118,896	4,466,923
GrafTech International Ltd.(1)	373,331	5,487,965
		9,954,888
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS ― 0.8%
Arrow Electronics, Inc.(1)	173,721	4,890,246
Celestica, Inc.(1)	991,171	9,396,301
Molex, Inc.	64,166	1,339,786
Tech Data Corp.(1)	9,551	397,417
		16,023,750
ENERGY EQUIPMENT & SERVICES ― 3.6%
Baker Hughes, Inc.	93,532	3,990,075
BJ Services Co.	351,937	6,838,136
Diamond Offshore Drilling, Inc.	71,593	6,838,563
ENSCO International, Inc.	160,060	6,808,953
Halliburton Co.	358,049	9,710,289
National Oilwell Varco, Inc.(1)	242,849	10,474,077
Noble Corp.	9,754	370,262
Oil States International, Inc.(1)	106,293	3,734,073
Schlumberger Ltd.	257,406	15,341,398
Transocean Ltd.(1)	72,795	6,226,156
		70,331,982
FOOD & STAPLES RETAILING ― 2.3%
Kroger Co. (The)	80,166	1,654,626
SUPERVALU, INC.	178,523	2,688,556
SYSCO Corp.	578,110	14,366,034
Wal-Mart Stores, Inc.	528,034	25,921,189
		44,630,405
FOOD PRODUCTS ― 2.0%
Archer-Daniels-Midland Co.	575,637	16,820,113
ConAgra Foods, Inc.	449,076	9,735,968
Dean Foods Co.(1)	90,008	1,601,242
General Mills, Inc.	602	38,757
Hershey Co. (The)	9,977	387,706
J.M. Smucker Co. (The)	86,745	4,598,353
Kraft Foods, Inc., Class A	183,653	4,824,564
Lancaster Colony Corp.	27,900	1,430,433
		39,437,136
GAS UTILITIES ― 0.1%
New Jersey Resources Corp.	37,196	1,350,587

Equity Growth – Schedule of Investments

SEPTEMBER 30, 2009 (UNAUDITED)
Shares	Value

UGI Corp.	45,370	$ 1,136,972
		2,487,559
HEALTH CARE EQUIPMENT & SUPPLIES ― 2.5%
Becton, Dickinson & Co.	40,653	2,835,547
Boston Scientific Corp.(1)	787,541	8,340,059
C.R. Bard, Inc.	179,851	14,138,087
Gen-Probe, Inc.(1)	17,423	722,009
Hospira, Inc.(1)	16,833	750,752
Intuitive Surgical, Inc.(1)	38,641	10,133,602
Medtronic, Inc.	113,360	4,171,648
St. Jude Medical, Inc.(1)	75,957	2,963,083
STERIS Corp.	145,773	4,438,788
		48,493,575
HEALTH CARE PROVIDERS & SERVICES ― 1.3%
Coventry Health Care, Inc.(1)	46,582	929,777
Express Scripts, Inc.(1)	52,957	4,108,404
Henry Schein, Inc.(1)	3,948	216,785
Humana, Inc.(1)	237,536	8,860,093
Magellan Health Services, Inc.(1)	63,035	1,957,867
Medco Health Solutions, Inc.(1)	70,786	3,915,174
Quest Diagnostics, Inc.	55,480	2,895,501
WellCare Health Plans, Inc.(1)	138,999	3,426,325
		26,309,926
HOTELS, RESTAURANTS & LEISURE ― 1.0%
McDonald's Corp.	57,840	3,300,929
Panera Bread Co., Class A(1)	113,397	6,236,835
WMS Industries, Inc.(1)	116,046	5,171,010
Wynn Resorts Ltd.(1)	66,648	4,724,676
		19,433,450
HOUSEHOLD DURABLES ― 0.9%
Harman International Industries, Inc.	190,242	6,445,399
NVR, Inc.(1)	18,930	12,065,414
		18,510,813
HOUSEHOLD PRODUCTS ― 2.3%
Clorox Co.	46,390	2,728,660
Colgate-Palmolive Co.	53,890	4,110,729
Kimberly-Clark Corp.	62,808	3,704,416
Procter & Gamble Co. (The)	591,461	34,257,421
		44,801,226
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS ― 1.3%
Mirant Corp.(1)	577,472	9,487,865
NRG Energy, Inc.(1)	568,039	16,013,019
		25,500,884
INDUSTRIAL CONGLOMERATES ― 1.5%
3M Co.	153,400	11,320,920
General Electric Co.	1,089,570	17,890,739
		29,211,659
INSURANCE ― 3.1%
ACE Ltd.(1)	69,427	3,711,567
Allied World Assurance Co. Holdings Ltd.	28,747	1,377,844
American Financial Group, Inc.	281,586	7,180,443
Aspen Insurance Holdings Ltd.	81,845	2,166,437

Equity Growth – Schedule of Investments

SEPTEMBER 30, 2009 (UNAUDITED)
Shares	Value

Berkshire Hathaway, Inc., Class A(1)	94	$ 9,494,000
Chubb Corp. (The)	120,167	6,057,619
CNA Financial Corp.(1)	211,280	5,100,299
Endurance Specialty Holdings Ltd.	140,147	5,111,161
MetLife, Inc.	150,653	5,735,360
Prudential Financial, Inc.	295,667	14,756,740
		60,691,470
INTERNET & CATALOG RETAIL ― 0.5%
Amazon.com, Inc.(1)	56,193	5,246,178
Netflix, Inc.(1)	100,299	4,630,805
		9,876,983
INTERNET SOFTWARE & SERVICES ― 1.7%
Google, Inc., Class A(1)	55,755	27,646,117
Sohu.com, Inc.(1)	41,072	2,824,932
VeriSign, Inc.(1)	114,894	2,721,839
		33,192,888
IT SERVICES ― 3.6%
Affiliated Computer Services, Inc., Class A(1)	57,314	3,104,699
Alliance Data Systems Corp.(1)	18,633	1,138,104
International Business Machines Corp.	383,122	45,825,222
SAIC, Inc.(1)	197,713	3,467,886
Visa, Inc., Class A	83,005	5,736,476
Western Union Co. (The)	593,264	11,224,555
		70,496,942
LEISURE EQUIPMENT & PRODUCTS ― 0.2%
Polaris Industries, Inc.	104,586	4,265,017
LIFE SCIENCES TOOLS & SERVICES ― 0.7%
Bruker Corp.(1)	488,790	5,215,389
Millipore Corp.(1)	123,458	8,682,801
		13,898,190
MACHINERY ― 2.1%
AGCO Corp.(1)	127,350	3,518,680
Bucyrus International, Inc.	119,703	4,263,821
Cummins, Inc.	119,099	5,336,826
Dover Corp.	48,947	1,897,186
Flowserve Corp.	34,728	3,422,097
Graco, Inc.	175,924	4,903,002
Joy Global, Inc.	92,825	4,542,855
Kennametal, Inc.	142,155	3,498,435
Lincoln Electric Holdings, Inc.	82,522	3,915,669
Navistar International Corp.(1)	58,596	2,192,662
Timken Co.	160,453	3,759,414
		41,250,647
MEDIA ― 2.5%
CBS Corp., Class B	20,701	249,447
Comcast Corp., Class A	1,115,662	18,843,531
Interpublic Group of Cos., Inc. (The)(1)	144,837	1,089,174
Marvel Entertainment, Inc.(1)	108,078	5,362,830
Scripps Networks Interactive, Inc., Class A	96,770	3,575,652
Time Warner, Inc.	694,911	19,999,539
		49,120,173

Equity Growth – Schedule of Investments

SEPTEMBER 30, 2009 (UNAUDITED)
Shares	Value

METALS & MINING ― 1.0%
Allegheny Technologies, Inc.	107,450	$ 3,759,675
Cliffs Natural Resources, Inc.	86,282	2,792,086
Freeport-McMoRan Copper & Gold, Inc.	58,842	4,037,150
Reliance Steel & Aluminum Co.	72,028	3,065,512
Schnitzer Steel Industries, Inc., Class A	74,989	3,993,164
Worthington Industries, Inc.	184,231	2,560,811
		20,208,398
MULTILINE RETAIL ― 0.3%
Dollar Tree, Inc.(1)	70,595	3,436,565
Family Dollar Stores, Inc.	106,924	2,822,794
Sears Holdings Corp.(1)	9,543	623,253
		6,882,612
MULTI-INDUSTRY ― 1.0%
Financial Select Sector SPDR Fund	1,327,512	19,833,029

MULTI-UTILITIES ― 0.8%
DTE Energy Co.	10,010	351,751
Public Service Enterprise Group, Inc.	509,600	16,021,824
		16,373,575
OIL, GAS & CONSUMABLE FUELS ― 8.8%
Alpha Natural Resources, Inc.(1)	131,974	4,632,287
Anadarko Petroleum Corp.	121,402	7,615,548
Apache Corp.	106,986	9,824,524
Chevron Corp.	337,007	23,735,403
ConocoPhillips	314,817	14,217,136
Devon Energy Corp.	61,436	4,136,486
Exxon Mobil Corp.	1,060,515	72,761,934
Frontier Oil Corp.	163,473	2,275,544
McMoRan Exploration Co.(1)	286,407	2,162,373
Murphy Oil Corp.	137,873	7,937,349
Occidental Petroleum Corp.	213,001	16,699,278
Peabody Energy Corp.	152,858	5,689,375
Tesoro Corp.	63,650	953,477
Valero Energy Corp.	379	7,349
World Fuel Services Corp.	46,845	2,251,839
		174,899,902
PERSONAL PRODUCTS ― 0.3%
Mead Johnson Nutrition Co., Class A	126,509	5,706,821
PHARMACEUTICALS ― 6.5%
Abbott Laboratories	290,512	14,371,629
Eli Lilly & Co.	592,975	19,585,964
Endo Pharmaceuticals Holdings, Inc.(1)	135,236	3,060,391
Forest Laboratories, Inc.(1)	206,090	6,067,290
Johnson & Johnson	776,660	47,290,827
King Pharmaceuticals, Inc.(1)	299,334	3,223,827
Pfizer, Inc.	1,128,288	18,673,166
Schering-Plough Corp.	266,738	7,535,349
Sepracor, Inc.(1)	213,994	4,900,463
Valeant Pharmaceuticals International(1)	166,637	4,675,834
		129,384,740

Equity Growth – Schedule of Investments

SEPTEMBER 30, 2009 (UNAUDITED)
Shares	Value

PROFESSIONAL SERVICES ― 0.2%
Manpower, Inc.	60,246	$ 3,416,551
REAL ESTATE INVESTMENT TRUSTS (REITs) ― 1.0%
Host Hotels & Resorts, Inc.	118,344	1,392,909
Public Storage	10,769	810,260
Simon Property Group, Inc.	32,910	2,284,941
SPDR Dow Jones REIT Fund	333,452	15,185,404
		19,673,514
ROAD & RAIL ― 1.0%
Burlington Northern Santa Fe Corp.	59,535	4,752,679
CSX Corp.	85,408	3,575,179
Norfolk Southern Corp.	78,393	3,379,522
Union Pacific Corp.	128,693	7,509,237
		19,216,617
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT ― 3.1%
Applied Materials, Inc.	414,276	5,551,298
Broadcom Corp., Class A(1)	154,560	4,743,446
Intel Corp.	899,799	17,609,067
Lam Research Corp.(1)	36,255	1,238,471
Linear Technology Corp.	154,899	4,279,859
LSI Corp.(1)	542,993	2,981,032
Marvell Technology Group Ltd.(1)	132,439	2,144,188
Skyworks Solutions, Inc.(1)	397,761	5,266,356
Texas Instruments, Inc.	624,931	14,804,615
Xilinx, Inc.	85,217	1,995,782
		60,614,114
SOFTWARE ― 4.1%
Adobe Systems, Inc.(1)	105,555	3,487,537
Autodesk, Inc.(1)	218,606	5,202,823
Cerner Corp.(1)	35,754	2,674,399
Microsoft Corp.	1,608,746	41,650,434
Oracle Corp.	771,770	16,083,687
Quest Software, Inc.(1)	70,903	1,194,715
Sybase, Inc.(1)	234,070	9,105,323
Symantec Corp.(1)	160,561	2,644,440
		82,043,358
SPECIALTY RETAIL ― 1.6%
AutoZone, Inc.(1)	8,460	1,237,021
Gap, Inc. (The)	480,888	10,291,003
RadioShack Corp.	75,141	1,245,086
Ross Stores, Inc.	308,314	14,728,160
Sherwin-Williams Co. (The)	62,577	3,764,632
Tractor Supply Co.(1)	20,920	1,012,947
		32,278,849
TEXTILES, APPAREL & LUXURY GOODS ― 0.4%
Liz Claiborne, Inc.	330,104	1,627,413
Polo Ralph Lauren Corp.	84,778	6,495,690
		8,123,103
TOBACCO ― 1.3%
Altria Group, Inc.	112,549	2,004,498

Equity Growth – Schedule of Investments

SEPTEMBER 30, 2009 (UNAUDITED)
Shares	Value

Philip Morris International, Inc.	488,686	$ 23,818,555
		25,823,053
TOTAL COMMON STOCKS
(Cost $1,759,071,409)		1,971,050,166
TEMPORARY CASH INVESTMENTS — 0.3%
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares	1,561	1,561
Repurchase Agreement, Goldman Sachs Group, Inc., (collateralized by various U.S. Treasury obligations, 4.75%, 2/15/37, valued at $5,507,809), in a joint trading account at 0.01%, dated 9/30/09, due 10/1/09 (Delivery value $5,400,002)		5,400,000
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $5,401,561)		5,401,561
TOTAL INVESTMENT SECURITIES — 99.8%
(Cost $1,764,472,970)		1,976,451,727
OTHER ASSETS AND LIABILITIES — 0.2%		4,141,846
TOTAL NET ASSETS — 100.0%		$1,980,593,573

Notes to Schedule of Investments
SPDR	-	Standard & Poor's Depositary Receipts

(1)	Non-income producing.
(2)	Industry is less than 0.05% of total net assets.

Equity Growth – Schedule of Investments

SEPTEMBER 30, 2009 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Investments in open- end management investment companies are valued at the reported net asset value. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of actual quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of significant unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities as of September 30, 2009:

	Level 1	Level 2	Level 3
Investment Securities
Common Stocks	$ 1,971,050,166	–	–
Temporary Cash Investments	1,561	$ 5,400,000	–
Total Value of Investment Securities	$ 1,971,051,727	$ 5,400,000	–

3. Federal Tax Information

As of September 30, 2009, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$ 1,807,126,803
Gross tax appreciation of investments	$ 276,900,253
Gross tax depreciation of investments	(107,575,329)
Net tax appreciation (depreciation) of investments	$ 169,324,924

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Income & Growth Fund

September 30, 2009

Income & Growth – Schedule of Investments

SEPTEMBER 30, 2009 (UNAUDITED)
Shares	Value

COMMON STOCKS — 97.8%
AEROSPACE & DEFENSE ― 2.6%
General Dynamics Corp.	135,155	$ 8,731,013
Honeywell International, Inc.	96,089	3,569,706
Lockheed Martin Corp.	139,832	10,918,083
Northrop Grumman Corp.	418,711	21,668,294
Raytheon Co.	81,912	3,929,319
		48,816,415
AIR FREIGHT & LOGISTICS ― 0.5%
Expeditors International of Washington, Inc.	23,816	837,132
FedEx Corp.	38,880	2,924,554
United Parcel Service, Inc., Class B	66,497	3,755,085
UTi Worldwide, Inc.	182,412	2,641,326
		10,158,097
AUTO COMPONENTS ― 0.2%
WABCO Holdings, Inc.	154,681	3,248,301
BEVERAGES ― 0.6%
Coca-Cola Co. (The)	108,153	5,807,816
Coca-Cola Enterprises, Inc.	145,983	3,125,496
Molson Coors Brewing Co., Class B	534	25,995
PepsiCo, Inc.	38,405	2,252,838
		11,212,145
BIOTECHNOLOGY ― 1.6%
Amgen, Inc.(1)(2)	504,791	30,403,562
CAPITAL MARKETS ― 2.7%
Bank of New York Mellon Corp. (The)	374,484	10,856,291
BlackRock, Inc.	12,277	2,661,899
E*TRADE Financial Corp.(1)	412,121	721,212
Federated Investors, Inc., Class B	14,153	373,215
Goldman Sachs Group, Inc. (The)	72,829	13,426,026
Janus Capital Group, Inc.	129,813	1,840,748
Legg Mason, Inc.	14,649	454,558
Morgan Stanley	384,543	11,874,688
State Street Corp.	35,073	1,844,840
TD Ameritrade Holding Corp.(1)	299,066	5,867,675
		49,921,152
CHEMICALS ― 2.2%
Ashland, Inc.	189,274	8,180,422
CF Industries Holdings, Inc.	41,945	3,616,917
Dow Chemical Co. (The)	105,430	2,748,560
E.I. du Pont de Nemours & Co.	453,348	14,570,605
Minerals Technologies, Inc.	27,179	1,292,633
OM Group, Inc.(1)	84,894	2,579,929
Terra Industries, Inc.	177,521	6,154,653
Valspar Corp.	89,638	2,465,942
		41,609,661
COMMERCIAL BANKS ― 3.0%
Canadian Imperial Bank of Commerce	86,408	5,271,752
Cullen/Frost Bankers, Inc.	16,286	841,009
Fifth Third Bancorp.	188,893	1,913,486

Income & Growth – Schedule of Investments

SEPTEMBER 30, 2009 (UNAUDITED)
Shares	Value

First Horizon National Corp.(1)	69,882	$ 924,536
Huntington Bancshares, Inc.	466,290	2,196,226
KeyCorp	33,842	219,973
Marshall & Ilsley Corp.	46,731	377,119
PNC Financial Services Group, Inc.	21,222	1,031,177
Regions Financial Corp.	57,361	356,212
Royal Bank of Canada	106,817	5,722,187
SunTrust Banks, Inc.	39,596	892,890
Toronto-Dominion Bank (The)	97,555	6,287,420
U.S. Bancorp.	580,957	12,699,720
Wells Fargo & Co.	610,044	17,191,040
Zions Bancorp.	53,727	965,474
		56,890,221
COMMERCIAL SERVICES & SUPPLIES ― 0.7%
Herman Miller, Inc.	169,765	2,870,726
R.R. Donnelley & Sons Co.	517,929	11,011,171
		13,881,897
COMMUNICATIONS EQUIPMENT ― 1.0%
Cisco Systems, Inc.(1)	688,232	16,200,981
QUALCOMM, Inc.	40,674	1,829,517
		18,030,498
COMPUTERS & PERIPHERALS ― 4.2%
Apple, Inc.(1)	125,089	23,187,748
Diebold, Inc.	56,195	1,850,501
EMC Corp.(1)	263,001	4,481,537
Hewlett-Packard Co.	621,133	29,323,689
Synaptics, Inc.(1)	3,041	76,633
Western Digital Corp.(1)	531,513	19,416,170
		78,336,278
CONSTRUCTION & ENGINEERING ― 1.5%
EMCOR Group, Inc.(1)	551,762	13,970,614
Fluor Corp.	212,426	10,801,862
Shaw Group, Inc. (The)(1)	118,292	3,795,990
		28,568,466
CONSUMER FINANCE ― 0.4%
American Express Co.	126,171	4,277,197
Capital One Financial Corp.	57,298	2,047,257
Discover Financial Services	22,070	358,196
SLM Corp.(1)	21,787	189,983
		6,872,633
DIVERSIFIED CONSUMER SERVICES(3)
Apollo Group, Inc., Class A(1)	7,632	562,249
DIVERSIFIED FINANCIAL SERVICES ― 4.2%
Bank of America Corp.	1,501,700	25,408,764
Citigroup, Inc.	1,674,806	8,106,061
CME Group, Inc.	17,206	5,302,717
JPMorgan Chase & Co.	837,480	36,698,374
NYSE Euronext	88,168	2,547,173
		78,063,089
DIVERSIFIED TELECOMMUNICATION SERVICES ― 4.1%
AT&T, Inc.	1,458,594	39,396,624
Qwest Communications International, Inc.	1,587,659	6,048,981

Income & Growth – Schedule of Investments

SEPTEMBER 30, 2009 (UNAUDITED)
Shares	Value

Verizon Communications, Inc.	1,055,699	$ 31,956,008
		77,401,613
ELECTRIC UTILITIES ― 2.0%
Duke Energy Corp.	49,133	773,354
Edison International	338,673	11,372,639
Entergy Corp.	30,000	2,395,800
Exelon Corp.	76,100	3,776,082
FPL Group, Inc.	358,693	19,810,614
		38,128,489
ELECTRICAL EQUIPMENT ― 1.1%
Acuity Brands, Inc.	83,374	2,685,476
Brady Corp., Class A	117,255	3,367,564
Emerson Electric Co.	204,722	8,205,258
GrafTech International Ltd.(1)	261,400	3,842,580
Rockwell Automation, Inc.	41,261	1,757,718
		19,858,596
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS ― 1.1%
Arrow Electronics, Inc.(1)	132,616	3,733,140
Avnet, Inc.(1)	64,971	1,687,297
Celestica, Inc.(1)	1,239,591	11,751,323
Ingram Micro, Inc., Class A(1)	36,481	614,705
Tech Data Corp.(1)	48,205	2,005,810
		19,792,275
ENERGY EQUIPMENT & SERVICES ― 0.4%
ENSCO International, Inc.	40,512	1,723,381
Helix Energy Solutions Group, Inc.(1)	316,552	4,741,949
National Oilwell Varco, Inc.(1)	43,264	1,865,976
		8,331,306
FOOD & STAPLES RETAILING ― 1.7%
Kroger Co. (The)	229,137	4,729,388
SUPERVALU, INC.	647,323	9,748,684
Wal-Mart Stores, Inc.	366,962	18,014,165
		32,492,237
FOOD PRODUCTS ― 2.0%
Archer-Daniels-Midland Co.	168,183	4,914,307
Bunge Ltd.	233,622	14,627,073
ConAgra Foods, Inc.	15,714	340,680
Fresh Del Monte Produce, Inc.(1)	60,281	1,362,953
General Mills, Inc.	157,346	10,129,936
Kraft Foods, Inc., Class A	210,104	5,519,432
Tyson Foods, Inc., Class A	195	2,463
		36,896,844
GAS UTILITIES ― 0.1%
New Jersey Resources Corp.	8,932	324,321
UGI Corp.	50,414	1,263,375
		1,587,696
HEALTH CARE EQUIPMENT & SUPPLIES ― 2.1%
Baxter International, Inc.	183,165	10,442,237
Becton, Dickinson & Co.	230,978	16,110,715
Boston Scientific Corp.(1)	393,588	4,168,097
C.R. Bard, Inc.	69,732	5,481,632

Income & Growth – Schedule of Investments

SEPTEMBER 30, 2009 (UNAUDITED)
Shares	Value

Hill-Rom Holdings, Inc.	175,156	$ 3,814,898
		40,017,579
HEALTH CARE PROVIDERS & SERVICES ― 1.1%
AMERIGROUP Corp.(1)	19,378	429,610
Coventry Health Care, Inc.(1)	453,560	9,053,058
Humana, Inc.(1)	114,403	4,267,232
Magellan Health Services, Inc.(1)	14,974	465,092
WellCare Health Plans, Inc.(1)	68,574	1,690,349
WellPoint, Inc.(1)	84,947	4,023,090
		19,928,431
HOTELS, RESTAURANTS & LEISURE ― 1.5%
McDonald's Corp.	351,211	20,043,612
Panera Bread Co., Class A(1)	31,031	1,706,705
WMS Industries, Inc.(1)	53,842	2,399,199
Wyndham Worldwide Corp.	247,683	4,042,187
		28,191,703
HOUSEHOLD DURABLES ― 0.8%
Blyth, Inc.	16,521	639,858
Harman International Industries, Inc.	142,260	4,819,769
NVR, Inc.(1)	15,348	9,782,355
		15,241,982
HOUSEHOLD PRODUCTS ― 2.7%
Clorox Co.	31,274	1,839,537
Kimberly-Clark Corp.	286,621	16,904,906
Procter & Gamble Co. (The)	546,863	31,674,305
		50,418,748
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS ― 0.6%
Constellation Energy Group, Inc.	249,235	8,067,737
NRG Energy, Inc.(1)	83,510	2,354,147
		10,421,884
INDUSTRIAL CONGLOMERATES ― 1.9%
3M Co.	65,907	4,863,936
Carlisle Cos., Inc.	174,582	5,920,076
General Electric Co.	1,539,309	25,275,454
		36,059,466
INSURANCE ― 3.4%
ACE Ltd.(1)	251,188	13,428,511
Aflac, Inc.	3,908	167,028
Allstate Corp. (The)	3,589	109,895
American Financial Group, Inc.	201,693	5,143,172
American International Group, Inc.(1)	12,847	566,681
Aspen Insurance Holdings Ltd.	277,241	7,338,569
Axis Capital Holdings Ltd.	98,524	2,973,454
Endurance Specialty Holdings Ltd.	46,672	1,702,128
Genworth Financial, Inc., Class A	165,651	1,979,529
Hartford Financial Services Group, Inc. (The)	41,567	1,101,526
Lincoln National Corp.	34,852	903,015
MetLife, Inc.	170,678	6,497,711
Principal Financial Group, Inc.	282,980	7,750,822
Prudential Financial, Inc.	199,079	9,936,033
StanCorp Financial Group, Inc.	11,273	455,091

Income & Growth – Schedule of Investments

SEPTEMBER 30, 2009 (UNAUDITED)
Shares	Value

Travelers Cos., Inc. (The)	64,116	$ 3,156,431
		63,209,596
INTERNET & CATALOG RETAIL ― 0.1%
Netflix, Inc.(1)	48,588	2,243,308
INTERNET SOFTWARE & SERVICES ― 1.1%
Google, Inc., Class A(1)	33,129	16,427,015
Yahoo!, Inc.(1)	206,641	3,680,276
		20,107,291
IT SERVICES ― 5.2%
Accenture plc, Class A	486,960	18,148,999
Broadridge Financial Solutions, Inc.	142,068	2,855,567
Computer Sciences Corp.(1)(2)	310,304	16,356,124
Convergys Corp.(1)	171,549	1,705,197
International Business Machines Corp.	412,241	49,308,146
Western Union Co. (The)	521,953	9,875,351
		98,249,384
LEISURE EQUIPMENT & PRODUCTS ― 0.5%
Hasbro, Inc.	329,300	9,138,075
LIFE SCIENCES TOOLS & SERVICES ― 0.1%
PerkinElmer, Inc.	73,439	1,412,966
MACHINERY ― 1.4%
Cummins, Inc.	35,769	1,602,809
Dover Corp.	190,010	7,364,788
Flowserve Corp.	21,597	2,128,168
Lincoln Electric Holdings, Inc.	33,245	1,577,475
Mueller Industries, Inc.	108,250	2,583,928
Navistar International Corp.(1)	65,691	2,458,157
Parker Hannifin Corp.	114,529	5,937,183
Timken Co.	96,956	2,271,679
		25,924,187
MEDIA ― 2.3%
Comcast Corp., Class A	770,123	13,007,377
Gannett Co., Inc.	129,853	1,624,461
Harte-Hanks, Inc.	82,547	1,141,625
Time Warner, Inc.	658,173	18,942,219
Walt Disney Co. (The)	327,812	9,001,718
		43,717,400
METALS & MINING ― 0.3%
Allegheny Technologies, Inc.	34,073	1,192,214
Newmont Mining Corp.	1,042	45,869
Reliance Steel & Aluminum Co.	68,953	2,934,639
Worthington Industries, Inc.	81,073	1,126,915
		5,299,637
MULTILINE RETAIL ― 0.3%
Dollar Tree, Inc.(1)	24,431	1,189,301
Family Dollar Stores, Inc.	146,532	3,868,445
		5,057,746
MULTI-INDUSTRY ― 0.3%
Financial Select Sector SPDR Fund	401,065	5,991,911
MULTI-UTILITIES ― 1.3%
DTE Energy Co.	192,064	6,749,129
Integrys Energy Group, Inc.	87,802	3,151,214

Income & Growth – Schedule of Investments

SEPTEMBER 30, 2009 (UNAUDITED)
Shares	Value

PG&E Corp.	52,830	$ 2,139,087
Public Service Enterprise Group, Inc.	397,521	12,498,060
		24,537,490
OIL, GAS & CONSUMABLE FUELS ― 12.3%
Alpha Natural Resources, Inc.(1)	282,553	9,917,610
Apache Corp.	70,872	6,508,176
Chevron Corp.	651,466	45,882,750
ConocoPhillips	695,253	31,397,626
Exxon Mobil Corp.	1,074,038	73,689,747
Hess Corp.	73,674	3,938,612
Murphy Oil Corp.	253,757	14,608,791
Occidental Petroleum Corp.	392,450	30,768,080
Tesoro Corp.	40,770	610,735
Valero Energy Corp.	551,788	10,699,169
World Fuel Services Corp.	43,487	2,090,420
		230,111,716
PERSONAL PRODUCTS(3)
Herbalife Ltd.	16,797	549,934
PHARMACEUTICALS ― 6.9%
Bristol-Myers Squibb Co.	815,812	18,372,086
Eli Lilly & Co.	632,740	20,899,402
Johnson & Johnson	842,722	51,313,343
Pfizer, Inc.(2)	2,272,879	37,616,147
Wyeth	20,020	972,572
		129,173,550
PROFESSIONAL SERVICES ― 0.1%
Manpower, Inc.	23,561	1,336,144
REAL ESTATE INVESTMENT TRUSTS (REITs) ― 0.6%
Apartment Investment & Management Co., Class A	17,755	261,886
Boston Properties, Inc.	2,876	188,522
Equity Residential	8,496	260,827
Host Hotels & Resorts, Inc.	11,253	132,448
HRPT Properties Trust	201,120	1,512,423
Kimco Realty Corp.	19,945	260,083
ProLogis	43,023	512,834
Public Storage	48,068	3,616,636
Simon Property Group, Inc.	58,046	4,030,134
Vornado Realty Trust	3,365	216,738
		10,992,531
ROAD & RAIL ― 1.4%
CSX Corp.	161,698	6,768,678
Norfolk Southern Corp.	143,571	6,189,346
Union Pacific Corp.	224,247	13,084,812
		26,042,836
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT ― 3.7%
Amkor Technology, Inc.(1)	943,187	6,489,127
Analog Devices, Inc.	32,386	893,206
Broadcom Corp., Class A(1)	145,519	4,465,978
Intel Corp.	1,337,796	26,180,668
LSI Corp.(1)	1,934,782	10,621,953
Maxim Integrated Products, Inc.	109,538	1,987,019
NVIDIA Corp.(1)	149,715	2,250,216

Income & Growth – Schedule of Investments

SEPTEMBER 30, 2009 (UNAUDITED)
Shares	Value

Texas Instruments, Inc.	397,490	$ 9,416,538
Xilinx, Inc.	307,150	7,193,453
		69,498,158
SOFTWARE ― 3.2%
Autodesk, Inc.(1)	79,075	1,881,985
Microsoft Corp.	1,415,313	36,642,454
Novell, Inc.(1)	344,649	1,554,367
Oracle Corp.	536,355	11,177,638
Parametric Technology Corp.(1)	126,111	1,742,854
Sybase, Inc.(1)	54,004	2,100,756
Symantec Corp.(1)	115,818	1,907,522
Synopsys, Inc.(1)	172,643	3,870,656
		60,878,232
SPECIALTY RETAIL ― 2.6%
AutoNation, Inc.(1)	110,042	1,989,559
Barnes & Noble, Inc.	150,275	3,339,111
Gap, Inc. (The)	921,576	19,721,726
Home Depot, Inc. (The)	70,701	1,883,475
RadioShack Corp.	506,296	8,389,325
Rent-A-Center, Inc.(1)	288,559	5,447,994
Ross Stores, Inc.	179,612	8,580,065
		49,351,255
TEXTILES, APPAREL & LUXURY GOODS ― 0.6%
Columbia Sportswear Co.	24,121	992,820
Jones Apparel Group, Inc.	264,037	4,734,184
Polo Ralph Lauren Corp.	68,185	5,224,335
Timberland Co. (The), Class A(1)	64,624	899,566
		11,850,905
TOBACCO ― 1.4%
Altria Group, Inc.	361,137	6,431,850
Lorillard, Inc.	55,282	4,107,453
Philip Morris International, Inc.	97,999	4,776,471
Reynolds American, Inc.	247,187	11,004,765
		26,320,539
WIRELESS TELECOMMUNICATION SERVICES ― 0.1%
Sprint Nextel Corp.(1)	393,846	1,555,692
TOTAL COMMON STOCKS
(Cost $1,662,424,553)		1,833,893,996
TEMPORARY CASH INVESTMENTS - SEGREGATED FOR FUTURES CONTRACTS — 0.1%
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares	61,636	61,636

Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 0.24%, 6/10/10, valued at $918,070), in a joint trading account at 0.01%, dated 9/30/09, due 10/1/09 (Delivery value $900,000)		900,000
TOTAL TEMPORARY CASH INVESTMENTS - SEGREGATED FOR FUTURES CONTRACTS
(Cost $961,636)		961,636
TOTAL INVESTMENT SECURITIES — 97.9%
(Cost $1,663,386,189)	1,834,855,632

Income & Growth – Schedule of Investments

SEPTEMBER 30, 2009 (UNAUDITED)
Value

OTHER ASSETS AND LIABILITIES — 2.1%	$ 39,723,354
TOTAL NET ASSETS — 100.0%	$1,874,578,986

FUTURES CONTRACTS

Contracts Purchased		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)
714	S&P 500 E-Mini Futures	December 2009	$ 37,588,530	$ (143,083)

Notes to Schedule of Investments
SPDR	-	Standard & Poor's Depositary Receipts

(1)	Non-income producing.
(2)	Security, or a portion thereof, has been segregated for futures contracts. At the period end, the aggregate value of securities pledged was $37,590,000.
(3)	Industry is less than 0.05% of total net assets.

Income & Growth – Schedule of Investments

SEPTEMBER 30, 2009 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Investments in open-end management investment companies are valued at the reported net asset value. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of actual quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of significant unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities and other financial instruments as of September 30, 2009:

	Level 1	Level 2	Level 3
Investment Securities
Common Stocks	$ 1,833,893,996	–	–
Temporary Cash Investments	61,636	$ 900,000	–
Total Value of Investment Securities	$ 1,833,955,632	$ 900,000	–
Other Financial Instruments
Futures Contracts	$ (143,083)	–	–
Total Unrealized Gain (Loss) on Other Financial Instruments	$ (143,083)	–	–

3. Federal Tax Information

As of September 30, 2009, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$ 1,700,003,058
Gross tax appreciation of investments	$ 308,462,866
Gross tax depreciation of investments	(173,610,292)
Net tax appreciation (depreciation) of investments	$ 134,852,574

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Small Company Fund

September 30, 2009

Small Company – Schedule of Investments

SEPTEMBER 30, 2009 (UNAUDITED)
Shares	Value

COMMON STOCKS — 100.6%
AEROSPACE & DEFENSE ― 2.4%
American Science & Engineering, Inc.	7,785	$ 529,691
Applied Signal Technology, Inc.	20,051	466,587
Ceradyne, Inc.(1)	13,557	248,500
Cubic Corp.	50,906	2,009,260
DynCorp International, Inc., Class A(1)	33,783	608,094
Esterline Technologies Corp.(1)	21,383	838,427
GenCorp, Inc.(1)	60,735	325,540
Moog, Inc., Class A(1)	42,221	1,245,520
Orbital Sciences Corp.(1)	85,784	1,284,186
TransDigm Group, Inc.(1)	25,472	1,268,760
Triumph Group, Inc.	25,987	1,247,116
		10,071,681
AIR FREIGHT & LOGISTICS ― 0.3%
Hub Group, Inc., Class A(1)	50,867	1,162,311
AIRLINES ― 0.2%
SkyWest, Inc.	64,077	1,062,397
AUTO COMPONENTS ― 0.7%
Hawk Corp., Class A(1)	72,431	993,753
Spartan Motors, Inc.	34,518	177,423
Standard Motor Products, Inc.	14,455	219,716
TRW Automotive Holdings Corp.(1)	35,969	602,481
WABCO Holdings, Inc.	37,017	777,357
		2,770,730
BIOTECHNOLOGY ― 1.2%
Celldex Therapeutics, Inc.(1)	20,943	114,977
Cubist Pharmaceuticals, Inc.(1)	102,165	2,063,733
Emergent Biosolutions, Inc.(1)	23,543	415,769
Enzon Pharmaceuticals, Inc.(1)	48,353	398,912
Martek Biosciences Corp.(1)	81,074	1,831,462
Maxygen, Inc.(1)	13,464	90,074
QLT, Inc.(1)	43,448	160,758
		5,075,685
BUILDING PRODUCTS ― 0.9%
Apogee Enterprises, Inc.	82,432	1,238,129
Gibraltar Industries, Inc.	71,346	946,761
NCI Building Systems, Inc.(1)	33,208	106,266
Simpson Manufacturing Co., Inc.	45,071	1,138,493
Universal Forest Products, Inc.	10,976	433,113
		3,862,762
CAPITAL MARKETS ― 2.2%
Calamos Asset Management, Inc., Class A	157,659	2,059,027
Evercore Partners, Inc., Class A	12,114	353,971
Investment Technology Group, Inc.(1)	77,835	2,173,153
Knight Capital Group, Inc., Class A(1)	30,755	668,921
LaBranche & Co., Inc.(1)	17,601	59,843
NGP Capital Resources Co.	5,515	40,039
optionsXpress Holdings, Inc.	117,832	2,036,137
SWS Group, Inc.	42,884	617,530

Small Company – Schedule of Investments

SEPTEMBER 30, 2009 (UNAUDITED)
Shares	Value

TradeStation Group, Inc.(1)	145,928	$ 1,189,313
		9,197,934
CHEMICALS ― 2.4%
A. Schulman, Inc.	75,912	1,512,926
CF Industries Holdings, Inc.	4,587	395,537
Innophos Holdings, Inc.	37,813	699,541
Koppers Holdings, Inc.	122,647	3,636,484
Minerals Technologies, Inc.	3,907	185,817
OM Group, Inc.(1)	42,491	1,291,301
Scotts Miracle-Gro Co. (The), Class A	7,181	308,424
Solutia, Inc.(1)	170,038	1,969,040
		9,999,070
COMMERCIAL BANKS ― 5.1%
Bank of Hawaii Corp.	46,610	1,936,179
Central Pacific Financial Corp.	46,491	117,157
City National Corp.	13,928	542,217
Commerce Bancshares, Inc.	12,751	474,847
Community Bank System, Inc.	50,133	915,930
CVB Financial Corp.	72,715	551,907
FirstMerit Corp.	27,229	518,168
Glacier Bancorp., Inc.	85,321	1,274,696
NBT Bancorp., Inc.	48,601	1,095,466
PacWest Bancorp.	16,894	321,831
Prosperity Bancshares, Inc.	73,343	2,551,603
Signature Bank(1)	47,014	1,363,406
Sterling Bancshares, Inc.	115,870	847,010
SVB Financial Group(1)	47,527	2,056,493
TCF Financial Corp.	35,847	467,445
Tompkins Financial Corp.	8,997	393,169
Trustmark Corp.	22,791	434,169
UMB Financial Corp.	54,517	2,204,667
Umpqua Holdings Corp.	93,264	988,598
United Bankshares, Inc.	25,080	491,317
Valley National Bancorp.	75,809	931,693
Westamerica Bancorp.	10,753	559,156
Wilshire Bancorp., Inc.	31,317	229,867
		21,266,991
COMMERCIAL SERVICES & SUPPLIES ― 1.5%
ABM Industries, Inc.	60,641	1,275,887
APAC Customer Services, Inc.(1)	33,374	197,240
ATC Technology Corp.(1)	56,405	1,114,563
Knoll, Inc.	165,624	1,727,458
PRG-Schultz International, Inc.(1)	43,479	243,483
Tetra Tech, Inc.(1)	69,221	1,836,433
Waste Services, Inc.(1)	9,884	45,664
		6,440,728
COMMUNICATIONS EQUIPMENT ― 2.5%
Arris Group, Inc.(1)	194,110	2,525,371
Blue Coat Systems, Inc.(1)	47,563	1,074,448
Comtech Telecommunications Corp.(1)	38,902	1,292,324
Harmonic, Inc.(1)	149,777	1,000,510
InterDigital, Inc.(1)	35,509	822,388

Small Company – Schedule of Investments

SEPTEMBER 30, 2009 (UNAUDITED)
Shares	Value

Oplink Communications, Inc.(1)	8,418	$ 122,229
PC-Tel, Inc.(1)	27,488	171,800
Riverbed Technology, Inc.(1)	45,437	997,797
Seachange International, Inc.(1)	3,821	28,658
Sierra Wireless, Inc.(1)	59,612	594,928
Symmetricom, Inc.(1)	68,848	356,633
Tekelec(1)	79,644	1,308,551
Tollgrade Communications, Inc.(1)	1,885	12,215
		10,307,852
COMPUTERS & PERIPHERALS ― 0.7%
Novatel Wireless, Inc.(1)	58,697	666,798
Synaptics, Inc.(1)	99,263	2,501,427
		3,168,225
CONSTRUCTION & ENGINEERING ― 1.8%
Comfort Systems USA, Inc.	59,111	685,097
EMCOR Group, Inc.(1)	190,114	4,813,686
Insituform Technologies, Inc., Class A(1)	46,382	887,751
Michael Baker Corp.(1)	29,908	1,086,857
		7,473,391
CONSUMER FINANCE ― 0.6%
Cash America International, Inc.	38,141	1,150,333
First Cash Financial Services, Inc.(1)	39,445	675,693
Rewards Network, Inc.(1)	3,480	47,815
World Acceptance Corp.(1)	25,778	649,863
		2,523,704
CONTAINERS & PACKAGING ― 1.8%
AEP Industries, Inc.(1)	3,608	143,959
Rock-Tenn Co., Class A	122,978	5,793,494
Silgan Holdings, Inc.	31,191	1,644,701
		7,582,154
DIVERSIFIED CONSUMER SERVICES ― 1.3%
Capella Education Co.(1)	27,665	1,862,961
Hillenbrand, Inc.	84,444	1,720,124
Lincoln Educational Services Corp.(1)	24,473	559,942
Pre-Paid Legal Services, Inc.(1)	11,622	590,398
Universal Technical Institute, Inc.(1)	29,514	581,426
		5,314,851
DIVERSIFIED FINANCIAL SERVICES ― 0.3%
Interactive Brokers Group, Inc., Class A(1)	62,172	1,235,358
DIVERSIFIED TELECOMMUNICATION SERVICES ― 0.1%
Neutral Tandem, Inc.(1)	22,573	513,761
ELECTRIC UTILITIES ― 0.9%
Central Vermont Public Service Corp.	15,182	293,013
Cleco Corp.	61,928	1,553,154
Maine & Maritimes Corp.	6,541	235,149
UniSource Energy Corp.	55,780	1,715,235
		3,796,551
ELECTRICAL EQUIPMENT ― 1.6%
Acuity Brands, Inc.	20,746	668,229
AZZ, Inc.(1)	2,804	112,637
Brady Corp., Class A	27,548	791,178
EnerSys(1)	35,077	775,903

Small Company – Schedule of Investments

SEPTEMBER 30, 2009 (UNAUDITED)
Shares	Value

GrafTech International Ltd.(1)	97,099	$ 1,427,355
Hubbell, Inc., Class B	26,674	1,120,308
Powell Industries, Inc.(1)	14,520	557,423
Thomas & Betts Corp.(1)	47,064	1,415,685
		6,868,718
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS ― 4.2%
Benchmark Electronics, Inc.(1)	157,458	2,834,244
Brightpoint, Inc.(1)	79,294	693,822
Celestica, Inc.(1)	416,445	3,947,899
CTS Corp.	51,321	477,285
Electro Scientific Industries, Inc.(1)	53,602	717,731
Gerber Scientific, Inc.(1)	37,028	221,427
Insight Enterprises, Inc.(1)	119,603	1,460,353
Mercury Computer Systems, Inc.(1)	24,329	239,884
Methode Electronics, Inc.	327,099	2,835,948
Multi-Fineline Electronix, Inc.(1)	1,848	53,056
Newport Corp.(1)	56,138	491,769
Radisys Corp.(1)	22,252	193,370
ScanSource, Inc.(1)	14,336	405,996
SYNNEX Corp.(1)	28,706	874,959
Tech Data Corp.(1)	38,285	1,593,039
TTM Technologies, Inc.(1)	64,584	740,778
		17,781,560
ENERGY EQUIPMENT & SERVICES ― 3.2%
Atwood Oceanics, Inc.(1)	61,163	2,157,219
Basic Energy Services, Inc.(1)	165,235	1,402,845
CARBO Ceramics, Inc.	23,483	1,210,549
Dawson Geophysical Co.(1)	12,660	346,631
Dril-Quip, Inc.(1)	32,171	1,596,968
ENGlobal Corp.(1)	18,587	76,578
Lufkin Industries, Inc.	7,551	401,562
Matrix Service Co.(1)	40,748	442,931
Oil States International, Inc.(1)	91,347	3,209,020
Pioneer Drilling Co.(1)	54,069	396,866
T-3 Energy Services, Inc.(1)	20,078	395,537
Unit Corp.(1)	16,578	683,843
Willbros Group, Inc.(1)	70,873	1,079,396
		13,399,945
FOOD & STAPLES RETAILING ― 1.0%
Andersons, Inc. (The)	54,388	1,914,458
Nash Finch Co.	21,806	596,176
Spartan Stores, Inc.	13,110	185,244
United Natural Foods, Inc.(1)	67,352	1,611,060
		4,306,938
FOOD PRODUCTS ― 2.1%
Darling International, Inc.(1)	128,042	941,109
Diamond Foods, Inc.	25,861	820,311
Green Mountain Coffee Roasters, Inc.(1)	10,924	806,628
HQ Sustainable Maritime Industries, Inc.(1)	5,338	46,974
J&J Snack Foods Corp.	30,985	1,338,242
Lancaster Colony Corp.	20,670	1,059,751
Overhill Farms, Inc.(1)	126,457	765,065

Small Company – Schedule of Investments

SEPTEMBER 30, 2009 (UNAUDITED)
Shares	Value

TreeHouse Foods, Inc.(1)	79,768	$ 2,845,325
		8,623,405
GAS UTILITIES ― 3.0%
Atmos Energy Corp.	112,571	3,172,251
Chesapeake Utilities Corp.	3,656	113,299
Laclede Group, Inc. (The)	16,533	531,701
New Jersey Resources Corp.	121,314	4,404,911
Northwest Natural Gas Co.	5,600	233,296
South Jersey Industries, Inc.	26,245	926,449
Southwest Gas Corp.	19,545	499,961
UGI Corp.	101,092	2,533,366
		12,415,234
HEALTH CARE EQUIPMENT & SUPPLIES ― 3.8%
American Medical Systems Holdings, Inc.(1)	123,671	2,092,513
Cantel Medical Corp.(1)	19,837	298,745
Cardiac Science Corp.(1)	10,001	40,004
CONMED Corp.(1)	53,074	1,017,429
Cooper Cos., Inc. (The)	68,504	2,036,624
Cyberonics, Inc.(1)	52,238	832,674
Greatbatch, Inc.(1)	27,347	614,487
Haemonetics Corp.(1)	28,159	1,580,283
ICU Medical, Inc.(1)	14,397	530,673
Invacare Corp.	149,721	3,335,784
Kensey Nash Corp.(1)	41,768	1,209,184
Kinetic Concepts, Inc.(1)	16,504	610,318
STERIS Corp.	11,764	358,214
Thoratec Corp.(1)	41,838	1,266,436
		15,823,368
HEALTH CARE PROVIDERS & SERVICES ― 4.0%
America Service Group, Inc.	5,005	82,783
Catalyst Health Solutions, Inc.(1)	47,145	1,374,277
Centene Corp.(1)	159,434	3,019,680
Emergency Medical Services Corp., Class A(1)	40,152	1,867,068
Gentiva Health Services, Inc.(1)	42,278	1,057,373
Healthspring, Inc.(1)	73,008	894,348
HMS Holdings Corp.(1)	23,870	912,550
LHC Group, Inc.(1)	66,351	1,985,885
Magellan Health Services, Inc.(1)	45,209	1,404,192
Molina Healthcare, Inc.(1)	21,969	454,539
MWI Veterinary Supply, Inc.(1)	4,171	166,631
Nighthawk Radiology Holdings, Inc.(1)	21,944	158,655
PharMerica Corp.(1)	45,519	845,288
PSS World Medical, Inc.(1)	99,150	2,164,444
RehabCare Group, Inc.(1)	25,957	563,007
		16,950,720
HOTELS, RESTAURANTS & LEISURE ― 4.3%
AFC Enterprises, Inc.(1)	140,792	1,185,469
Bally Technologies, Inc.(1)	46,598	1,787,965
CEC Entertainment, Inc.(1)	107,606	2,782,691
Choice Hotels International, Inc.	56,987	1,770,016
Cracker Barrel Old Country Store, Inc.	22,825	785,180
Einstein Noah Restaurant Group, Inc.(1)	12,573	151,379

Small Company – Schedule of Investments

SEPTEMBER 30, 2009 (UNAUDITED)
Shares	Value

Isle of Capri Casinos, Inc.(1)	18,625	$ 219,589
Panera Bread Co., Class A(1)	53,822	2,960,210
Peet's Coffee & Tea, Inc.(1)	53,543	1,511,519
PF Chang's China Bistro, Inc.(1)	40,518	1,376,396
Ruth's Hospitality Group, Inc.(1)	27,599	116,468
WMS Industries, Inc.(1)	81,115	3,614,484
		18,261,366
HOUSEHOLD DURABLES ― 0.5%
Kid Brands, Inc.(1)	5,339	33,102
La-Z-Boy, Inc.	82,289	711,800
Meritage Homes Corp.(1)	47,437	962,971
Universal Electronics, Inc.(1)	10,209	208,467
		1,916,340
HOUSEHOLD PRODUCTS ― 0.3%
Central Garden and Pet Co., Class A(1)	110,527	1,208,060
INDUSTRIAL CONGLOMERATES ― 0.1%
Standex International Corp.	13,207	261,895
INSURANCE ― 3.1%
Allied World Assurance Co. Holdings Ltd.	62,662	3,003,390
American Financial Group, Inc.	102,335	2,609,542
AMERISAFE, Inc.(1)	33,365	575,546
Aspen Insurance Holdings Ltd.	93,376	2,471,663
Delphi Financial Group, Inc., Class A	58,819	1,331,074
First Mercury Financial Corp.	28,142	374,851
Maiden Holdings Ltd.	101,175	735,542
Navigators Group, Inc. (The)(1)	16,698	918,390
Tower Group, Inc.	43,140	1,052,185
		13,072,183
INTERNET & CATALOG RETAIL ― 0.3%
NutriSystem, Inc.	40,075	611,545
Ticketmaster Entertainment, Inc.(1)	54,048	631,821
		1,243,366
INTERNET SOFTWARE & SERVICES ― 1.3%
Dice Holdings, Inc.(1)	15,927	104,481
EarthLink, Inc.	303,068	2,548,802
j2 Global Communications, Inc.(1)	88,725	2,041,562
MercadoLibre, Inc.(1)	12,551	482,712
VistaPrint NV(1)	2,491	126,418
		5,303,975
IT SERVICES ― 3.5%
Acxiom Corp.(1)	178,213	1,685,895
CACI International, Inc., Class A(1)	30,691	1,450,764
CIBER, Inc.(1)	132,325	529,300
CSG Systems International, Inc.(1)	199,132	3,188,103
Cybersource Corp.(1)	65,217	1,087,167
Global Cash Access Holdings, Inc.(1)	156,988	1,147,582
SAIC, Inc.(1)	59,062	1,035,948
TeleTech Holdings, Inc.(1)	54,987	938,078
VeriFone Holdings, Inc.(1)	34,202	543,470
Wright Express Corp.(1)	100,762	2,973,487
		14,579,794

Small Company – Schedule of Investments

SEPTEMBER 30, 2009 (UNAUDITED)
Shares	Value

LEISURE EQUIPMENT & PRODUCTS ― 0.6%
Polaris Industries, Inc.	53,418	$ 2,178,386
Smith & Wesson Holding Corp.(1)	44,809	234,351
Sport Supply Group, Inc.	21,209	216,120
		2,628,857
LIFE SCIENCES TOOLS & SERVICES ― 0.3%
Dionex Corp.(1)	22,791	1,480,731
MACHINERY ― 3.9%
Altra Holdings, Inc.(1)	31,645	354,108
American Railcar Industries, Inc.	8,995	95,437
Chart Industries, Inc.(1)	111,431	2,405,795
CIRCOR International, Inc.	22,693	641,304
EnPro Industries, Inc.(1)	73,511	1,680,462
Gardner Denver, Inc.(1)	95,283	3,323,471
Hardinge, Inc.	24,942	154,640
Lydall, Inc.(1)	25,294	133,046
Robbins & Myers, Inc.	53,235	1,249,958
Tennant Co.	10,803	313,935
Timken Co.	125,815	2,947,845
Toro Co.	40,215	1,599,351
Watts Water Technologies, Inc., Class A	45,689	1,382,092
		16,281,444
MARINE ― 0.7%
International Shipholding Corp.	9,207	283,668
Kirby Corp.(1)	72,743	2,678,397
		2,962,065
MEDIA ― 0.1%
CTC Media, Inc.(1)	23,509	369,562
Mediacom Communications Corp., Class A(1)	40,395	232,675
		602,237
METALS & MINING ― 0.2%
Brush Engineered Materials, Inc.(1)	31,296	765,500
MULTILINE RETAIL ― 0.6%
Dollar Tree, Inc.(1)	35,430	1,724,732
Fred's, Inc., Class A	62,141	791,055
		2,515,787
MULTI-INDUSTRY ― 0.7%
SPDR KBW Regional Banking ETF	131,604	2,805,797
MULTI-UTILITIES ― 0.4%
CH Energy Group, Inc.	14,428	639,305
NorthWestern Corp.	36,300	886,809
		1,526,114
OIL, GAS & CONSUMABLE FUELS ― 3.0%
Alpha Natural Resources, Inc.(1)	115,529	4,055,068
Encore Acquisition Co.(1)	14,813	554,006
Penn Virginia Corp.	49,416	1,132,121
Petroleum Development Corp.(1)	23,280	434,405
St. Mary Land & Exploration Co.	71,618	2,324,720
Stone Energy Corp.(1)	44,679	728,715
Tesoro Corp.	10,853	162,578
Vaalco Energy, Inc.(1)	50,337	231,550

Small Company – Schedule of Investments

SEPTEMBER 30, 2009 (UNAUDITED)
Shares	Value

World Fuel Services Corp.	62,149	$ 2,987,502
		12,610,665
PAPER & FOREST PRODUCTS ― 0.6%
Buckeye Technologies, Inc.(1)	136,821	1,468,089
Clearwater Paper Corp.(1)	18,814	777,583
KapStone Paper and Packaging Corp.(1)	22,708	184,843
		2,430,515
PERSONAL PRODUCTS ― 0.3%
Chattem, Inc.(1)	19,473	1,293,202
PHARMACEUTICALS ― 1.1%
Matrixx Initiatives, Inc.(1)	8,309	47,195
Medicis Pharmaceutical Corp., Class A	112,730	2,406,785
Pain Therapeutics, Inc.(1)	14,265	72,181
Questcor Pharmaceuticals, Inc.(1)	27,758	153,224
Sucampo Pharmaceuticals, Inc., Class A(1)	8,907	51,928
ViroPharma, Inc.(1)	197,898	1,903,779
		4,635,092
PROFESSIONAL SERVICES ― 0.3%
COMSYS IT Partners, Inc.(1)	133,922	857,101
GP Strategies Corp.(1)	6,272	46,977
On Assignment, Inc.(1)	20,583	120,410
Spherion Corp.(1)	24,155	150,003
		1,174,491
REAL ESTATE INVESTMENT TRUSTS (REITs) ― 6.3%
Colonial Properties Trust	101,148	984,170
Corporate Office Properties Trust	25,667	946,599
Equity Lifestyle Properties, Inc.	89,068	3,811,220
Extra Space Storage, Inc.	49,049	517,467
Home Properties, Inc.	49,182	2,119,252
Kilroy Realty Corp.	52,120	1,445,809
Mack-Cali Realty Corp.	14,151	457,502
Mid-America Apartment Communities, Inc.	44,961	2,029,090
National Retail Properties, Inc.	108,264	2,324,428
PS Business Parks, Inc.	40,252	2,065,733
Senior Housing Properties Trust	157,028	3,000,805
Sovran Self Storage, Inc.	26,250	798,787
Tanger Factory Outlet Centers	46,418	1,733,248
Taubman Centers, Inc.	119,435	4,309,215
		26,543,325
ROAD & RAIL ― 1.6%
Dollar Thrifty Automotive Group, Inc.(1)	149,712	3,681,418
Heartland Express, Inc.	72,129	1,038,658
Knight Transportation, Inc.	59,265	994,467
Marten Transport Ltd.(1)	15,806	269,650
Old Dominion Freight Line, Inc.(1)	28,489	866,920
		6,851,113
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT ― 5.6%
ASM International NV New York Shares(1)	86,911	1,620,021
Cirrus Logic, Inc.(1)	13,617	75,711
Cypress Semiconductor Corp.(1)	376,739	3,891,714
Exar Corp.(1)	13,132	96,520
FEI Co.(1)	58,367	1,438,747

Small Company – Schedule of Investments

SEPTEMBER 30, 2009 (UNAUDITED)
Shares	Value

Integrated Device Technology, Inc.(1)	130,911	$ 884,958
Kopin Corp.(1)	53,475	256,680
Micrel, Inc.	35,447	288,893
MKS Instruments, Inc.(1)	67,085	1,294,070
Rudolph Technologies, Inc.(1)	79,370	587,338
Silicon Image, Inc.(1)	180,415	438,408
Silicon Laboratories, Inc.(1)	19,884	921,822
Skyworks Solutions, Inc.(1)	395,363	5,234,606
Standard Microsystems Corp.(1)	99,416	2,307,445
Tessera Technologies, Inc.(1)	71,483	1,993,661
Varian Semiconductor Equipment Associates, Inc.(1)	24,857	816,304
Volterra Semiconductor Corp.(1)	75,844	1,393,254
		23,540,152
SOFTWARE ― 3.7%
Blackboard, Inc.(1)	26,148	987,871
Epicor Software Corp.(1)	50,027	318,672
JDA Software Group, Inc.(1)	45,770	1,004,194
Manhattan Associates, Inc.(1)	36,199	731,220
NetScout Systems, Inc.(1)	40,491	547,033
Progress Software Corp.(1)	62,530	1,416,304
Quest Software, Inc.(1)	29,127	490,790
Soapstone Networks, Inc.	82,937	46,030
SPSS, Inc.(1)	59,441	2,969,078
Sybase, Inc.(1)	78,224	3,042,914
Symyx Technologies, Inc.(1)	15,237	100,869
Synopsys, Inc.(1)	112,205	2,515,636
Taleo Corp., Class A(1)	43,039	974,403
Tyler Technologies, Inc.(1)	29,042	496,328
		15,641,342
SPECIALTY RETAIL ― 4.0%
Aeropostale, Inc.(1)	29,771	1,294,146
Cato Corp. (The), Class A	41,449	841,000
Children's Place Retail Stores, Inc. (The)(1)	34,951	1,047,132
Dress Barn, Inc. (The)(1)	70,498	1,264,029
Finish Line, Inc. (The), Class A	84,482	858,337
Genesco, Inc.(1)	64,404	1,550,204
Hibbett Sports, Inc.(1)	31,384	572,130
Hot Topic, Inc.(1)	130,764	979,423
Jo-Ann Stores, Inc.(1)	121,801	3,267,921
Rent-A-Center, Inc.(1)	81,553	1,539,721
Stage Stores, Inc.	70,318	911,321
Tractor Supply Co.(1)	49,164	2,380,521
Ulta Salon Cosmetics & Fragrance, Inc.(1)	29,818	492,295
		16,998,180
TEXTILES, APPAREL & LUXURY GOODS ― 2.3%
Carter's, Inc.(1)	72,599	1,938,393
Fossil, Inc.(1)	62,561	1,779,860
G-III Apparel Group Ltd.(1)	11,791	166,843
Liz Claiborne, Inc.	88,533	436,468
Maidenform Brands, Inc.(1)	28,952	464,969
Steven Madden Ltd.(1)	23,618	869,379
True Religion Apparel, Inc.(1)	25,228	654,162

Small Company – Schedule of Investments

SEPTEMBER 30, 2009 (UNAUDITED)
Shares/Principal Amount	Value

Unifirst Corp.	24,884	$ 1,106,094
Volcom, Inc.(1)	23,050	379,864
Warnaco Group, Inc. (The)(1)	6,466	283,599
Wolverine World Wide, Inc.	56,898	1,413,346
		9,492,977
THRIFTS & MORTGAGE FINANCE ― 0.6%
Charter Financial Corp.	6,942	90,455
First Niagara Financial Group, Inc.	77,536	956,019
Provident Financial Services, Inc.	56,904	585,542
TrustCo Bank Corp. NY	127,237	795,231
		2,427,247
TRADING COMPANIES & DISTRIBUTORS ― 0.4%
WESCO International, Inc.(1)	64,106	1,846,253
WIRELESS TELECOMMUNICATION SERVICES ― 0.1%
Syniverse Holdings, Inc.(1)	17,200	301,000
TOTAL COMMON STOCKS
(Cost $399,935,352)		422,197,089
TEMPORARY CASH INVESTMENTS — 10.7%
FHLB Discount Notes, 0.001%, 10/1/09(2)	$ 9,100,000	9,100,000
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares	12,181,926	12,181,926

Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 0.24%, 6/10/10, value at $24,175,851), in a joint trading account at 0.01%, dated 9/30/09, due 10/1/09 (Delivery value $23,700,007)		23,700,000
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $44,981,926)		44,981,926
TOTAL INVESTMENT SECURITIES — 111.3%
(Cost $444,917,278)		467,179,015
OTHER ASSETS AND LIABILITIES — (11.3)%		(47,618,677)
TOTAL NET ASSETS — 100.0%		$419,560,338

Notes to Schedule of Investments
ETF	-	Exchange Traded Fund
FHLB	-	Federal Home Loan Bank
SPDR	-	Standard & Poor's Depositary Receipts

(1)	Non-income producing.
(2)	The rate indicated is the yield to maturity at purchase.

Small Company – Schedule of Investments

SEPTEMBER 30, 2009 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Investments in open-end management investment companies are valued at the reported net asset value. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of actual quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of significant unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities as of September 30, 2009:

	Level 1	Level 2	Level 3
Investment Securities
Common Stocks	$422,197,089	–	–
Temporary Cash Investments	12,181,926	$32,800,000	–
Total Value of Investment Securities	$434,379,015	$32,800,000	–

3. Federal Tax Information

As of September 30, 2009, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$446,637,336
Gross tax appreciation of investments	$ 64,538,515
Gross tax depreciation of investments	(43,996,836)
Net tax appreciation (depreciation) of investments	$ 20,541,679

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Global Gold Fund

September 30, 2009

Global Gold – Schedule of Investments

SEPTEMBER 30, 2009 (UNAUDITED)
Shares	Value

COMMON STOCKS — 100.0%

AUSTRALIA ― 4.2%
Andean Resources Ltd.(1)	1,234,700	$ 2,444,836
Lihir Gold Ltd.(1)	15,007,497	37,070,919
Newcrest Mining Ltd.	32,775	922,360
Sirius Resources NL(1)	166,666	1,323
		40,439,438

CANADA ― 61.9%
Agnico-Eagle Mines Ltd.	171,127	11,573,629
Agnico-Eagle Mines Ltd. New York Shares	493,400	33,477,190
Alamos Gold, Inc.(1)	519,400	4,569,886
Aurizon Mines Ltd.(1)	2,250,800	9,880,689
Barrick Gold Corp.	2,291,312	86,840,725
Cameco Corp.	123,400	3,424,288
Crystallex International Corp.(1)	1,307,400	335,810
Detour Gold Corp.(1)	428,800	5,298,673
Eldorado Gold Corp.(1)	3,896,800	44,258,243
Franco-Nevada Corp.	87,300	2,290,438
Gammon Gold, Inc.(1)	253,400	2,167,976
GBS Gold International, Inc.(1)	347,300	1,622
Goldcorp, Inc.	2,368,076	95,063,659
Goldcorp, Inc. New York Shares	30,000	1,211,100
Golden Star Resources Ltd.(1)	1,116,500	3,806,309
Great Basin Gold Ltd.(1)	1,173,200	1,797,084
IAMGOLD Corp.	3,387,719	47,873,898
Ivanhoe Mines Ltd.(1)	240,000	3,084,481
Jaguar Mining, Inc.(1)	362,000	3,239,116
Kinross Gold Corp.	2,025,206	44,130,254
Kinross Gold Corp. New York Shares	308,457	6,693,517
Minefinders Corp. Ltd.(1)	741,900	7,275,907
Nevsun Resources Ltd.(1)	1,200,000	2,454,584
New Gold, Inc.(1)	2,932,100	11,200,942
Northgate Minerals Corp.(1)	1,395,400	3,766,596
Orezone Gold Corp.(1)	156,662	86,331
Osisko Mining Corp.(1)	2,311,500	17,185,392
Pan American Silver Corp.(1)	1,048,800	23,912,640
Red Back Mining, Inc.(1)	326,900	3,673,102
San Gold Corp.(1)	503,200	1,386,485
Seabridge Gold, Inc.(1)	107,400	3,071,640
SEMAFO, Inc.(1)	2,013,800	5,341,794
Silver Standard Resources, Inc.(1)	569,000	12,153,840
Silver Wheaton Corp.(1)	3,589,700	45,194,323
Wesdome Gold Mines Ltd.	1,554,400	2,976,248
Yamana Gold, Inc.	3,576,842	38,486,172
Yamana Gold, Inc. New York Shares	424,781	4,549,405
		593,733,988

PERU ― 4.6%
Compania de Minas Buenaventura SA ADR	1,261,600	44,420,936

SOUTH AFRICA ― 14.4%
AngloGold Ashanti Ltd.	550,102	22,319,168

Global Gold – Schedule of Investments

SEPTEMBER 30, 2009 (UNAUDITED)
Shares	Value

AngloGold Ashanti Ltd. ADR	845,276	$ 34,453,450
DRDGOLD Ltd. ADR	365,415	2,645,605
First Uranium Corp.(1)	990,100	2,654,076
Gold Fields Ltd.	2,632,510	36,052,049
Gold Fields Ltd. ADR	421,500	5,808,270
Harmony Gold Mining Co. Ltd.	2,006,750	21,737,911
Harmony Gold Mining Co. Ltd. ADR	1,098,200	12,014,308
		137,684,837

SWEDEN(2)
ScanMining AB(1)	325,900	–

UNITED KINGDOM ― 6.2%
Fresnillo plc	802,503	9,901,056
Randgold Resources Ltd. ADR	712,600	49,796,488
		59,697,544

UNITED STATES ― 8.7%
Coeur d'Alene Mines Corp.(1)	98,259	2,014,310
Freeport-McMoRan Copper & Gold, Inc.	70,300	4,823,283
Hecla Mining Co.(1)	149,100	654,549
Newmont Mining Corp.	1,370,914	60,347,634
Royal Gold, Inc.	345,000	15,732,000
		83,571,776

TOTAL INVESTMENT SECURITIES — 100.0%
(Cost $398,617,583)		959,548,519
OTHER ASSETS AND LIABILITIES(2)		382,023
TOTAL NET ASSETS — 100.0%		$959,930,542

Notes to Schedule of Investments
ADR	-	American Depositary Receipt

(1)	Non-income producing.
(2)	Category is less than 0.05% of total net assets.

Global Gold – Schedule of Investments

SEPTEMBER 30, 2009 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of actual quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of significant unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities as of September 30, 2009:

	Level 1	Level 2	Level 3
Investment Securities
Domestic Common Stocks	$ 83,571,776	–	–
Foreign Common Stocks	366,243,435	$509,733,308	–
Total Value of Investment Securities	$449,815,211	$509,733,308	–

3. Federal Tax Information

As of September 30, 2009, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$410,101,117
Gross tax appreciation of investments	$564,232,916
Gross tax depreciation of investments	(14,785,514)
Net tax appreciation (depreciation) of investments	$549,447,402

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Utilities Fund

September 30, 2009

Utilities – Schedule of Investments

SEPTEMBER 30, 2009 (UNAUDITED)
Shares	Value

COMMON STOCKS — 99.5%
ALTERNATIVE CARRIERS ― 0.2%
Premiere Global Services, Inc.(1)	65,500	$ 544,305
CABLE & SATELLITE ― 0.7%
Comcast Corp., Class A	105,700	1,785,273
COMMUNICATIONS EQUIPMENT ― 1.2%
QUALCOMM, Inc.	65,900	2,964,182
ELECTRIC UTILITIES ― 29.6%
American Electric Power Co., Inc.	184,040	5,703,400
Duke Energy Corp.	222,304	3,499,065
E.ON AG ADR	51,900	2,208,345
Edison International	243,800	8,186,804
EDP- Energias de Portugal SA	637,700	2,920,848
EDP- Energias de Portugal SA ADR	3,300	151,800
Entergy Corp.	66,300	5,294,718
Exelon Corp.	171,200	8,494,944
FirstEnergy Corp.	112,300	5,134,356
FPL Group, Inc.	151,900	8,389,437
Iberdrola SA	351,488	3,448,717
Iberdrola SA ADR	1,410	55,187
PPL Corp.	195,300	5,925,402
Progress Energy, Inc.	80,100	3,128,706
Southern Co.	259,300	8,212,031
Westar Energy, Inc.	82,000	1,599,820
		72,353,580
ELECTRICAL COMPONENTS & EQUIPMENT ― 0.5%
Renewable Energy Corp. AS(1)	139,862	1,227,646
GAS UTILITIES ― 17.7%
AGL Resources, Inc.	151,100	5,329,297
Atmos Energy Corp.	72,600	2,045,868
Energen Corp.	99,900	4,305,690
Laclede Group, Inc. (The)	85,600	2,752,896
National Fuel Gas Co.	120,000	5,497,200
Nicor, Inc.	137,800	5,042,102
Northwest Natural Gas Co.	94,400	3,932,704
ONEOK, Inc.	165,900	6,075,258
Questar Corp.	69,500	2,610,420
UGI Corp.	231,100	5,791,366
		43,382,801
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS ― 2.9%
Constellation Energy Group, Inc.	35,100	1,136,187
NRG Energy, Inc.(1)	213,400	6,015,746
		7,151,933
INTEGRATED TELECOMMUNICATION SERVICES ― 17.2%
AT&T, Inc.	400,116	10,807,133
CenturyTel, Inc.	211,654	7,111,574
France Telecom SA ADR	91,000	2,449,720
Koninklijke KPN NV	128,800	2,136,415
Qwest Communications International, Inc.	769,800	2,932,938
Telefonica SA ADR	21,300	1,765,983

Utilities – Schedule of Investments

SEPTEMBER 30, 2009 (UNAUDITED)
Shares	Value

Verizon Communications, Inc.	342,099	$ 10,355,337
Windstream Corp.	438,700	4,444,031
		42,003,131
MULTI-UTILITIES ― 24.8%
Alliant Energy Corp.	70,300	1,957,855
CenterPoint Energy, Inc.	422,400	5,250,432
CMS Energy Corp.	168,700	2,260,580
Consolidated Edison, Inc.	117,700	4,818,638
Dominion Resources, Inc.	126,712	4,371,564
DTE Energy Co.	70,700	2,484,398
MDU Resources Group, Inc.	165,100	3,442,335
NorthWestern Corp.	87,900	2,147,397
NSTAR	113,642	3,616,088
PG&E Corp.	165,000	6,680,850
Public Service Enterprise Group, Inc.	267,200	8,400,768
SCANA Corp.	50,200	1,751,980
Sempra Energy	161,300	8,034,353
Wisconsin Energy Corp.	40,500	1,829,385
Xcel Energy, Inc.	180,400	3,470,896
		60,517,519
OIL & GAS STORAGE & TRANSPORTATION ― 1.9%
El Paso Corp.	293,400	3,027,888
Williams Cos., Inc. (The)	92,500	1,652,975
		4,680,863
WIRELESS TELECOMMUNICATION SERVICES ― 2.8%
America Movil SAB de CV, Series L ADR	68,100	2,984,823
MetroPCS Communications, Inc.(1)	108,100	1,011,816
Sprint Nextel Corp.(1)	741,342	2,928,301
		6,924,940
TOTAL COMMON STOCKS
(Cost $232,231,472)		243,536,173
TEMPORARY CASH INVESTMENTS — 0.3%
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares	69,381	69,381

Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 0.24%, 6/10/10, valued at $612,047), in a joint trading account at 0.01%, dated 9/30/09, due 10/1/09 (Delivery value $600,000)		600,000
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $669,381)		669,381
TOTAL INVESTMENT SECURITIES — 99.8%
(Cost $232,900,853)		244,205,554
OTHER ASSETS AND LIABILITIES — 0.2%		464,125
TOTAL NET ASSETS — 100.0%		$244,669,679

Notes to Schedule of Investments
ADR	-	American Depositary Receipt

(1)	Non-income producing.

Utilities – Schedule of Investments

SEPTEMBER 30, 2009 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Investments in open-end management investment companies are valued at the reported net asset value. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of actual quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of significant unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities as of September 30, 2009:

	Level 1	Level 2	Level 3
Investment Securities
Domestic Common Stocks	$ 224,186,689	–	–
Foreign Common Stocks	9,615,858	$ 9,733,626	–
Temporary Cash Investments	69,381	600,000	–
Total Value of Investment Securities	$ 233,871,928	$ 10,333,626	–

3. Federal Tax Information

As of September 30, 2009, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$ 233,312,884
Gross tax appreciation of investments	$ 34,209,083
Gross tax depreciation of investments	(23,316,413)
Net tax appreciation (depreciation) of investments	$ 10,892,670

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Long-Short Market Neutral Fund

September 30, 2009

Long-Short Market Neutral – Schedule of Investments

SEPTEMBER 30, 2009 (UNAUDITED)
Shares	Value

COMMON STOCKS(1) — 98.5%
AEROSPACE & DEFENSE ― 2.3%
General Dynamics Corp.	13,698	$ 884,891
Goodrich Corp.	22,028	1,197,001
L-3 Communications Holdings, Inc.	1,418	113,894
Northrop Grumman Corp.	20,995	1,086,491
Raytheon Co.	5,312	254,817
		3,537,094
AIR FREIGHT & LOGISTICS ― 0.1%
UTi Worldwide, Inc.	13,920	201,562
AIRLINES ― 0.2%
Allegiant Travel Co.(2)	8,353	318,166
AUTO COMPONENTS ― 1.0%
TRW Automotive Holdings Corp.(2)	35,393	592,833
WABCO Holdings, Inc.	46,027	966,567
		1,559,400
BIOTECHNOLOGY ― 1.4%
Amgen, Inc.(2)	6,988	420,887
Biogen Idec, Inc.(2)	8,246	416,588
Cubist Pharmaceuticals, Inc.(2)	18,440	372,488
Martek Biosciences Corp.(2)	18,363	414,820
Myriad Genetics, Inc.(2)	4,187	114,724
PDL BioPharma, Inc.	50,279	396,199
		2,135,706
BUILDING PRODUCTS ― 0.3%
Lennox International, Inc.	14,006	505,897
CAPITAL MARKETS ― 2.7%
Federated Investors, Inc., Class B	20,874	550,447
GFI Group, Inc.	45,370	328,025
Investment Technology Group, Inc.(2)	19,494	544,272
Morgan Stanley	14,734	454,986
optionsXpress Holdings, Inc.	32,420	560,218
Riskmetrics Group, Inc.(2)	12,372	180,879
SEI Investments Co.	45,366	892,803
TD Ameritrade Holding Corp.(2)	30,566	599,705
		4,111,335
CHEMICALS ― 2.1%
CF Industries Holdings, Inc.	9,772	842,639
Lubrizol Corp.	9,684	692,019
Minerals Technologies, Inc.	12,594	598,971
OM Group, Inc.(2)	16,150	490,799
Scotts Miracle-Gro Co. (The), Class A	1,918	82,378
Valspar Corp.	20,512	564,285
		3,271,091
COMMERCIAL BANKS ― 1.1%
Bank of Montreal	8,407	425,730
Royal Bank of Canada	6,644	355,919

Long-Short Market Neutral – Schedule of Investments

SEPTEMBER 30, 2009 (UNAUDITED)
Shares	Value

Toronto-Dominion Bank (The)	14,061	$ 906,232
		1,687,881
COMMERCIAL SERVICES & SUPPLIES ― 1.4%
Brink's Co. (The)	18,204	489,870
Covanta Holding Corp.(2)	29,711	505,087
Herman Miller, Inc.	11,857	200,502
M&F Worldwide Corp.(2)	8,226	166,494
Waste Management, Inc.	28,296	843,786
		2,205,739
COMMUNICATIONS EQUIPMENT ― 2.6%
3Com Corp.(2)	166,807	872,401
Arris Group, Inc.(2)	90,359	1,175,570
Juniper Networks, Inc.(2)	5,532	149,475
Polycom, Inc.(2)	33,018	883,232
Tellabs, Inc.(2)	133,150	921,397
		4,002,075
COMPUTERS & PERIPHERALS ― 2.1%
Apple, Inc.(2)	4,896	907,572
Teradata Corp.(2)	45,307	1,246,848
Western Digital Corp.(2)	28,107	1,026,749
		3,181,169
CONSTRUCTION & ENGINEERING ― 1.8%
EMCOR Group, Inc.(2)	22,267	563,800
Fluor Corp.	16,167	822,092
Foster Wheeler AG(2)	7,279	232,273
Granite Construction, Inc.	9,464	292,816
URS Corp.(2)	19,802	864,358
		2,775,339
CONSUMER FINANCE ― 0.5%
Cash America International, Inc.	23,475	708,006
CONTAINERS & PACKAGING ― 2.0%
Owens-Illinois, Inc.(2)	12,797	472,209
Packaging Corp of America	34,295	699,618
Pactiv Corp.(2)	6,207	161,692
Rock-Tenn Co., Class A	11,607	546,806
Sealed Air Corp.	15,891	311,940
Silgan Holdings, Inc.	1,922	101,347
Sonoco Products Co.	30,481	839,448
		3,133,060
DIVERSIFIED CONSUMER SERVICES ― 0.4%
H&R Block, Inc.	19,920	366,130
Weight Watchers International, Inc.	6,996	191,970
		558,100
DIVERSIFIED FINANCIAL SERVICES ― 0.6%
Bank of America Corp.	20,308	343,611
CME Group, Inc.	812	250,250
McGraw-Hill Cos., Inc. (The)	15,940	400,732
		994,593
DIVERSIFIED TELECOMMUNICATION SERVICES ― 0.7%
CenturyTel, Inc.	22,496	755,866

Long-Short Market Neutral – Schedule of Investments

SEPTEMBER 30, 2009 (UNAUDITED)
Shares	Value

Qwest Communications International, Inc.	77,400	$ 294,894
		1,050,760
ELECTRIC UTILITIES ― 0.9%
DPL, Inc.	24,102	629,062
Entergy Corp.	1,628	130,012
Exelon Corp.	7,751	384,605
FirstEnergy Corp.	2,378	108,722
FPL Group, Inc.	3,048	168,341
		1,420,742
ELECTRICAL EQUIPMENT ― 1.9%
Acuity Brands, Inc.	28,083	904,553
Belden, Inc.	16,250	375,375
Brady Corp., Class A	26,762	768,605
Emerson Electric Co.	9,488	380,279
EnerSys(2)	3,446	76,226
Hubbell, Inc., Class B	5,281	221,802
Thomas & Betts Corp.(2)	5,314	159,845
		2,886,685
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS ― 0.8%
Benchmark Electronics, Inc.(2)	4,328	77,904
Celestica, Inc.(2)	100,084	948,797
Flextronics International Ltd.(2)	12,527	93,451
Ingram Micro, Inc., Class A(2)	9,181	154,700
		1,274,852
ENERGY EQUIPMENT & SERVICES ― 4.5%
Basic Energy Services, Inc.(2)	38,782	329,259
BJ Services Co.	41,875	813,631
Cameron International Corp.(2)	12,292	464,883
Dresser-Rand Group, Inc.(2)	14,225	441,971
ENSCO International, Inc.	3,524	149,911
Halliburton Co.	38,722	1,050,141
Key Energy Services, Inc.(2)	11,918	103,687
National Oilwell Varco, Inc.(2)	27,845	1,200,954
Noble Corp.	6,142	233,150
Patterson-UTI Energy, Inc.	73,617	1,111,617
Willbros Group, Inc.(2)	70,766	1,077,766
		6,976,970
FOOD & STAPLES RETAILING ― 1.2%
BJ's Wholesale Club, Inc.(2)	22,776	824,946
Kroger Co. (The)	16,908	348,981
SUPERVALU, INC.	31,193	469,767
Wal-Mart Stores, Inc.	1,811	88,902
Weis Markets, Inc.	1,923	61,440
		1,794,036
FOOD PRODUCTS ― 2.0%
Archer-Daniels-Midland Co.	37,949	1,108,870
Darling International, Inc.(2)	48,086	353,432
Dean Foods Co.(2)	4,672	83,115
Del Monte Foods Co.	72,787	842,873
Fresh Del Monte Produce, Inc.(2)	5,755	130,121
H.J. Heinz Co.	3,902	155,105

Long-Short Market Neutral – Schedule of Investments

SEPTEMBER 30, 2009 (UNAUDITED)
Shares	Value

TreeHouse Foods, Inc.(2)	11,772	$ 419,907
		3,093,423
GAS UTILITIES ― 0.6%
National Fuel Gas Co.	5,199	238,166
UGI Corp.	25,740	645,045
		883,211
HEALTH CARE EQUIPMENT & SUPPLIES ― 4.2%
American Medical Systems Holdings, Inc.(2)	27,122	458,904
Beckman Coulter, Inc.	10,705	738,003
Becton, Dickinson & Co.	2,730	190,418
Boston Scientific Corp.(2)	61,414	650,374
C.R. Bard, Inc.	2,687	211,225
Gen-Probe, Inc.(2)	8,425	349,132
Hill-Rom Holdings, Inc.	13,667	297,667
Hologic, Inc.(2)	20,416	333,597
Hospira, Inc.(2)	3,459	154,271
Intuitive Surgical, Inc.(2)	3,894	1,021,202
Kinetic Concepts, Inc.(2)	11,736	433,997
Sirona Dental Systems, Inc.(2)	2,313	68,812
St. Jude Medical, Inc.(2)	6,876	268,233
STERIS Corp.	36,622	1,115,140
Stryker Corp.	4,236	192,441
		6,483,416
HEALTH CARE PROVIDERS & SERVICES ― 1.6%
Centene Corp.(2)	36,916	699,189
Coventry Health Care, Inc.(2)	7,619	152,075
Humana, Inc.(2)	2,810	104,813
LHC Group, Inc.(2)	19,175	573,908
Omnicare, Inc.	14,711	331,292
Quest Diagnostics, Inc.	10,236	534,217
		2,395,494
HEALTH CARE TECHNOLOGY ― 0.2%
IMS Health, Inc.	18,793	288,473
HOTELS, RESTAURANTS & LEISURE ― 2.1%
Panera Bread Co., Class A(2)	11,698	643,390
Papa John's International, Inc.(2)	5,805	142,629
PF Chang's China Bistro, Inc.(2)	18,826	639,519
Starwood Hotels & Resorts Worldwide, Inc.	25,692	848,607
Vail Resorts, Inc.(2)	9,791	328,390
WMS Industries, Inc.(2)	14,923	664,969
		3,267,504
HOUSEHOLD DURABLES ― 1.6%
American Greetings Corp., Class A	5,364	119,617
D.R. Horton, Inc.	13,041	148,798
Garmin Ltd.	34,370	1,297,124
Harman International Industries, Inc.	16,800	569,184
NVR, Inc.(2)	305	194,398

Long-Short Market Neutral – Schedule of Investments

SEPTEMBER 30, 2009 (UNAUDITED)
Shares	Value

Ryland Group, Inc.	9,585	$ 201,956
		2,531,077
HOUSEHOLD PRODUCTS ― 0.3%
Clorox Co.	8,438	496,323
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS ― 1.2%
AES Corp. (The)(2)	16,617	246,264
Calpine Corp.(2)	33,692	388,132
NRG Energy, Inc.(2)	42,776	1,205,855
		1,840,251
INDUSTRIAL CONGLOMERATES ― 0.8%
Carlisle Cos., Inc.	36,144	1,225,643
INSURANCE ― 3.8%
ACE Ltd.(2)	7,284	389,403
Allied World Assurance Co. Holdings Ltd.	15,688	751,926
American Financial Group, Inc.	41,873	1,067,761
Axis Capital Holdings Ltd.	25,572	771,763
Endurance Specialty Holdings Ltd.	32,671	1,191,510
Navigators Group, Inc. (The)(2)	1,849	101,695
Platinum Underwriters Holdings Ltd.	9,233	330,911
Principal Financial Group, Inc.	11,153	305,481
Travelers Cos., Inc. (The)	13,613	670,168
WR Berkley Corp.	8,317	210,254
		5,790,872
INTERNET & CATALOG RETAIL ― 1.2%
HSN, Inc.(2)	13,580	221,082
Netflix, Inc.(2)	26,252	1,212,055
Ticketmaster Entertainment, Inc.(2)	31,090	363,442
		1,796,579
INTERNET SOFTWARE & SERVICES ― 0.2%
Open Text Corp.(2)	6,797	253,732
IT SERVICES ― 2.8%
Accenture plc, Class A	4,377	163,131
Acxiom Corp.(2)	40,635	384,407
Affiliated Computer Services, Inc., Class A(2)	2,863	155,089
Broadridge Financial Solutions, Inc.	30,697	617,010
Computer Sciences Corp.(2)	18,380	968,810
International Business Machines Corp.	3,597	430,237
SAIC, Inc.(2)	8,418	147,652
TeleTech Holdings, Inc.(2)	33,487	571,288
Western Union Co. (The)	18,369	347,541
Wright Express Corp.(2)	16,167	477,088
		4,262,253
LEISURE EQUIPMENT & PRODUCTS ― 0.4%
Polaris Industries, Inc.	14,261	581,564
LIFE SCIENCES TOOLS & SERVICES ― 0.8%
Bruker Corp.(2)	69,041	736,668
PerkinElmer, Inc.	12,539	241,250
Varian, Inc.(2)	5,998	306,258
		1,284,176
MACHINERY ― 5.9%
AGCO Corp.(2)	16,432	454,016
Chart Industries, Inc.(2)	19,339	417,529

Long-Short Market Neutral – Schedule of Investments

SEPTEMBER 30, 2009 (UNAUDITED)
Shares	Value

CIRCOR International, Inc.	29,886	$ 844,578
Cummins, Inc.	18,740	839,739
Dover Corp.	24,141	935,705
Gardner Denver, Inc.(2)	34,591	1,206,534
Mueller Industries, Inc.	38,439	917,539
Navistar International Corp.(2)	23,940	895,835
Parker Hannifin Corp.	15,082	781,851
Timken Co.	9,859	230,996
Wabtec Corp.	29,278	1,098,803
Watts Water Technologies, Inc., Class A	14,907	450,937
		9,074,062
MARINE ― 0.4%
Kirby Corp.(2)	16,930	623,363
MEDIA ― 3.1%
CBS Corp., Class B	54,926	661,858
Cinemark Holdings, Inc.	15,752	163,191
Comcast Corp., Class A	35,892	606,216
DISH Network Corp., Class A(2)	41,169	792,915
Gannett Co., Inc.	18,334	229,358
Harte-Hanks, Inc.	22,861	316,168
Interpublic Group of Cos., Inc. (The)(2)	56,552	425,271
Scripps Networks Interactive, Inc., Class A	4,399	162,543
Time Warner Cable, Inc.	3,839	165,423
Time Warner, Inc.	38,843	1,117,901
Virgin Media, Inc.	13,225	184,092
		4,824,936
METALS & MINING ― 1.6%
Cliffs Natural Resources, Inc.	8,305	268,750
Reliance Steel & Aluminum Co.	18,282	778,082
Schnitzer Steel Industries, Inc., Class A	6,156	327,807
Thompson Creek Metals Co., Inc.(2)	9,209	111,153
Titanium Metals Corp.	108,600	1,041,473
		2,527,265
MULTILINE RETAIL ― 0.8%
Big Lots, Inc.(2)	9,897	247,623
Family Dollar Stores, Inc.	18,582	490,565
Macy's, Inc.	24,754	452,751
Sears Holdings Corp.(2)	1,759	114,880
		1,305,819
MULTI-UTILITIES ― 1.1%
DTE Energy Co.	3,613	126,961
NorthWestern Corp.	26,242	641,092
NSTAR	17,988	572,378
Public Service Enterprise Group, Inc.	7,929	249,288
Xcel Energy, Inc.	7,305	140,548
		1,730,267
OIL, GAS & CONSUMABLE FUELS ― 8.9%
Alpha Natural Resources, Inc.(2)	31,667	1,111,512
Anadarko Petroleum Corp.	18,780	1,178,069
Atlas Energy, Inc.	9,865	267,036
Bill Barrett Corp.(2)	9,944	326,064
Chevron Corp.	7,483	527,028

Long-Short Market Neutral – Schedule of Investments

SEPTEMBER 30, 2009 (UNAUDITED)
Shares	Value

Clayton Williams Energy, Inc.(2)	15,296	$ 460,716
ConocoPhillips	26,111	1,179,172
El Paso Corp.	53,731	554,504
Encore Acquisition Co.(2)	12,943	484,068
Hess Corp.	8,462	452,379
McMoRan Exploration Co.(2)	134,904	1,018,525
Murphy Oil Corp.	19,887	1,144,895
Occidental Petroleum Corp.	15,380	1,205,791
Peabody Energy Corp.	6,546	243,642
Stone Energy Corp.(2)	28,709	468,244
Talisman Energy, Inc.	67,492	1,170,311
Valero Energy Corp.	12,588	244,081
Williams Cos., Inc. (The)	32,477	580,364
World Fuel Services Corp.	24,205	1,163,534
		13,779,935
PAPER & FOREST PRODUCTS ― 0.5%
Clearwater Paper Corp.(2)	6,683	276,208
International Paper Co.	17,399	386,780
MeadWestvaco Corp.	7,646	170,582
		833,570
PERSONAL PRODUCTS ― 0.2%
Nu Skin Enterprises, Inc., Class A	12,662	234,627
PHARMACEUTICALS ― 1.7%
Abbott Laboratories	2,518	124,565
Eli Lilly & Co.	11,763	388,532
Endo Pharmaceuticals Holdings, Inc.(2)	7,928	179,411
Forest Laboratories, Inc.(2)	15,011	441,924
Johnson & Johnson	3,167	192,839
King Pharmaceuticals, Inc.(2)	12,927	139,224
Schering-Plough Corp.	15,769	445,474
Valeant Pharmaceuticals International(2)	9,349	262,333
Watson Pharmaceuticals, Inc.(2)	12,219	447,704
		2,622,006
PROFESSIONAL SERVICES ― 0.5%
MPS Group, Inc.(2)	27,184	285,976
Watson Wyatt Worldwide, Inc., Class A	10,167	442,874
		728,850
REAL ESTATE INVESTMENT TRUSTS (REITs) ― 1.0%
Hospitality Properties Trust	29,452	599,937
Host Hotels & Resorts, Inc.	29,913	352,076
Mack-Cali Realty Corp.	16,397	530,115
		1,482,128
ROAD & RAIL ― 0.8%
Norfolk Southern Corp.	2,091	90,143
Union Pacific Corp.	3,073	179,310
Werner Enterprises, Inc.	50,408	939,101
		1,208,554
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT ― 3.3%
Amkor Technology, Inc.(2)	45,489	312,964
Broadcom Corp., Class A(2)	41,155	1,263,048
Integrated Device Technology, Inc.(2)	59,030	399,043
Intel Corp.	10,255	200,690

Long-Short Market Neutral – Schedule of Investments

SEPTEMBER 30, 2009 (UNAUDITED)
Shares	Value

Lam Research Corp.(2)	15,590	$ 532,554
LSI Corp.(2)	219,415	1,204,588
Marvell Technology Group Ltd.(2)	33,592	543,854
Tessera Technologies, Inc.(2)	10,413	290,419
Texas Instruments, Inc.	13,184	312,329
		5,059,489
SOFTWARE ― 5.0%
Adobe Systems, Inc.(2)	36,087	1,192,313
Autodesk, Inc.(2)	38,393	913,753
CA, Inc.	21,215	466,518
Cerner Corp.(2)	3,648	272,870
Microsoft Corp.	37,536	971,807
Novell, Inc.(2)	99,550	448,971
Parametric Technology Corp.(2)	24,604	340,027
Quest Software, Inc.(2)	48,539	817,882
SolarWinds, Inc.(2)	42,232	930,371
Sybase, Inc.(2)	19,805	770,415
Synopsys, Inc.(2)	22,740	509,831
		7,634,758
SPECIALTY RETAIL ― 2.7%
AutoNation, Inc.(2)	29,012	524,537
AutoZone, Inc.(2)	1,086	158,795
Foot Locker, Inc.	17,202	205,564
Gap, Inc. (The)	47,828	1,023,519
RadioShack Corp.	36,775	609,362
Rent-A-Center, Inc.(2)	40,830	770,870
Sherwin-Williams Co. (The)	5,868	353,019
Tractor Supply Co.(2)	9,325	451,517
		4,097,183
TEXTILES, APPAREL & LUXURY GOODS ― 1.8%
Columbia Sportswear Co.	28,881	1,188,741
Liz Claiborne, Inc.	19,727	97,254
Polo Ralph Lauren Corp.	11,225	860,060
Timberland Co. (The), Class A(2)	31,729	441,668
Warnaco Group, Inc. (The)(2)	2,785	122,150
Wolverine World Wide, Inc.	4,727	117,419
		2,827,292
THRIFTS & MORTGAGE FINANCE ― 0.5%
MGIC Investment Corp.(2)	96,530	715,287
TOBACCO ― 0.2%
Reynolds American, Inc.	3,027	134,762
Vector Group Ltd.	7,274	113,329
		248,091
TRADING COMPANIES & DISTRIBUTORS ― 0.1%
WESCO International, Inc.(2)	3,448	99,302
WIRELESS TELECOMMUNICATION SERVICES ― 2.0%
NTELOS Holdings Corp.	8,967	158,357
Sprint Nextel Corp.(2)	144,034	568,934
Syniverse Holdings, Inc.(2)	64,777	1,133,598

Long-Short Market Neutral – Schedule of Investments

SEPTEMBER 30, 2009 (UNAUDITED)
Shares	Value

United States Cellular Corp.(2)	30,657	$ 1,197,769
		3,058,658
TOTAL COMMON STOCKS
(Cost $112,545,225)		151,479,691
TEMPORARY CASH INVESTMENTS — 0.9%
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares	122,073	122,073

Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 0.24%, 6/10/10, valued at $1,326,102), in a joint trading account at 0.01%, dated 9/30/09, due 10/01/09 (Delivery value $1,300,000)		1,300,000
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $1,422,073)		1,422,073
TOTAL INVESTMENT SECURITIES — 99.4%
(Cost $113,967,298)		152,901,764
TOTAL SECURITIES SOLD SHORT — (98.1)%		(150,918,278)
OTHER ASSETS AND LIABILITIES — 98.7%		151,785,015
TOTAL NET ASSETS — 100.0%		$153,768,501

SECURITIES SOLD SHORT — (98.1)%
AEROSPACE & DEFENSE ― (1.6)%
Boeing Co. (The)	(18,699)	(1,012,551)
CAE, Inc.	(29,739)	(251,592)
Curtiss-Wright Corp.	(4,633)	(158,124)
Rockwell Collins, Inc.	(6,062)	(307,950)
Spirit Aerosystems Holdings, Inc., Class A	(26,881)	(485,471)
Teledyne Technologies, Inc.	(5,974)	(215,004)
		(2,430,692)
AIR FREIGHT & LOGISTICS ― (0.5)%
C.H. Robinson Worldwide, Inc.	(12,123)	(700,103)
Expeditors International of Washington, Inc.	(1,634)	(57,435)
		(757,538)
AIRLINES ― (0.3)%
Continental Airlines, Inc., Class B	(15,552)	(255,675)
JetBlue Airways Corp.	(32,380)	(193,632)
		(449,307)
AUTO COMPONENTS ― (0.8)%
Goodyear Tire & Rubber Co. (The)	(57,920)	(986,378)
Johnson Controls, Inc.	(9,699)	(247,906)
		(1,234,284)
AUTOMOBILES ― (0.8)%
Harley-Davidson, Inc.	(39,883)	(917,309)
Winnebago Industries, Inc.	(19,893)	(292,626)
		(1,209,935)
BEVERAGES ― (0.7)%
Coca-Cola Co. (The)	(8,054)	(432,500)
PepsiCo, Inc.	(12,228)	(717,294)
		(1,149,794)
BIOTECHNOLOGY ― (2.8)%
Abraxis Bioscience, Inc.	(7,733)	(281,327)
Acorda Therapeutics, Inc.	(16,847)	(392,198)
Alexion Pharmaceuticals, Inc.	(1,793)	(79,860)

Long-Short Market Neutral – Schedule of Investments

SEPTEMBER 30, 2009 (UNAUDITED)
Shares	Value

AMAG Pharmaceuticals, Inc.	(8,142)	$ (355,643)
Amylin Pharmaceuticals, Inc.	(37,955)	(519,603)
BioMarin Pharmaceutical, Inc.	(28,083)	(507,741)
Dendreon Corp.	(17,397)	(486,942)
Genzyme Corp.	(7,003)	(397,280)
Theravance, Inc.	(29,252)	(428,249)
United Therapeutics Corp.	(9,794)	(479,808)
Vertex Pharmaceuticals, Inc.	(11,964)	(453,436)
		(4,382,087)
BUILDING PRODUCTS ― (0.1)%
USG Corp.	(5,633)	(96,775)
CAPITAL MARKETS ― (0.5)%
Charles Schwab Corp. (The)	(10,733)	(205,537)
Greenhill & Co., Inc.	(6,418)	(574,925)
Teton Advisors, Inc., Class B	(144)	(57)
		(780,519)
CHEMICALS ― (4.2)%
Air Products & Chemicals, Inc.	(12,391)	(961,293)
Albemarle Corp.	(5,321)	(184,107)
Celanese Corp., Series A	(13,145)	(328,625)
Ecolab, Inc.	(13,985)	(646,527)
Methanex Corp.	(30,662)	(530,759)
NL Industries, Inc.	(20,857)	(139,742)
Olin Corp.	(50,667)	(883,632)
Potash Corp. of Saskatchewan, Inc.	(9,720)	(878,105)
Praxair, Inc.	(6,843)	(559,005)
Sigma-Aldrich Corp.	(18,510)	(999,169)
Westlake Chemical Corp.	(11,428)	(293,700)
		(6,404,664)
COMMERCIAL BANKS ― (0.4)%
BB&T Corp.	(19,880)	(541,532)
Glacier Bancorp., Inc.	(9,544)	(142,587)
		(684,119)
COMMERCIAL SERVICES & SUPPLIES ― (2.4)%
Clean Harbors, Inc.	(3,735)	(210,131)
Corrections Corp. of America	(42,792)	(969,239)
Ritchie Bros. Auctioneers, Inc.	(28,463)	(698,482)
Stericycle, Inc.	(20,595)	(997,828)
Tetra Tech, Inc.	(26,172)	(694,343)
Waste Connections, Inc.	(5,886)	(169,870)
		(3,739,893)
COMMUNICATIONS EQUIPMENT ― (1.0)%
Cisco Systems, Inc.	(34,348)	(808,552)
Comverse Technology, Inc.	(24,168)	(211,470)
EchoStar Corp., Class A	(26,068)	(481,215)
		(1,501,237)
COMPUTERS & PERIPHERALS ― (1.4)%
Dell, Inc.	(48,686)	(742,948)
Diebold, Inc.	(7,838)	(258,105)
NetApp, Inc.	(15,841)	(422,638)

Long-Short Market Neutral – Schedule of Investments

SEPTEMBER 30, 2009 (UNAUDITED)
Shares	Value

SanDisk Corp.	(33,728)	$ (731,898)
		(2,155,589)
CONSTRUCTION & ENGINEERING ― (1.0)%
AECOM Technology Corp.	(3,621)	(98,274)
Chicago Bridge & Iron Co. New York Shares	(52,800)	(986,304)
Jacobs Engineering Group, Inc.	(3,420)	(157,149)
Quanta Services, Inc.	(10,401)	(230,174)
		(1,471,901)
CONSTRUCTION MATERIALS ― (0.3)%
Eagle Materials, Inc.	(14,175)	(405,122)
CONSUMER FINANCE ― (0.6)%
SLM Corp.	(81,723)	(712,624)
Student Loan Corp. (The)	(3,989)	(185,090)
		(897,714)
CONTAINERS & PACKAGING ― (0.2)%
AptarGroup, Inc.	(3,481)	(130,050)
Temple-Inland, Inc.	(11,933)	(195,940)
		(325,990)
DISTRIBUTORS ― (0.1)%
Genuine Parts Co.	(5,326)	(202,708)
DIVERSIFIED CONSUMER SERVICES ― (2.2)%
American Public Education, Inc.	(12,041)	(418,304)
Coinstar, Inc.	(14,362)	(473,659)
Corinthian Colleges, Inc.	(28,502)	(528,997)
Service Corp. International	(137,326)	(962,655)
Strayer Education, Inc.	(4,644)	(1,010,906)
		(3,394,521)
DIVERSIFIED FINANCIAL SERVICES ― (0.5)%
Leucadia National Corp.	(33,381)	(825,178)
DIVERSIFIED TELECOMMUNICATION SERVICES ― (0.5)%
AT&T, Inc.	(16,914)	(456,847)
Cbeyond, Inc.	(8,095)	(130,572)
Verizon Communications, Inc.	(6,695)	(202,658)
		(790,077)
ELECTRIC UTILITIES ― (1.9)%
Allete, Inc.	(14,870)	(499,186)
Cleco Corp.	(9,625)	(241,395)
Great Plains Energy, Inc.	(54,989)	(987,052)
PPL Corp.	(9,280)	(281,555)
Westar Energy, Inc.	(46,219)	(901,733)
		(2,910,921)
ELECTRICAL EQUIPMENT ― (0.6)%
American Superconductor Corp.	(7,840)	(262,953)
Baldor Electric Co.	(9,150)	(250,161)
General Cable Corp.	(3,125)	(122,344)
Regal-Beloit Corp.	(5,049)	(230,790)
		(866,248)
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS ― (1.9)%
Amphenol Corp., Class A	(12,392)	(466,931)
AVX Corp.	(52,566)	(627,112)
Corning, Inc.	(43,499)	(665,970)
FLIR Systems, Inc.	(4,546)	(127,152)

Long-Short Market Neutral – Schedule of Investments

SEPTEMBER 30, 2009 (UNAUDITED)
Shares	Value

Itron, Inc.	(2,817)	$ (180,682)
National Instruments Corp.	(33,180)	(916,763)
		(2,984,610)
ENERGY EQUIPMENT & SERVICES ― (3.3)%
Atwood Oceanics, Inc.	(28,614)	(1,009,215)
Bristow Group, Inc.	(2,184)	(64,843)
Dril-Quip, Inc.	(6,178)	(306,676)
Global Industries Ltd.	(93,964)	(892,658)
Helmerich & Payne, Inc.	(7,397)	(292,403)
Nabors Industries Ltd.	(15,468)	(323,281)
Pride International, Inc.	(11,461)	(348,873)
SEACOR Holdings, Inc.	(5,809)	(474,189)
Transocean Ltd.	(5,301)	(453,395)
Weatherford International Ltd.	(44,663)	(925,864)
		(5,091,397)
FOOD & STAPLES RETAILING ― (1.5)%
Costco Wholesale Corp.	(17,079)	(964,281)
Ruddick Corp.	(17,354)	(461,963)
Walgreen Co.	(23,417)	(877,435)
		(2,303,679)
FOOD PRODUCTS ― (2.4)%
Flowers Foods, Inc.	(36,859)	(969,023)
Hain Celestial Group, Inc. (The)	(52,298)	(1,002,553)
Kraft Foods, Inc., Class A	(15,861)	(416,668)
Sanderson Farms, Inc.	(22,815)	(858,757)
Sara Lee Corp.	(44,844)	(499,562)
		(3,746,563)
GAS UTILITIES ― (2.0)%
Nicor, Inc.	(24,540)	(897,919)
Northwest Natural Gas Co.	(18,472)	(769,544)
ONEOK, Inc.	(27,226)	(997,015)
Piedmont Natural Gas Co., Inc.	(3,305)	(79,122)
Questar Corp.	(6,990)	(262,544)
		(3,006,144)
HEALTH CARE EQUIPMENT & SUPPLIES ― (2.3)%
Inverness Medical Innovations, Inc.	(5,050)	(195,587)
Meridian Bioscience, Inc.	(6,285)	(157,188)
NuVasive, Inc.	(23,715)	(990,338)
Resmed, Inc.	(8,100)	(366,120)
West Pharmaceutical Services, Inc.	(24,272)	(985,686)
Wright Medical Group, Inc.	(30,049)	(536,675)
Zimmer Holdings, Inc.	(6,333)	(338,499)
		(3,570,093)
HEALTH CARE PROVIDERS & SERVICES ― (1.8)%
DaVita, Inc.	(3,214)	(182,041)
Health Net, Inc.	(49,289)	(759,051)
Landauer, Inc.	(1,314)	(72,244)
Psychiatric Solutions, Inc.	(25,469)	(681,550)
Universal Health Services, Inc., Class B	(5,878)	(364,025)

Long-Short Market Neutral – Schedule of Investments

SEPTEMBER 30, 2009 (UNAUDITED)
Shares	Value

VCA Antech, Inc.	(25,234)	$ (678,542)
		(2,737,453)
HEALTH CARE TECHNOLOGY ― (2.0)%
Allscripts-Misys Healthcare Solutions, Inc.	(56,347)	(1,142,153)
athenahealth, Inc.	(9,880)	(379,096)
HLTH Corp.	(53,778)	(785,697)
Quality Systems, Inc.	(12,345)	(760,082)
		(3,067,028)
HOTELS, RESTAURANTS & LEISURE ― (2.9)%
Boyd Gaming Corp.	(36,591)	(399,940)
Burger King Holdings, Inc.	(44,089)	(775,526)
Carnival Corp.	(30,072)	(1,000,795)
International Speedway Corp., Class A	(17,660)	(486,886)
Jack in the Box, Inc.	(40,306)	(825,870)
Royal Caribbean Cruises Ltd.	(24,710)	(595,017)
Scientific Games Corp., Class A	(15,322)	(242,547)
Tim Hortons, Inc.	(6,999)	(198,072)
		(4,524,653)
HOUSEHOLD DURABLES ― (1.1)%
Black & Decker Corp.	(5,285)	(244,643)
Fortune Brands, Inc.	(12,093)	(519,756)
KB Home	(13,119)	(217,907)
Lennar Corp., Class A	(18,190)	(259,208)
Mohawk Industries, Inc.	(1,331)	(63,475)
Tupperware Brands Corp.	(4,770)	(190,418)
Whirlpool Corp.	(2,705)	(189,242)
		(1,684,649)
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS ― (0.7)%
Ormat Technologies, Inc.	(24,802)	(1,012,418)
INDUSTRIAL CONGLOMERATES ― (2.5)%
General Electric Co.	(51,108)	(839,193)
McDermott International, Inc.	(37,006)	(935,142)
Otter Tail Corp.	(38,753)	(927,359)
Seaboard Corp.	(343)	(445,907)
Textron, Inc.	(35,219)	(668,457)
		(3,816,058)
INSURANCE ― (5.4)%
Enstar Group Ltd.	(3,895)	(242,542)
Everest Re Group Ltd.	(4,261)	(373,690)
Fairfax Financial Holdings Ltd.	(1,265)	(468,973)
Fidelity National Financial, Inc., Class A	(51,912)	(782,833)
First American Corp.	(19,677)	(636,944)
Hanover Insurance Group, Inc. (The)	(14,782)	(610,940)
Loews Corp.	(21,507)	(736,615)
Marsh & McLennan Cos., Inc.	(22,068)	(545,742)
Max Capital Group Ltd.	(6,917)	(147,816)
Mercury General Corp.	(26,958)	(975,340)
Montpelier Re Holdings Ltd.	(32,548)	(531,183)
Odyssey Re Holdings Corp.	(1,283)	(83,151)
Progressive Corp. (The)	(8,051)	(133,486)
Wesco Financial Corp.	(1,741)	(566,696)
XL Capital Ltd., Class A	(38,096)	(665,156)

Long-Short Market Neutral – Schedule of Investments

SEPTEMBER 30, 2009 (UNAUDITED)
Shares	Value

Zenith National Insurance Corp.	(32,145)	$ (993,280)
		(8,494,387)
INTERNET SOFTWARE & SERVICES ― (1.4)%
Akamai Technologies, Inc.	(39,270)	(772,834)
Equinix, Inc.	(10,474)	(963,608)
IAC/InterActiveCorp	(9,264)	(187,040)
Yahoo!, Inc.	(16,825)	(299,653)
		(2,223,135)
IT SERVICES ― (3.0)%
Amdocs Ltd.	(28,997)	(779,439)
CACI International, Inc., Class A	(1,214)	(57,386)
Cognizant Technology Solutions Corp., Class A	(25,504)	(985,986)
DST Systems, Inc.	(14,093)	(631,366)
Fiserv, Inc.	(19,986)	(963,325)
SRA International, Inc., Class A	(42,856)	(925,261)
Visa, Inc., Class A	(2,829)	(195,512)
		(4,538,275)
LEISURE EQUIPMENT & PRODUCTS ― (0.3)%
Mattel, Inc.	(21,556)	(397,924)
LIFE SCIENCES TOOLS & SERVICES ― (1.6)%
Covance, Inc.	(17,143)	(928,293)
Illumina, Inc.	(22,078)	(938,315)
Luminex Corp.	(26,842)	(456,314)
Pharmaceutical Product Development, Inc.	(3,117)	(68,387)
		(2,391,309)
MACHINERY ― (3.3)%
Caterpillar, Inc.	(13,002)	(667,393)
CLARCOR, Inc.	(23,349)	(732,224)
Danaher Corp.	(4,868)	(327,714)
ESCO Technologies, Inc.	(4,715)	(185,771)
Federal Signal Corp.	(14,450)	(103,896)
Ingersoll-Rand plc	(2,692)	(82,564)
Kaydon Corp.	(21,480)	(696,382)
Kennametal, Inc.	(9,457)	(232,737)
Nordson Corp.	(11,213)	(628,937)
PACCAR, Inc.	(24,906)	(939,204)
Pall Corp.	(8,793)	(283,838)
Terex Corp.	(5,616)	(116,420)
Valmont Industries, Inc.	(794)	(67,633)
		(5,064,713)
MEDIA ― (1.4)%
Liberty Media Corp. - Entertainment, Series A	(6,224)	(193,629)
News Corp., Class A	(67,361)	(807,658)
Regal Entertainment Group, Class A	(14,207)	(175,030)
Shaw Communications, Inc., Class B	(10,356)	(186,512)
Walt Disney Co. (The)	(19,364)	(531,735)
Washington Post Co. (The), Class B	(423)	(197,998)
		(2,092,562)
METALS & MINING ― (1.4)%
Alcoa, Inc.	(69,471)	(911,460)
AMCOL International Corp.	(30,389)	(695,604)
Coeur d'Alene Mines Corp.	(11,385)	(233,393)

Long-Short Market Neutral – Schedule of Investments

SEPTEMBER 30, 2009 (UNAUDITED)
Shares	Value

RTI International Metals, Inc.	(6,853)	$ (170,708)
Steel Dynamics, Inc.	(6,072)	(93,144)
		(2,104,309)
MULTILINE RETAIL ― (0.8)%
J.C. Penney Co., Inc.	(2,920)	(98,550)
Kohl's Corp.	(1,922)	(109,650)
Saks, Inc.	(18,754)	(127,902)
Target Corp.	(20,213)	(943,543)
		(1,279,645)
MULTI-UTILITIES ― (1.1)%
Alliant Energy Corp.	(12,338)	(343,613)
Black Hills Corp.	(10,744)	(270,426)
Dominion Resources, Inc.	(10,692)	(368,874)
OGE Energy Corp.	(7,452)	(246,512)
TECO Energy, Inc.	(30,859)	(434,496)
		(1,663,921)
OIL, GAS & CONSUMABLE FUELS ― (10.1)%
Atlas Energy, Inc.	(3,178)	(86,028)
Berry Petroleum Co., Class A	(13,240)	(354,567)
Boardwalk Pipeline Partners LP	(35,261)	(875,178)
Cabot Oil & Gas Corp.	(17,313)	(618,940)
Chesapeake Energy Corp.	(34,593)	(982,440)
CNX Gas Corp.	(31,251)	(959,406)
CONSOL Energy, Inc.	(20,815)	(938,965)
Continental Resources, Inc.	(11,828)	(463,303)
Enbridge Energy Partners LP	(21,775)	(981,182)
Enbridge, Inc.	(14,348)	(556,702)
EOG Resources, Inc.	(1,867)	(155,913)
EQT Corp.	(23,580)	(1,004,507)
Forest Oil Corp.	(45,945)	(899,144)
Frontline Ltd.	(10,704)	(250,367)
Goodrich Petroleum Corp.	(6,445)	(166,345)
Holly Corp.	(4,272)	(109,449)
Linn Energy LLC	(6,157)	(141,057)
Newfield Exploration Co.	(19,682)	(837,666)
ONEOK Partners LP	(1,269)	(67,143)
Petrohawk Energy Corp.	(40,622)	(983,458)
Pioneer Natural Resources Co.	(9,720)	(352,739)
Plains All American Pipeline LP	(6,866)	(317,827)
Plains Exploration & Production Co.	(25,396)	(702,453)
Quicksilver Resources, Inc.	(11,317)	(160,588)
Range Resources Corp.	(16,261)	(802,643)
Suncor Energy, Inc.	(26,700)	(922,752)
Ultra Petroleum Corp.	(7,409)	(362,745)
XTO Energy, Inc.	(15,608)	(644,923)
		(15,698,430)
PAPER & FOREST PRODUCTS ― (0.6)%
Weyerhaeuser Co.	(25,289)	(926,842)
PERSONAL PRODUCTS ― (0.7)%
Avon Products, Inc.	(18,559)	(630,264)

Long-Short Market Neutral – Schedule of Investments

SEPTEMBER 30, 2009 (UNAUDITED)
Shares	Value

NBTY, Inc.	(10,312)	$ (408,149)
		(1,038,413)
PHARMACEUTICALS ― (0.7)%
Allergan, Inc.	(8,468)	(480,644)
Merck & Co., Inc.	(4,186)	(132,403)
Perrigo Co.	(12,506)	(425,079)
		(1,038,126)
PROFESSIONAL SERVICES ― (0.8)%
Corporate Executive Board Co.	(37,399)	(931,235)
IHS, Inc., Class A	(6,185)	(316,239)
		(1,247,474)
REAL ESTATE INVESTMENT TRUSTS (REITs) ― (2.3)%
Alexander's, Inc.	(598)	(176,936)
BioMed Realty Trust, Inc.	(11,440)	(157,872)
Boston Properties, Inc.	(3,483)	(228,311)
Digital Realty Trust, Inc.	(12,060)	(551,263)
Healthcare Realty Trust, Inc.	(6,423)	(135,718)
Kimco Realty Corp.	(17,550)	(228,852)
Potlatch Corp.	(33,871)	(963,629)
Rayonier, Inc.	(10,524)	(430,537)
UDR, Inc.	(40,632)	(639,548)
		(3,512,666)
REAL ESTATE MANAGEMENT & DEVELOPMENT ― (1.0)%
Brookfield Asset Management, Inc., Class A	(41,115)	(933,721)
Brookfield Properties Corp.	(22,422)	(252,472)
St. Joe Co. (The)	(11,346)	(330,396)
		(1,516,589)
ROAD & RAIL ― (0.9)%
AMERCO, Inc.	(2,788)	(127,858)
Kansas City Southern	(35,092)	(929,587)
Landstar System, Inc.	(9,114)	(346,879)
		(1,404,324)
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT ― (2.6)%
Applied Materials, Inc.	(31,878)	(427,165)
Diodes, Inc.	(32,827)	(593,840)
International Rectifier Corp.	(13,986)	(272,587)
MEMC Electronic Materials, Inc.	(23,888)	(397,257)
Microchip Technology, Inc.	(19,027)	(504,216)
Micron Technology, Inc.	(117,405)	(962,722)
Microsemi Corp.	(42,875)	(676,996)
PMC - Sierra, Inc.	(17,119)	(163,658)
		(3,998,441)
SOFTWARE ― (1.0)%
Activision Blizzard, Inc.	(52,646)	(652,283)
AsiaInfo Holdings, Inc.	(11,588)	(231,412)
Electronic Arts, Inc.	(17,574)	(334,785)
NetSuite, Inc.	(13,782)	(210,865)
salesforce.com, inc.	(2,492)	(141,870)
		(1,571,215)
SPECIALTY RETAIL ― (4.1)%
American Eagle Outfitters, Inc.	(53,246)	(897,728)
Bed Bath & Beyond, Inc.	(11,999)	(450,442)

Long-Short Market Neutral – Schedule of Investments

SEPTEMBER 30, 2009 (UNAUDITED)
Shares	Value

Best Buy Co., Inc.	(16,329)	$ (612,664)
Chico's FAS, Inc.	(69,881)	(908,452)
Dick's Sporting Goods, Inc.	(10,769)	(241,226)
Lowe's Cos., Inc.	(32,380)	(678,037)
O'Reilly Automotive, Inc.	(21,673)	(783,262)
Penske Automotive Group, Inc.	(11,983)	(229,834)
Sally Beauty Holdings, Inc.	(29,006)	(206,233)
Tiffany & Co.	(20,505)	(790,058)
Urban Outfitters, Inc.	(16,068)	(484,772)
		(6,282,708)
TEXTILES, APPAREL & LUXURY GOODS ― (0.9)%
Gildan Activewear, Inc.	(19,143)	(377,500)
Hanesbrands, Inc.	(43,555)	(932,077)
		(1,309,577)
TOBACCO ― (0.5)%
Philip Morris International, Inc.	(15,483)	(754,641)
Universal Corp.	(1,417)	(59,259)
		(813,900)
TRADING COMPANIES & DISTRIBUTORS ― (0.6)%
Fastenal Co.	(3,050)	(118,035)
GATX Corp.	(29,675)	(829,416)
		(947,451)
WATER UTILITIES ― (0.4)%
Aqua America, Inc.	(32,868)	(579,792)
WIRELESS TELECOMMUNICATION SERVICES ― (1.4)%
Crown Castle International Corp.	(28,481)	(893,163)
Leap Wireless International, Inc.	(25,523)	(498,975)
MetroPCS Communications, Inc.	(44,283)	(414,489)
SBA Communications Corp., Class A	(10,354)	(279,869)
Shenandoah Telecommunications Co.	(4,685)	(84,096)
		(2,170,592)
TOTAL SECURITIES SOLD SHORT — (98.1)%
(Proceeds $140,249,952)		$(150,918,278)

Notes to Schedule of Investments

(1)	Securities are pledged with brokers as collateral for securities sold short. At the period end, the value of securities pledged was $151,479,691.
(2)	Non-income producing.

Long-Short Market Neutral – Schedule of Investments

SEPTEMBER 30, 2009 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Investments in open-end management investment companies are valued at the reported net asset value. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of actual quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of significant unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities as of September 30, 2009:

	Level 1	Level 2	Level 3
Investment Securities
Domestic Common Stocks	$ 141,443,062	–	–
Foreign Common Stocks	10,036,629	–	–
Temporary Cash Investments	122,073	$ 1,300,000	–
Total Value of Investment Securities	$ 151,601,764	$ 1,300,000	–
Securities Sold Short
Domestic Common Stocks	$ (138,669,623)	–	–
Foreign Common Stocks	(12,248,655)	–	–
Total Value of Securities Sold Short	$ (150,918,278)	–	–

3. Federal Tax Information

As of September 30, 2009, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$ 115,175,430
Gross tax appreciation of investments	$ 41,418,571
Gross tax depreciation of investments	(3,692,237)
Net tax appreciation (depreciation) of investments	$ 37,726,334
Net tax appreciation (depreciation) on securities sold short	$ (11,832,985)
Net tax appreciation (depreciation)	$ 25,893,349

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

International Core Equity Fund

September 30, 2009

International Core Equity – Schedule of Investments

SEPTEMBER 30, 2009 (UNAUDITED)
Shares	Value

COMMON STOCKS, RIGHTS, & WARRANTS — 100.0%
AUSTRALIA ― 6.5%
Australia & New Zealand Banking Group Ltd.	424	$ 9,123
BHP Billiton Ltd.	921	30,656
Boart Longyear Group(1)	56,362	15,911
Coca-Cola Amatil Ltd.	486	4,206
Commonwealth Bank of Australia	1,736	79,255
Energy Resources of Australia Ltd.	632	14,056
Goodman Group	33,081	19,407
GPT Group	24,437	14,768
Incitec Pivot Ltd.	760	1,897
Macquarie Group Ltd.	492	25,517
Macquarie Office Trust	49,650	13,140
Mount Gibson Iron Ltd.(1)	33,825	32,825
National Australia Bank Ltd.	1,282	34,789
Newcrest Mining Ltd.	1,025	28,846
Qantas Airways Ltd.	5,533	13,960
Rio Tinto Ltd.	651	34,022
Sims Metal Management Ltd.	539	10,856
Sino Gold Mining Ltd.(1)	3,655	21,733
Straits Resources Ltd.	6,530	9,477
Telstra Corp. Ltd.	5,873	16,942
Westpac Banking Corp.	430	9,958
		441,344
AUSTRIA ― 0.5%
Erste Bank der oesterreichischen Sparkassen AG	332	14,837
IMMOFINANZ AG NPV(1)	2,813	11,773
Voestalpine AG	114	4,069
		30,679
BELGIUM ― 0.8%
Delhaize Group SA	209	14,509
Dexia SA(1)	1,509	13,912
KBC Groep NV(1)	455	22,854
Umicore	169	5,060
		56,335
CANADA ― 0.4%
Thomson Reuters Corp.	841	28,200
CHANNEL ISLANDS ― 0.5%
Randgold Resources Ltd.	513	35,877
DENMARK ― 0.7%
Carlsberg A/S B Shares	83	6,013
Dampskibsselskabet Norden A/S	100	3,774
Novo Nordisk A/S B Shares	612	38,317
		48,104
FINLAND ― 0.6%
Nokia Oyj	648	9,530
Outokumpu Oyj	475	8,939
Pohjola Bank plc	680	7,761
Rautaruukki Oyj	267	6,408

International Core Equity – Schedule of Investments

SEPTEMBER 30, 2009 (UNAUDITED)
Shares	Value

Stora Enso Oyj A Shares(1)	1,012	$ 9,300
		41,938
FRANCE ― 10.9%
Alcatel-Lucent(1)	5,945	26,595
AXA SA	1,091	29,535
BNP Paribas	851	67,994
BNP Paribas Rights(1)	851	1,843
Bouygues SA	244	12,408
Carrefour SA	598	27,127
Casino Guichard Perrachon SA	291	23,080
Christian Dior SA	141	13,927
Cie Generale de Geophysique-Veritas(1)	887	20,696
Cie Generale d'Optique Essilor International SA	238	13,564
Credit Agricole SA	1,764	36,862
Derichebourg SA	2,577	14,356
France Telecom SA	1,124	29,944
GDF Suez	496	22,025
Gecina SA	128	15,266
Mercialys SA	36	1,430
Natixis(1)	1,961	11,823
Nexans SA	351	28,368
Sanofi-Aventis	724	53,132
Schneider Electric SA	250	25,338
SCOR SE	1,245	34,032
Societe Generale	592	47,647
Sodexo	219	13,120
Suez Environnement Co.	129	2,947
Technip SA	171	10,923
Total SA	891	52,943
Valeo SA(1)	260	6,843
Vilmorin & Cie	40	4,518
Vinci SA	495	28,004
Vivendi	1,638	50,684
Wendel	236	14,907
		741,881
GERMANY ― 9.8%
Aareal Bank AG(1)	1,002	23,974
Allianz SE	403	50,345
Aurubis AG	820	34,175
BASF SE	1,312	69,520
Bayer AG	350	24,251
Bayerische Motoren Werke AG	274	13,212
Commerzbank AG(1)	738	9,358
Deutsche Bank AG	376	28,856
Deutsche Lufthansa AG	1,290	22,860
Deutsche Post AG	815	15,266
Deutsche Postbank AG(1)	254	8,984
Deutsche Telekom AG	1,913	26,118
E.ON AG	1,245	52,798
Gildemeister AG	712	9,929
Hannover Rueckversicherung AG(1)	444	20,356
HeidelbergCement AG	218	14,113

International Core Equity – Schedule of Investments

SEPTEMBER 30, 2009 (UNAUDITED)
Shares	Value

Kloeckner & Co. SE(1)	625	$ 14,323
Metro AG	271	15,327
MTU Aero Engines Holding AG	468	22,162
Muenchener Rueckversicherungs-Gesellschaft AG	44	7,020
Porsche Automobil Holding SE Preference Shares	142	11,169
ProSiebenSat.1 Media AG Preference Shares	2,194	23,598
RWE AG	341	31,672
Salzgitter AG	183	17,540
Siemens AG	529	48,986
TUI AG NPV(1)	1,312	13,535
Volkswagen AG	54	8,876
Wacker Chemie AG	174	27,140
Wacker Neuson SE	526	6,420
		671,883
GREECE ― 0.1%
National Bank of Greece SA(1)	252	9,035
HONG KONG ― 2.3%
BOC Hong Kong Holdings Ltd.	2,500	5,484
China Unicom Hong Kong Ltd.	12,000	17,001
Great Eagle Holdings Ltd.	10,000	24,697
Hang Lung Group Ltd.	1,000	5,006
Hang Seng Bank Ltd.	800	11,530
Hongkong Electric Holdings Ltd.	1,500	8,226
Hopewell Highway Infrastructure Ltd.	200	123
Johnson Electric Holdings Ltd.(1)	57,000	23,977
Noble Group Ltd.	17,000	29,567
VTech Holdings Ltd.	1,000	8,613
Wharf Holdings Ltd.	2,000	10,619
Wheelock & Co. Ltd.	4,000	13,109
		157,952
IRELAND ― 0.4%
Smurfit Kappa Group plc	3,311	26,164
ITALY ― 3.0%
Banca Popolare di Milano Scarl	1,238	9,420
Cementir Holding SpA	1,270	6,644
Enel SpA	2,706	17,176
ENI SpA	2,205	55,112
Fondiaria-Sai SpA	362	7,612
Mediaset SpA	673	4,707
Milano Assicurazioni SPA	886	3,138
Pirelli & C SpA(1)	14,341	7,681
Prysmian SpA	803	15,064
Telecom Italia SpA	11,483	20,148
UniCredit SpA(1)	12,627	49,335
Unipol Gruppo Finanziario SpA(1)	5,646	8,568
		204,605
JAPAN ― 18.0%
Aiful Corp.	5,350	6,258
Asahi Breweries Ltd.	600	10,975
Astellas Pharma, Inc.	500	20,554
Bank of Yokohama Ltd. (The)	2,000	9,803
Brother Industries Ltd.	2,400	28,768

International Core Equity – Schedule of Investments

SEPTEMBER 30, 2009 (UNAUDITED)
Shares	Value

Canon, Inc.	600	$ 24,263
Central Japan Railway Co.	2	14,371
Chiba Bank Ltd. (The)	1,000	6,194
Chubu Electric Power Co., Inc.	900	21,857
Daito Trust Construction Co. Ltd.	300	13,101
Eisai Co. Ltd.	500	18,827
FamilyMart Co. Ltd.	700	22,537
FAST RETAILING CO. LTD.	100	12,655
Fuji Fire & Marine Insurance Co. Ltd. (The)(1)	12,000	14,170
FUJIFILM Holdings Corp.	200	5,993
Futaba Corp.	200	3,264
Hino Motors Ltd.(1)	2,000	7,598
Hokuriku Electric Power Co.	500	12,728
Honda Motor Co. Ltd.	600	18,482
House Foods Corp.	700	11,721
iShares MSCI Japan Index Fund	2,343	23,289
ITOCHU Corp.	2,000	13,257
Japan Tobacco, Inc.	8	27,449
Jupiter Telecommunications Co. Ltd.	22	21,273
KDDI Corp.	2	11,274
Konami Corp.	600	12,232
Konica Minolta Holdings, Inc.	3,000	28,441
Kyocera Corp.	200	18,560
Kyushu Electric Power Co., Inc.	300	6,801
Leopalace21 Corp.	1,200	9,638
Mabuchi Motor Co. Ltd.	100	5,091
Marubeni Corp.	4,000	20,186
Minebea Co. Ltd.	5,000	22,949
Mitsubishi Corp.	1,800	36,415
Mitsubishi Materials Corp.(1)	1,000	2,763
Mitsubishi Tanabe Pharma Corp.	1,000	13,335
Mitsubishi UFJ Financial Group, Inc.	7,100	38,124
Mitsubishi UFJ Lease & Finance Co. Ltd.	190	5,736
Mitsumi Electric Co. Ltd.	1,800	38,861
Mizuho Financial Group, Inc.	1,700	3,371
Nichicon Corp.	500	6,389
Nintendo Co. Ltd.	100	25,622
Nippon Electric Glass Co. Ltd.	2,000	18,248
Nippon Meat Packers, Inc.	1,000	12,856
Nippon Sheet Glass Co. Ltd.	1,000	3,342
Nippon Telegraph & Telephone Corp.	900	41,709
Nissan Motor Co. Ltd.(1)	4,300	29,077
Nisshinbo Holdings, Inc.	1,000	10,639
NOK Corp.	400	5,962
Nomura Real Estate Holdings, Inc.	400	6,501
Nomura Real Estate Office Fund, Inc.	1	6,651
NTT Data Corp.	5	16,020
NTT DoCoMo, Inc.	19	30,353
Osaka Gas Co. Ltd.	3,000	10,527
Rohm Co., Ltd.	200	13,992
Seven & I Holdings Co. Ltd.	1,000	23,951
Shikoku Electric Power Co., Inc.	400	12,210

International Core Equity – Schedule of Investments

SEPTEMBER 30, 2009 (UNAUDITED)
Shares	Value

Shinko Electric Industries Co. Ltd.	2,500	$ 44,533
Sojitz Corp.	6,000	11,430
Sompo Japan Insurance, Inc.	2,000	13,457
Stanley Electric Co. Ltd.	200	4,055
Sumitomo Heavy Industries Ltd.(1)	1,000	4,879
Sumitomo Metal Mining Co. Ltd.	1,000	16,421
Suruga Bank Ltd.	1,000	9,458
Takata Corp.	1,100	20,109
Takeda Pharmaceutical Co. Ltd.	400	16,666
Tohoku Electric Power Co., Inc.	200	4,456
Tokai Rika Co. Ltd.	1,100	19,742
Tokuyama Corp.	1,000	7,330
Tokyo Electron Ltd.	500	31,917
Tokyo Gas Co. Ltd.	2,000	8,311
Tokyo Seimitsu Co. Ltd.(1)	300	4,041
Tokyo Tatemono Co. Ltd.	2,000	9,781
Tosoh Corp.	3,000	7,586
Toyota Motor Corp.	1,300	51,702
Toyota Tsusho Corp.	500	7,542
West Japan Railway Co.	4	15,151
		1,225,780
LUXEMBOURG ― 0.5%
Regus plc	19,932	31,918
MEXICO ― 0.4%
Fresnillo plc	1,921	23,701
MULTI-NATIONAL ― 2.6%
iShares MSCI Emerging Markets Index Fund	529	20,583
iShares S&P Global Financials Sector Index Fund	2,186	104,600
Market Vectors - Gold Miners ETF(1)	1,172	53,080
		178,263
NETHERLANDS ― 4.3%
European Aeronautic Defence & Space Co. NV	1,633	36,669
Heineken Holding NV	1,046	42,667
ING Groep NV CVA(1)	3,224	57,558
Koninklijke DSM NV	913	38,144
Oce NV	2,488	16,107
Royal Dutch Shell plc B Shares	1,947	54,017
SNS REAAL NV(1)	2,209	17,805
Unilever NV CVA	993	28,619
		291,586
NORWAY ― 1.3%
Petroleum Geo-Services ASA(1)	2,197	21,433
StatoilHydro ASA	2,999	67,445
		88,878
PEOPLE'S REPUBLIC OF CHINA ― 1.1%
China Merchants Bank Co. Ltd. H Shares	7,500	16,723
China Petroleum & Chemical Corp. ADR	144	12,262
Foxconn International Holdings Ltd.(1)	25,000	16,419
Zhaojin Mining Industry Co., Ltd. H Shares	11,000	18,735

International Core Equity – Schedule of Investments

SEPTEMBER 30, 2009 (UNAUDITED)
Shares	Value

Zijin Mining Group Co., Ltd. H Shares	14,000	$ 13,747
		77,886
PORTUGAL(2)
Banco Espirito Santo SA	400	2,839
SINGAPORE ― 2.3%
DBS Group Holdings Ltd.	1,500	14,141
Golden Agri-Resources Ltd.(1)	21,060	6,429
Golden Agri-Resources Ltd. Warrants(1)	1,224	113
Jardine Cycle & Carriage Ltd.	2,000	34,501
SembCorp Industries Ltd.	13,000	31,285
SembCorp Marine Ltd.	8,000	18,060
Venture Corp. Ltd.	5,000	31,910
Wilmar International Ltd.	5,000	22,433
		158,872
SOUTH AFRICA ― 0.2%
AngloGold Ashanti Ltd. ADR	387	15,774
SPAIN ― 5.0%
Acerinox SA	612	13,156
Banco Bilbao Vizcaya Argentaria SA	1,013	17,981
Banco Santander SA	5,231	84,203
Gamesa Corp Tecnologica SA	1,352	30,290
Mapfre SA	4,373	19,562
Repsol YPF SA	2,100	57,128
Sociedad General de Aguas de Barcelona SA, Class A	996	25,666
Telefonica SA	3,494	96,405
		344,391
SWEDEN ― 1.7%
Alfa Laval AB	1,993	23,385
Electrolux AB B Shares(1)	840	19,219
JM AB(1)	619	7,658
Nordea Bank AB	3,039	30,602
Saab AB B Shares	818	9,798
Svenska Handelsbanken AB A Shares	413	10,545
Swedbank AB(1)	1,421	13,555
		114,762
SWITZERLAND ― 6.6%
Actelion Ltd.(1)	514	31,917
Credit Suisse Group AG	1,032	57,262
Kuehne + Nagel International AG	347	30,153
Lonza Group AG	29	3,162
Nestle SA	2,155	91,831
Novartis AG	1,753	87,709
Roche Holding AG	331	53,501
Swiss Reinsurance Co. Ltd.	208	9,389
UBS AG(1)	1,662	30,424
Verwaltungs- und Privat-Bank AG	65	7,577
Xstrata plc(1)	1,480	21,820
Zurich Financial Services AG	94	22,359
		447,104
UNITED KINGDOM ― 19.5%
Admiral Group plc	319	5,898
Antofagasta plc	1,744	21,169

International Core Equity – Schedule of Investments

SEPTEMBER 30, 2009 (UNAUDITED)
Shares	Value

AstraZeneca plc	1,115	$ 49,965
Balfour Beatty plc	5,005	25,756
Barclays plc(1)	8,556	50,593
BG Group plc	2,175	37,784
BHP Billiton plc	1,528	41,709
BP plc	10,827	95,686
British American Tobacco plc	1,393	43,701
British Sky Broadcasting Group plc	4,476	40,881
Britvic plc	4,964	27,965
BT Group plc	11,168	23,203
Close Brothers Group plc	779	9,910
Derwent London plc	636	12,400
Diageo plc	2,665	40,887
Drax Group plc	2,995	22,568
Game Group plc	9,821	25,066
GlaxoSmithKline plc	1,779	34,956
Go-Ahead Group plc	1,406	31,862
Hammerson plc	1,936	12,200
HSBC Holdings plc	10,459	119,680
HSBC Holdings plc (Hong Kong)	2,400	27,840
International Power plc	3,790	17,505
Invensys plc	2,877	13,384
Jardine Lloyd Thompson Group plc	2,955	22,928
JKX Oil & Gas plc	1,781	7,904
Kazakhmys plc	656	11,260
Kesa Electricals plc	11,689	26,807
Liberty International plc	1,630	12,504
Lloyds Banking Group plc(1)	7,336	12,158
Man Group plc	4,625	24,480
Marks & Spencer Group plc	3,621	20,954
Mitchells & Butlers plc(1)	1,442	5,985
National Express Group plc	4,448	33,979
Old Mutual plc	12,202	19,501
Pearson plc	1,547	19,062
Prudential plc	1,304	12,535
Reckitt Benckiser Group plc	412	20,135
Rio Tinto plc	332	14,159
Royal Bank of Scotland Group plc(1)	21,289	18,015
Smith & Nephew plc	884	7,918
Songbird Estates plc B Shares(1)	2,340,972	49,369
Standard Chartered plc	1,154	28,439
Tomkins plc	2,773	8,358
Tullett Prebon plc	4,552	28,430
Unilever plc	302	8,581
Vedanta Resources plc	428	13,010
Vodafone Group plc	26,691	59,804

International Core Equity – Schedule of Investments

SEPTEMBER 30, 2009 (UNAUDITED)
Shares	Value

Wolseley plc(1)	649	$ 15,631
		1,334,474
TOTAL INVESTMENT SECURITIES — 100.0%
(Cost $6,501,229)		6,830,225
OTHER ASSETS AND LIABILITIES(2)		(351)
TOTAL NET ASSETS — 100.0%		$6,829,874

Market Sector Diversification
(as a % of net assets)
Financials	27.2%
Industrials	12.7%
Materials	10.5%
Consumer Discretionary	8.6%
Consumer Staples	7.9%
Energy	7.4%
Health Care	6.9%
Information Technology	6.3%
Telecommunication Services	5.4%
Utilities	4.1%
Diversified	3.0%

Notes to Schedule of Investments
ADR	-	American Depositary Receipt
CVA	-	Certificaten Van Aandelen
ETF	-	Exchange Traded Fund
MSCI	-	Morgan Stanley Capital International

(1)	Non-income producing.
(2)	Category is less than 0.05% of total net assets.

International Core Equity – Schedule of Investments

SEPTEMBER 30, 2009 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of actual quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of significant unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities as of September 30, 2009:

	Level 1	Level 2	Level 3
Investment Securities
Common Stocks, Rights, & Warrants	$229,589	$6,600,636	–
Total Value of Investment Securities	$229,589	$6,600,636	–

3. Federal Tax Information

As of September 30, 2009, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$6,553,557
Gross tax appreciation of investments	$ 937,059
Gross tax depreciation of investments	(660,391)
Net tax appreciation (depreciation) of investments	$ 276,668

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

NT Equity Growth Fund

September 30, 2009

NT Equity Growth – Schedule of Investments

SEPTEMBER 30, 2009 (UNAUDITED)
Shares	Value

COMMON STOCKS — 98.7%
AEROSPACE & DEFENSE ― 2.3%
Alliant Techsystems, Inc.(1)	5,732	$ 446,236
General Dynamics Corp.	15,681	1,012,993
Goodrich Corp.	22,048	1,198,088
L-3 Communications Holdings, Inc.	5,773	463,688
Northrop Grumman Corp.	10,379	537,113
Raytheon Co.	34,300	1,645,371
		5,303,489
AIR FREIGHT & LOGISTICS ― 0.9%
C.H. Robinson Worldwide, Inc.	4,621	266,863
FedEx Corp.	6,830	513,752
United Parcel Service, Inc., Class B	25,304	1,428,917
		2,209,532
AIRLINES ― 0.2%
Copa Holdings SA, Class A	2,134	94,942
Southwest Airlines Co.	28,030	269,088
		364,030
AUTO COMPONENTS ― 1.0%
Gentex Corp.	40,044	566,622
Magna International, Inc., Class A	5,911	251,336
TRW Automotive Holdings Corp.(1)	47,585	797,049
WABCO Holdings, Inc.	31,155	654,255
		2,269,262
BEVERAGES ― 1.9%
Coca-Cola Co. (The)	48,282	2,592,743
Coca-Cola Enterprises, Inc.	60,260	1,290,167
PepsiCo, Inc.	9,127	535,390
		4,418,300
BIOTECHNOLOGY ― 2.1%
Amgen, Inc.(1)	55,507	3,343,187
Biogen Idec, Inc.(1)	5,408	273,212
Gilead Sciences, Inc.(1)	29,128	1,356,782
		4,973,181
BUILDING PRODUCTS ― 0.2%
Masco Corp.	32,622	421,476
CAPITAL MARKETS ― 3.5%
Bank of New York Mellon Corp. (The)	42,006	1,217,754
BlackRock, Inc.	3,562	772,313
Blackstone Group LP (The)	49,324	700,401
Federated Investors, Inc., Class B	18,413	485,551
Fortress Investment Group LLC, Class A(1)	104,511	543,457
Goldman Sachs Group, Inc. (The)	13,936	2,569,101
Knight Capital Group, Inc., Class A(1)	642	13,963
Morgan Stanley	43,460	1,342,045
TD Ameritrade Holding Corp.(1)	21,700	425,754
		8,070,339
CHEMICALS ― 1.0%
CF Industries Holdings, Inc.	9,961	858,937
Mosaic Co. (The)	8,043	386,627
OM Group, Inc.(1)	8,158	247,922

NT Equity Growth – Schedule of Investments

SEPTEMBER 30, 2009 (UNAUDITED)
Shares	Value

Terra Industries, Inc.	24,588	$ 852,466
		2,345,952
COMMERCIAL BANKS ― 2.3%
Bank of Montreal	5,547	280,900
Canadian Imperial Bank of Commerce	2,047	124,888
Toronto-Dominion Bank (The)	15,904	1,025,013
U.S. Bancorp.	15,042	328,818
Valley National Bancorp.	9,965	122,470
Wells Fargo & Co.	119,380	3,364,128
		5,246,217
COMMERCIAL SERVICES & SUPPLIES(2)
Waste Management, Inc.	419	12,495
COMMUNICATIONS EQUIPMENT ― 3.2%
Cisco Systems, Inc.(1)	161,926	3,811,738
Plantronics, Inc.	9,432	252,872
Polycom, Inc.(1)	11,971	320,224
QUALCOMM, Inc.	55,209	2,483,301
Research In Motion Ltd.(1)	5,498	371,390
Tellabs, Inc.(1)	29,061	201,102
		7,440,627
COMPUTERS & PERIPHERALS ― 4.6%
Apple, Inc.(1)	24,064	4,460,744
EMC Corp.(1)	93,677	1,596,256
Hewlett-Packard Co.	50,274	2,373,435
NCR Corp.(1)	32,719	452,176
Seagate Technology	61,904	941,560
Western Digital Corp.(1)	21,341	779,587
		10,603,758
CONSTRUCTION & ENGINEERING ― 0.8%
EMCOR Group, Inc.(1)	8,077	204,510
Fluor Corp.	18,663	949,014
Foster Wheeler AG(1)	12,347	393,993
Shaw Group, Inc. (The)(1)	4,635	148,737
URS Corp.(1)	4,893	213,579
		1,909,833
CONSUMER FINANCE(2)
Discover Financial Services	7,023	113,983
CONTAINERS & PACKAGING ― 1.1%
Pactiv Corp.(1)	72,682	1,893,366
Rock-Tenn Co., Class A	9,918	467,237
Sonoco Products Co.	5,528	152,241
		2,512,844
DIVERSIFIED CONSUMER SERVICES ― 0.5%
H&R Block, Inc.	61,171	1,124,323
DIVERSIFIED FINANCIAL SERVICES ― 4.5%
Bank of America Corp.	215,577	3,647,563
Citigroup, Inc.	173,839	841,381
CME Group, Inc.	2,282	703,289
IntercontinentalExchange, Inc.(1)	4,373	425,012
JPMorgan Chase & Co.	111,024	4,865,072
		10,482,317

NT Equity Growth – Schedule of Investments

SEPTEMBER 30, 2009 (UNAUDITED)
Shares	Value

DIVERSIFIED TELECOMMUNICATION SERVICES ― 2.5%
AT&T, Inc.	155,424	$ 4,198,002
Verizon Communications, Inc.	50,511	1,528,968
Windstream Corp.	253	2,563
		5,729,533
ELECTRIC UTILITIES ― 1.3%
Entergy Corp.	15,705	1,254,202
Exelon Corp.	9,189	455,958
FPL Group, Inc.	22,470	1,241,018
		2,951,178
ELECTRICAL EQUIPMENT ― 0.5%
Cooper Industries plc, Class A	13,198	495,849
GrafTech International Ltd.(1)	42,458	624,132
		1,119,981
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS ― 0.8%
Arrow Electronics, Inc.(1)	20,869	587,462
Celestica, Inc.(1)	113,499	1,075,971
Molex, Inc.	9,131	190,655
Tech Data Corp.(1)	2,054	85,467
		1,939,555
ENERGY EQUIPMENT & SERVICES ― 3.6%
Baker Hughes, Inc.	11,184	477,109
BJ Services Co.	42,570	827,135
Diamond Offshore Drilling, Inc.	8,151	778,584
ENSCO International, Inc.	18,487	786,437
Halliburton Co.	42,989	1,165,862
National Oilwell Varco, Inc.(1)	28,502	1,229,291
Noble Corp.	972	36,897
Oil States International, Inc.(1)	12,184	428,024
Schlumberger Ltd.	30,758	1,833,177
Transocean Ltd.(1)	8,006	684,753
		8,247,269
FOOD & STAPLES RETAILING ― 2.3%
Kroger Co. (The)	14,564	300,601
SUPERVALU, INC.	23,413	352,600
SYSCO Corp.	71,271	1,771,084
Wal-Mart Stores, Inc.	61,881	3,037,738
		5,462,023
FOOD PRODUCTS ― 2.2%
Archer-Daniels-Midland Co.	66,971	1,956,893
ConAgra Foods, Inc.	54,452	1,180,519
Dean Foods Co.(1)	11,019	196,028
General Mills, Inc.	2,380	153,225
Hershey Co. (The)	4,199	163,173
J.M. Smucker Co. (The)	10,534	558,407
Kraft Foods, Inc., Class A	25,253	663,396
Lancaster Colony Corp.	3,890	199,440
		5,071,081
GAS UTILITIES ― 0.1%
New Jersey Resources Corp.	5,245	190,446
UGI Corp.	5,579	139,810
		330,256

NT Equity Growth – Schedule of Investments

SEPTEMBER 30, 2009 (UNAUDITED)
Shares	Value

HEALTH CARE EQUIPMENT & SUPPLIES ― 2.6%
Becton, Dickinson & Co.	5,574	$ 388,787
Boston Scientific Corp.(1)	91,822	972,395
C.R. Bard, Inc.	21,779	1,712,047
Gen-Probe, Inc.(1)	2,738	113,463
Hospira, Inc.(1)	2,444	109,002
Intuitive Surgical, Inc.(1)	4,518	1,184,846
Medtronic, Inc.	15,150	557,520
St. Jude Medical, Inc.(1)	9,714	378,943
STERIS Corp.	17,447	531,261
		5,948,264
HEALTH CARE PROVIDERS & SERVICES ― 1.4%
Coventry Health Care, Inc.(1)	6,136	122,475
Express Scripts, Inc.(1)	5,930	460,049
Henry Schein, Inc.(1)	925	50,792
Humana, Inc.(1)	27,569	1,028,324
Magellan Health Services, Inc.(1)	8,321	258,450
Medco Health Solutions, Inc.(1)	8,740	483,409
Quest Diagnostics, Inc.	6,808	355,310
WellCare Health Plans, Inc.(1)	15,913	392,255
		3,151,064
HOTELS, RESTAURANTS & LEISURE ― 1.0%
McDonald's Corp.	9,784	558,373
Panera Bread Co., Class A(1)	13,940	766,700
WMS Industries, Inc.(1)	11,665	519,793
Wynn Resorts Ltd.(1)	6,824	483,753
		2,328,619
HOUSEHOLD DURABLES ― 0.9%
Harman International Industries, Inc.	19,934	675,364
NVR, Inc.(1)	2,200	1,402,214
		2,077,578
HOUSEHOLD PRODUCTS ― 2.4%
Clorox Co.	5,857	344,509
Colgate-Palmolive Co.	7,474	570,117
Kimberly-Clark Corp.	9,969	587,971
Procter & Gamble Co. (The)	69,567	4,029,321
		5,531,918
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS ― 1.3%
Mirant Corp.(1)	65,313	1,073,092
NRG Energy, Inc.(1)	66,230	1,867,024
		2,940,116
INDUSTRIAL CONGLOMERATES ― 1.5%
3M Co.	19,308	1,424,930
General Electric Co.	126,771	2,081,580
		3,506,510
INSURANCE ― 2.9%
ACE Ltd.(1)	7,981	426,664
Allied World Assurance Co. Holdings Ltd.	2,740	131,328
American Financial Group, Inc.	33,255	848,002
Aspen Insurance Holdings Ltd.	9,519	251,968
Berkshire Hathaway, Inc., Class A(1)	10	1,010,000
Chubb Corp. (The)	14,399	725,854

NT Equity Growth – Schedule of Investments

SEPTEMBER 30, 2009 (UNAUDITED)
Shares	Value

CNA Financial Corp.(1)	23,620	$ 570,187
Endurance Specialty Holdings Ltd.	16,594	605,183
MetLife, Inc.	14,303	544,515
Prudential Financial, Inc.	33,880	1,690,951
		6,804,652
INTERNET & CATALOG RETAIL ― 0.5%
Amazon.com, Inc.(1)	6,262	584,620
Netflix, Inc.(1)	10,873	502,007
		1,086,627
INTERNET SOFTWARE & SERVICES ― 1.6%
Google, Inc., Class A(1)	6,374	3,160,548
Sohu.com, Inc.(1)	4,398	302,494
VeriSign, Inc.(1)	12,103	286,720
		3,749,762
IT SERVICES ― 3.6%
Affiliated Computer Services, Inc., Class A(1)	7,119	385,636
Alliance Data Systems Corp.(1)	2,283	139,446
International Business Machines Corp.	45,599	5,454,096
SAIC, Inc.(1)	25,471	446,761
Visa, Inc., Class A	9,769	675,136
Western Union Co. (The)	70,495	1,333,766
		8,434,841
LEISURE EQUIPMENT & PRODUCTS ― 0.2%
Polaris Industries, Inc.	10,605	432,472
LIFE SCIENCES TOOLS & SERVICES ― 0.7%
Bruker Corp.(1)	56,651	604,466
Millipore Corp.(1)	14,702	1,033,992
		1,638,458
MACHINERY ― 1.9%
AGCO Corp.(1)	15,879	438,737
Bucyrus International, Inc.	13,968	497,540
Cummins, Inc.	12,456	558,153
Dover Corp.	3,326	128,916
Flowserve Corp.	3,163	311,682
Graco, Inc.	17,935	499,849
Joy Global, Inc.	11,254	550,771
Kennametal, Inc.	13,399	329,749
Lincoln Electric Holdings, Inc.	9,343	443,325
Navistar International Corp.(1)	6,700	250,714
Timken Co.	17,193	402,832
		4,412,268
MEDIA ― 2.4%
CBS Corp., Class B	2,105	25,365
Comcast Corp., Class A	123,615	2,087,857
Interpublic Group of Cos., Inc. (The)(1)	17,728	133,315
Marvel Entertainment, Inc.(1)	11,778	584,424
Scripps Networks Interactive, Inc., Class A	13,414	495,647
Time Warner, Inc.	80,529	2,317,625
		5,644,233
METALS & MINING ― 1.0%
Allegheny Technologies, Inc.	12,556	439,334
Cliffs Natural Resources, Inc.	10,392	336,285

NT Equity Growth – Schedule of Investments

SEPTEMBER 30, 2009 (UNAUDITED)
Shares	Value

Freeport-McMoRan Copper & Gold, Inc.	6,425	$ 440,819
Reliance Steel & Aluminum Co.	7,784	331,287
Schnitzer Steel Industries, Inc., Class A	8,618	458,909
Worthington Industries, Inc.	21,411	297,613
		2,304,247
MULTILINE RETAIL ― 0.3%
Dollar Tree, Inc.(1)	7,979	388,418
Family Dollar Stores, Inc.	11,786	311,150
Sears Holdings Corp.(1)	561	36,639
		736,207
MULTI-INDUSTRY ― 0.9%
Financial Select Sector SPDR Fund	142,995	2,136,345

MULTI-UTILITIES ― 0.9%
DTE Energy Co.	3,727	130,967
Public Service Enterprise Group, Inc.	63,450	1,994,868
		2,125,835
OIL, GAS & CONSUMABLE FUELS ― 8.9%
Alpha Natural Resources, Inc.(1)	15,556	546,016
Anadarko Petroleum Corp.	13,351	837,508
Apache Corp.	11,982	1,100,307
Chevron Corp.	39,857	2,807,128
ConocoPhillips	38,522	1,739,654
Devon Energy Corp.	6,174	415,695
Exxon Mobil Corp.	125,153	8,586,747
Frontier Oil Corp.	22,153	308,370
McMoRan Exploration Co.(1)	35,968	271,558
Murphy Oil Corp.	17,129	986,117
Occidental Petroleum Corp.	24,348	1,908,883
Peabody Energy Corp.	17,531	652,504
Tesoro Corp.	11,113	166,473
Valero Energy Corp.	3,698	71,704
World Fuel Services Corp.	7,112	341,874
		20,740,538
PERSONAL PRODUCTS ― 0.3%
Mead Johnson Nutrition Co., Class A	15,250	687,928
PHARMACEUTICALS ― 6.6%
Abbott Laboratories	35,125	1,737,634
Eli Lilly & Co.	71,830	2,372,545
Endo Pharmaceuticals Holdings, Inc.(1)	14,763	334,086
Forest Laboratories, Inc.(1)	24,013	706,943
Johnson & Johnson	91,693	5,583,187
King Pharmaceuticals, Inc.(1)	35,009	377,047
Pfizer, Inc.	134,335	2,223,244
Schering-Plough Corp.	30,449	860,184
Sepracor, Inc.(1)	23,566	539,661
Valeant Pharmaceuticals International(1)	19,464	546,160
		15,280,691
PROFESSIONAL SERVICES ― 0.2%
Manpower, Inc.	6,501	368,672

NT Equity Growth – Schedule of Investments

SEPTEMBER 30, 2009 (UNAUDITED)
Shares	Value

REAL ESTATE INVESTMENT TRUSTS (REITs) ― 1.0%
Host Hotels & Resorts, Inc.	12,299	$ 144,759
Public Storage	1,203	90,514
Simon Property Group, Inc.	3,574	248,143
SPDR Dow Jones REIT Fund	38,431	1,750,148
		2,233,564
ROAD & RAIL ― 0.9%
Burlington Northern Santa Fe Corp.	6,228	497,181
CSX Corp.	8,905	372,763
Norfolk Southern Corp.	8,734	376,523
Union Pacific Corp.	13,332	777,922
		2,024,389
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT ― 3.1%
Applied Materials, Inc.	48,116	644,754
Broadcom Corp., Class A(1)	17,638	541,310
Intel Corp.	107,784	2,109,333
Lam Research Corp.(1)	3,685	125,880
Linear Technology Corp.	17,735	490,018
LSI Corp.(1)	68,502	376,076
Marvell Technology Group Ltd.(1)	15,168	245,570
Skyworks Solutions, Inc.(1)	43,772	579,541
Texas Instruments, Inc.	72,827	1,725,272
Xilinx, Inc.	11,398	266,941
		7,104,695
SOFTWARE ― 4.2%
Adobe Systems, Inc.(1)	12,956	428,066
Autodesk, Inc.(1)	27,170	646,646
Cerner Corp.(1)	4,131	308,999
Microsoft Corp.	189,173	4,897,689
Oracle Corp.	91,041	1,897,294
Quest Software, Inc.(1)	10,172	171,398
Sybase, Inc.(1)	28,622	1,113,396
Symantec Corp.(1)	20,738	341,555
		9,805,043
SPECIALTY RETAIL ― 1.7%
AutoZone, Inc.(1)	707	103,378
Gap, Inc. (The)	58,167	1,244,774
RadioShack Corp.	8,050	133,388
Ross Stores, Inc.	37,021	1,768,493
Sherwin-Williams Co. (The)	9,240	555,878
Tractor Supply Co.(1)	1,871	90,594
		3,896,505
TEXTILES, APPAREL & LUXURY GOODS ― 0.4%
Liz Claiborne, Inc.	39,683	195,637
Polo Ralph Lauren Corp.	9,730	745,513
		941,150
TOTAL COMMON STOCKS
(Cost $195,714,474)		228,746,025

NT Equity Growth – Schedule of Investments

SEPTEMBER 30, 2009 (UNAUDITED)
Shares	Value

TEMPORARY CASH INVESTMENTS — 0.9%
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares	51,716	$ 51,716

Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 0.24%, 6/10/10, valued at $2,142,164), in a joint trading account at 0.01%, dated 9/30/09, due 10/1/09 (Delivery value $2,100,001)		2,100,000
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $2,151,716)		2,151,716
TOTAL INVESTMENT SECURITIES — 99.6%
(Cost $197,866,190)		230,897,741
OTHER ASSETS AND LIABILITIES — 0.4%		1,013,823
TOTAL NET ASSETS — 100.0%		$231,911,564

Notes to Schedule of Investments
SPDR	-	Standard & Poor's Depositary Receipts

(1)	Non-income producing.
(2)	Industry is less than 0.05% of total net assets.

NT Equity Growth – Schedule of Investments

SEPTEMBER 30, 2009 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Investments in open-end management investment companies are valued at the reported net asset value. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of actual quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of significant unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities as of September 30, 2009:

	Level 1	Level 2	Level 3
Investment Securities
Common Stocks	$ 228,746,025	–	–
Temporary Cash Investments	51,716	$ 2,100,000	–
Total Value of Investment Securities	$ 228,797,741	$ 2,100,000	–

3. Federal Tax Information

As of September 30, 2009, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$ 207,979,426
Gross tax appreciation of investments	$ 26,434,393
Gross tax depreciation of investments	(3,516,078)
Net tax appreciation (depreciation) of investments	$ 22,918,315

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

NT Small Company Fund

September 30, 2009

NT Small Company – Schedule of Investments

SEPTEMBER 30, 2009 (UNAUDITED)
Shares	Value

COMMON STOCKS — 99.3%
AEROSPACE & DEFENSE ― 2.4%
American Science & Engineering, Inc.	1,054	$ 71,714
Applied Signal Technology, Inc.	2,674	62,224
Ceradyne, Inc.(1)	1,740	31,894
Cubic Corp.	7,052	278,343
DynCorp International, Inc., Class A(1)	4,561	82,098
Esterline Technologies Corp.(1)	2,859	112,101
GenCorp, Inc.(1)	8,545	45,801
Moog, Inc., Class A(1)	5,639	166,351
Orbital Sciences Corp.(1)	11,632	174,131
TransDigm Group, Inc.(1)	3,452	171,944
Triumph Group, Inc.	3,524	169,117
		1,365,718
AIR FREIGHT & LOGISTICS ― 0.3%
Hub Group, Inc., Class A(1)	6,809	155,586
AIRLINES ― 0.2%
SkyWest, Inc.	8,910	147,728
AUTO COMPONENTS ― 0.7%
Hawk Corp., Class A(1)	9,656	132,480
Spartan Motors, Inc.	4,985	25,623
Standard Motor Products, Inc.	2,180	33,136
TRW Automotive Holdings Corp.(1)	4,896	82,008
WABCO Holdings, Inc.	5,149	108,129
		381,376
BIOTECHNOLOGY ― 1.2%
Celldex Therapeutics, Inc.(1)	2,726	14,966
Cubist Pharmaceuticals, Inc.(1)	13,935	281,487
Emergent Biosolutions, Inc.(1)	3,279	57,907
Enzon Pharmaceuticals, Inc.(1)	6,637	54,755
Martek Biosciences Corp.(1)	11,179	252,533
Maxygen, Inc.(1)	1,449	9,694
QLT, Inc.(1)	6,811	25,201
		696,543
BUILDING PRODUCTS ― 0.9%
Apogee Enterprises, Inc.	11,530	173,181
Gibraltar Industries, Inc.	9,586	127,206
NCI Building Systems, Inc.(1)	3,952	12,646
Simpson Manufacturing Co., Inc.	5,995	151,434
Universal Forest Products, Inc.	1,509	59,545
		524,012
CAPITAL MARKETS ― 2.2%
Calamos Asset Management, Inc., Class A	21,699	283,389
Evercore Partners, Inc., Class A	1,616	47,219
Investment Technology Group, Inc.(1)	10,795	301,396
Knight Capital Group, Inc., Class A(1)	3,864	84,042
LaBranche & Co., Inc.(1)	1,610	5,474
NGP Capital Resources Co.	837	6,077
optionsXpress Holdings, Inc.	16,176	279,521
SWS Group, Inc.	6,214	89,482

NT Small Company – Schedule of Investments

SEPTEMBER 30, 2009 (UNAUDITED)
Shares	Value

TradeStation Group, Inc.(1)	19,897	$ 162,161
		1,258,761
CHEMICALS ― 2.4%
A. Schulman, Inc.	10,415	207,571
CF Industries Holdings, Inc.	584	50,358
Innophos Holdings, Inc.	5,209	96,366
Koppers Holdings, Inc.	16,712	495,511
Minerals Technologies, Inc.	547	26,015
OM Group, Inc.(1)	5,876	178,572
Scotts Miracle-Gro Co. (The), Class A	1,068	45,871
Solutia, Inc.(1)	23,324	270,092
		1,370,356
COMMERCIAL BANKS ― 5.0%
Bank of Hawaii Corp.	6,481	269,221
Central Pacific Financial Corp.	5,985	15,082
City National Corp.	1,944	75,680
Commerce Bancshares, Inc.	1,728	64,351
Community Bank System, Inc.	6,659	121,660
CVB Financial Corp.	9,674	73,426
FirstMerit Corp.	3,456	65,768
Glacier Bancorp., Inc.	11,628	173,722
NBT Bancorp., Inc.	6,421	144,729
PacWest Bancorp.	2,304	43,891
Prosperity Bancshares, Inc.	10,006	348,109
Signature Bank(1)	6,517	188,993
Sterling Bancshares, Inc.	15,357	112,260
SVB Financial Group(1)	6,483	280,519
TCF Financial Corp.	5,181	67,560
Tompkins Financial Corp.	1,284	56,111
Trustmark Corp.	3,041	57,931
UMB Financial Corp.	7,571	306,171
Umpqua Holdings Corp.	12,754	135,192
United Bankshares, Inc.	3,443	67,448
Valley National Bancorp.	9,761	119,963
Westamerica Bancorp.	1,453	75,556
Wilshire Bancorp., Inc.	4,425	32,480
		2,895,823
COMMERCIAL SERVICES & SUPPLIES ― 1.5%
ABM Industries, Inc.	7,868	165,543
APAC Customer Services, Inc.(1)	5,055	29,875
ATC Technology Corp.(1)	7,758	153,298
Knoll, Inc.	22,517	234,852
PRG-Schultz International, Inc.(1)	5,855	32,788
Tetra Tech, Inc.(1)	9,357	248,241
Waste Services, Inc.(1)	1,169	5,401
		869,998
COMMUNICATIONS EQUIPMENT ― 2.4%
Arris Group, Inc.(1)	26,632	346,482
Blue Coat Systems, Inc.(1)	6,561	148,213
Comtech Telecommunications Corp.(1)	5,273	175,169
Harmonic, Inc.(1)	20,933	139,832
InterDigital, Inc.(1)	4,803	111,238

NT Small Company – Schedule of Investments

SEPTEMBER 30, 2009 (UNAUDITED)
Shares	Value

Oplink Communications, Inc.(1)	1,603	$ 23,276
PC-Tel, Inc.(1)	3,575	22,344
Riverbed Technology, Inc.(1)	5,964	130,969
Seachange International, Inc.(1)	582	4,365
Sierra Wireless, Inc.(1)	8,276	82,595
Symmetricom, Inc.(1)	9,150	47,397
Tekelec(1)	10,645	174,897
Tollgrade Communications, Inc.(1)	752	4,873
		1,411,650
COMPUTERS & PERIPHERALS ― 0.7%
Novatel Wireless, Inc.(1)	7,906	89,812
Synaptics, Inc.(1)	13,530	340,956
		430,768
CONSTRUCTION & ENGINEERING ― 1.8%
Comfort Systems USA, Inc.	8,133	94,261
EMCOR Group, Inc.(1)	26,034	659,181
Insituform Technologies, Inc., Class A(1)	5,966	114,189
Michael Baker Corp.(1)	4,099	148,958
		1,016,589
CONSUMER FINANCE ― 0.6%
Cash America International, Inc.	5,221	157,466
First Cash Financial Services, Inc.(1)	5,417	92,793
Rewards Network, Inc.(1)	523	7,186
World Acceptance Corp.(1)	3,481	87,756
		345,201
CONTAINERS & PACKAGING ― 1.8%
AEP Industries, Inc.(1)	537	21,426
Rock-Tenn Co., Class A	16,716	787,491
Silgan Holdings, Inc.	4,143	218,460
		1,027,377
DIVERSIFIED CONSUMER SERVICES ― 1.2%
Capella Education Co.(1)	3,734	251,448
Hillenbrand, Inc.	11,431	232,849
Lincoln Educational Services Corp.(1)	3,383	77,403
Pre-Paid Legal Services, Inc.(1)	1,590	80,772
Universal Technical Institute, Inc.(1)	3,920	77,224
		719,696
DIVERSIFIED FINANCIAL SERVICES ― 0.3%
Interactive Brokers Group, Inc., Class A(1)	8,579	170,465
DIVERSIFIED TELECOMMUNICATION SERVICES ― 0.1%
Neutral Tandem, Inc.(1)	2,936	66,823
ELECTRIC UTILITIES ― 0.9%
Central Vermont Public Service Corp.	1,996	38,523
Cleco Corp.	8,029	201,367
Maine & Maritimes Corp.	932	33,505
UniSource Energy Corp.	7,626	234,500
		507,895
ELECTRICAL EQUIPMENT ― 1.6%
Acuity Brands, Inc.	3,186	102,621
AZZ, Inc.(1)	457	18,358
Brady Corp., Class A	3,767	108,188
EnerSys(1)	4,885	108,056

NT Small Company – Schedule of Investments

SEPTEMBER 30, 2009 (UNAUDITED)
Shares	Value

GrafTech International Ltd.(1)	12,963	$ 190,556
Hubbell, Inc., Class B	3,613	151,746
Powell Industries, Inc.(1)	2,101	80,657
Thomas & Betts Corp.(1)	6,319	190,076
		950,258
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS ― 4.2%
Benchmark Electronics, Inc.(1)	21,672	390,096
Brightpoint, Inc.(1)	10,793	94,439
Celestica, Inc.(1)	55,979	530,681
CTS Corp.	6,870	63,891
Electro Scientific Industries, Inc.(1)	7,048	94,373
Gerber Scientific, Inc.(1)	5,075	30,348
Insight Enterprises, Inc.(1)	16,562	202,222
Mercury Computer Systems, Inc.(1)	3,456	34,076
Methode Electronics, Inc.	43,700	378,879
Multi-Fineline Electronix, Inc.(1)	260	7,464
Newport Corp.(1)	7,778	68,135
Radisys Corp.(1)	2,727	23,698
ScanSource, Inc.(1)	1,952	55,281
SYNNEX Corp.(1)	4,070	124,053
Tech Data Corp.(1)	5,106	212,461
TTM Technologies, Inc.(1)	8,676	99,514
		2,409,611
ENERGY EQUIPMENT & SERVICES ― 3.2%
Atwood Oceanics, Inc.(1)	8,280	292,036
Basic Energy Services, Inc.(1)	22,226	188,699
CARBO Ceramics, Inc.	3,139	161,815
Dawson Geophysical Co.(1)	1,851	50,680
Dril-Quip, Inc.(1)	4,447	220,749
ENGlobal Corp.(1)	3,096	12,756
Lufkin Industries, Inc.	940	49,989
Matrix Service Co.(1)	5,549	60,318
Oil States International, Inc.(1)	12,456	437,579
Pioneer Drilling Co.(1)	7,682	56,386
T-3 Energy Services, Inc.(1)	2,788	54,924
Unit Corp.(1)	2,610	107,662
Willbros Group, Inc.(1)	9,719	148,020
		1,841,613
FOOD & STAPLES RETAILING ― 1.0%
Andersons, Inc. (The)	7,447	262,134
Nash Finch Co.	2,986	81,637
Spartan Stores, Inc.	2,005	28,331
United Natural Foods, Inc.(1)	9,181	219,610
		591,712
FOOD PRODUCTS ― 2.0%
Darling International, Inc.(1)	18,599	136,703
Diamond Foods, Inc.	3,487	110,608
Green Mountain Coffee Roasters, Inc.(1)	1,408	103,967
HQ Sustainable Maritime Industries, Inc.(1)	624	5,491
J&J Snack Foods Corp.	4,176	180,361
Lancaster Colony Corp.	2,842	145,709
Overhill Farms, Inc.(1)	17,245	104,332

NT Small Company – Schedule of Investments

SEPTEMBER 30, 2009 (UNAUDITED)
Shares	Value

TreeHouse Foods, Inc.(1)	10,812	$ 385,664
		1,172,835
GAS UTILITIES ― 2.9%
Atmos Energy Corp.	15,425	434,676
Chesapeake Utilities Corp.	772	23,924
Laclede Group, Inc. (The)	2,208	71,009
New Jersey Resources Corp.	16,818	610,662
Northwest Natural Gas Co.	489	20,372
South Jersey Industries, Inc.	3,019	106,571
Southwest Gas Corp.	3,041	77,789
UGI Corp.	13,985	350,464
		1,695,467
HEALTH CARE EQUIPMENT & SUPPLIES ― 3.7%
American Medical Systems Holdings, Inc.(1)	17,115	289,586
Cantel Medical Corp.(1)	2,793	42,063
Cardiac Science Corp.(1)	1,740	6,960
CONMED Corp.(1)	7,155	137,161
Cooper Cos., Inc. (The)	9,428	280,294
Cyberonics, Inc.(1)	7,017	111,851
Greatbatch, Inc.(1)	3,541	79,566
Haemonetics Corp.(1)	3,724	208,991
ICU Medical, Inc.(1)	1,847	68,080
Invacare Corp.	20,567	458,233
Kensey Nash Corp.(1)	5,682	164,494
Kinetic Concepts, Inc.(1)	2,378	87,938
STERIS Corp.	1,497	45,584
Thoratec Corp.(1)	5,844	176,898
		2,157,699
HEALTH CARE PROVIDERS & SERVICES ― 4.0%
America Service Group, Inc.	731	12,091
Catalyst Health Solutions, Inc.(1)	6,333	184,607
Centene Corp.(1)	21,811	413,100
Emergency Medical Services Corp., Class A(1)	5,536	257,424
Gentiva Health Services, Inc.(1)	5,708	142,757
Healthspring, Inc.(1)	9,921	121,532
HMS Holdings Corp.(1)	3,117	119,163
LHC Group, Inc.(1)	8,958	268,113
Magellan Health Services, Inc.(1)	6,116	189,963
Molina Healthcare, Inc.(1)	2,969	61,429
MWI Veterinary Supply, Inc.(1)	580	23,171
Nighthawk Radiology Holdings, Inc.(1)	2,993	21,639
PharMerica Corp.(1)	6,096	113,203
PSS World Medical, Inc.(1)	13,645	297,870
RehabCare Group, Inc.(1)	3,420	74,180
		2,300,242
HOTELS, RESTAURANTS & LEISURE ― 4.3%
AFC Enterprises, Inc.(1)	18,771	158,052
Bally Technologies, Inc.(1)	6,428	246,642
CEC Entertainment, Inc.(1)	14,735	381,047
Choice Hotels International, Inc.	7,770	241,336
Cracker Barrel Old Country Store, Inc.	3,178	109,323
Einstein Noah Restaurant Group, Inc.(1)	1,698	20,444

NT Small Company – Schedule of Investments

SEPTEMBER 30, 2009 (UNAUDITED)
Shares	Value

Isle of Capri Casinos, Inc.(1)	2,744	$ 32,352
Panera Bread Co., Class A(1)	7,321	402,655
Peet's Coffee & Tea, Inc.(1)	7,307	206,277
PF Chang's China Bistro, Inc.(1)	5,551	188,567
Ruth's Hospitality Group, Inc.(1)	3,503	14,783
WMS Industries, Inc.(1)	11,073	493,413
		2,494,891
HOUSEHOLD DURABLES ― 0.4%
Kid Brands, Inc.(1)	627	3,888
La-Z-Boy, Inc.	11,051	95,591
Meritage Homes Corp.(1)	6,357	129,047
Universal Electronics, Inc.(1)	1,184	24,177
		252,703
HOUSEHOLD PRODUCTS ― 0.3%
Central Garden and Pet Co., Class A(1)	15,044	164,431
INDUSTRIAL CONGLOMERATES ― 0.1%
Standex International Corp.	1,702	33,751
INSURANCE ― 3.1%
Allied World Assurance Co. Holdings Ltd.	8,507	407,741
American Financial Group, Inc.	13,899	354,424
AMERISAFE, Inc.(1)	4,600	79,350
Aspen Insurance Holdings Ltd.	12,704	336,275
Delphi Financial Group, Inc., Class A	8,031	181,742
First Mercury Financial Corp.	4,054	53,999
Maiden Holdings Ltd.	13,953	101,438
Navigators Group, Inc. (The)(1)	2,234	122,870
Tower Group, Inc.	5,707	139,194
		1,777,033
INTERNET & CATALOG RETAIL ― 0.3%
NutriSystem, Inc.	5,117	78,086
Ticketmaster Entertainment, Inc.(1)	7,399	86,494
		164,580
INTERNET SOFTWARE & SERVICES ― 1.3%
Dice Holdings, Inc.(1)	2,021	13,258
EarthLink, Inc.	42,169	354,641
j2 Global Communications, Inc.(1)	12,128	279,065
MercadoLibre, Inc.(1)	1,657	63,728
VistaPrint NV(1)	313	15,885
		726,577
IT SERVICES ― 3.4%
Acxiom Corp.(1)	23,977	226,823
CACI International, Inc., Class A(1)	4,112	194,374
CIBER, Inc.(1)	17,747	70,988
CSG Systems International, Inc.(1)	27,505	440,355
Cybersource Corp.(1)	8,672	144,562
Global Cash Access Holdings, Inc.(1)	20,972	153,305
SAIC, Inc.(1)	8,133	142,653
TeleTech Holdings, Inc.(1)	7,514	128,189
VeriFone Holdings, Inc.(1)	4,683	74,413
Wright Express Corp.(1)	13,696	404,169
		1,979,831

NT Small Company – Schedule of Investments

SEPTEMBER 30, 2009 (UNAUDITED)
Shares	Value

LEISURE EQUIPMENT & PRODUCTS ― 0.6%
Polaris Industries, Inc.	7,256	$ 295,899
Smith & Wesson Holding Corp.(1)	6,199	32,421
Sport Supply Group, Inc.	2,899	29,541
		357,861
LIFE SCIENCES TOOLS & SERVICES ― 0.3%
Dionex Corp.(1)	3,048	198,029
MACHINERY ― 3.8%
Altra Holdings, Inc.(1)	4,283	47,927
American Railcar Industries, Inc.	1,685	17,878
Chart Industries, Inc.(1)	15,607	336,955
CIRCOR International, Inc.	3,039	85,882
EnPro Industries, Inc.(1)	9,805	224,142
Gardner Denver, Inc.(1)	12,948	451,626
Hardinge, Inc.	3,726	23,101
Lydall, Inc.(1)	3,299	17,353
Robbins & Myers, Inc.	6,969	163,632
Tennant Co.	1,535	44,607
Timken Co.	17,101	400,677
Toro Co.	5,399	214,718
Watts Water Technologies, Inc., Class A	6,211	187,883
		2,216,381
MARINE ― 0.7%
International Shipholding Corp.	1,394	42,949
Kirby Corp.(1)	10,516	387,199
		430,148
MEDIA ― 0.1%
CTC Media, Inc.(1)	3,076	48,355
Mediacom Communications Corp., Class A(1)	5,645	32,515
		80,870
METALS & MINING ― 0.2%
Brush Engineered Materials, Inc.(1)	4,221	103,246
MULTILINE RETAIL ― 0.6%
Dollar Tree, Inc.(1)	4,788	233,080
Fred's, Inc., Class A	8,342	106,193
		339,273
MULTI-INDUSTRY ― 0.6%
SPDR KBW Regional Banking ETF	15,938	339,798
MULTI-UTILITIES ― 0.4%
CH Energy Group, Inc.	2,236	99,077
NorthWestern Corp.	4,603	112,451
		211,528
OIL, GAS & CONSUMABLE FUELS ― 2.9%
Alpha Natural Resources, Inc.(1)	15,750	552,825
Encore Acquisition Co.(1)	2,098	78,465
Penn Virginia Corp.	6,476	148,365
Petroleum Development Corp.(1)	2,882	53,778
St. Mary Land & Exploration Co.	9,656	313,434
Stone Energy Corp.(1)	6,101	99,507
Tesoro Corp.	1,653	24,762
Vaalco Energy, Inc.(1)	6,043	27,798

NT Small Company – Schedule of Investments

SEPTEMBER 30, 2009 (UNAUDITED)
Shares	Value

World Fuel Services Corp.	8,513	$ 409,220
		1,708,154
PAPER & FOREST PRODUCTS ― 0.6%
Buckeye Technologies, Inc.(1)	18,354	196,939
Clearwater Paper Corp.(1)	2,509	103,697
KapStone Paper and Packaging Corp.(1)	3,038	24,729
		325,365
PERSONAL PRODUCTS ― 0.3%
Chattem, Inc.(1)	2,630	174,658
PHARMACEUTICALS ― 1.1%
Matrixx Initiatives, Inc.(1)	1,899	10,786
Medicis Pharmaceutical Corp., Class A	15,412	329,046
Pain Therapeutics, Inc.(1)	1,614	8,167
Questcor Pharmaceuticals, Inc.(1)	4,053	22,373
Sucampo Pharmaceuticals, Inc., Class A(1)	1,089	6,349
ViroPharma, Inc.(1)	27,218	261,837
		638,558
PROFESSIONAL SERVICES ― 0.3%
COMSYS IT Partners, Inc.(1)	17,837	114,157
GP Strategies Corp.(1)	763	5,715
On Assignment, Inc.(1)	2,966	17,351
Spherion Corp.(1)	3,294	20,455
		157,678
REAL ESTATE INVESTMENT TRUSTS (REITs) ― 6.2%
Colonial Properties Trust	13,584	132,172
Corporate Office Properties Trust	3,454	127,384
Equity Lifestyle Properties, Inc.	12,163	520,455
Extra Space Storage, Inc.	6,691	70,590
Home Properties, Inc.	6,627	285,558
Kilroy Realty Corp.	7,150	198,341
Mack-Cali Realty Corp.	1,993	64,434
Mid-America Apartment Communities, Inc.	6,056	273,307
National Retail Properties, Inc.	14,774	317,198
PS Business Parks, Inc.	5,542	284,416
Senior Housing Properties Trust	21,366	408,304
Sovran Self Storage, Inc.	3,531	107,448
Tanger Factory Outlet Centers	6,198	231,433
Taubman Centers, Inc.	16,205	584,676
		3,605,716
ROAD & RAIL ― 1.6%
Dollar Thrifty Automotive Group, Inc.(1)	20,398	501,587
Heartland Express, Inc.	9,639	138,802
Knight Transportation, Inc.	7,802	130,917
Marten Transport Ltd.(1)	2,212	37,737
Old Dominion Freight Line, Inc.(1)	3,605	109,700
		918,743
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT ― 5.6%
ASM International NV New York Shares(1)	11,619	216,578
Cirrus Logic, Inc.(1)	1,932	10,742
Cypress Semiconductor Corp.(1)	51,568	532,697
Exar Corp.(1)	1,575	11,576
FEI Co.(1)	7,794	192,122

NT Small Company – Schedule of Investments

SEPTEMBER 30, 2009 (UNAUDITED)
Shares	Value

Integrated Device Technology, Inc.(1)	17,987	$ 121,592
Kopin Corp.(1)	7,447	35,746
Micrel, Inc.	5,071	41,329
MKS Instruments, Inc.(1)	9,251	178,452
Rudolph Technologies, Inc.(1)	10,598	78,425
Silicon Image, Inc.(1)	26,130	63,496
Silicon Laboratories, Inc.(1)	2,793	129,484
Skyworks Solutions, Inc.(1)	53,638	710,167
Standard Microsystems Corp.(1)	13,635	316,468
Tessera Technologies, Inc.(1)	9,821	273,908
Varian Semiconductor Equipment Associates, Inc.(1)	3,548	116,516
Volterra Semiconductor Corp.(1)	10,213	187,613
		3,216,911
SOFTWARE ― 3.7%
Blackboard, Inc.(1)	3,519	132,948
Epicor Software Corp.(1)	6,345	40,418
JDA Software Group, Inc.(1)	6,168	135,326
Manhattan Associates, Inc.(1)	4,922	99,424
NetScout Systems, Inc.(1)	5,182	70,009
Progress Software Corp.(1)	8,661	196,171
Quest Software, Inc.(1)	3,882	65,412
Soapstone Networks, Inc.	8,428	4,677
SPSS, Inc.(1)	8,025	400,849
Sybase, Inc.(1)	10,661	414,713
Symyx Technologies, Inc.(1)	1,864	12,340
Synopsys, Inc.(1)	15,376	344,730
Taleo Corp., Class A(1)	5,749	130,157
Tyler Technologies, Inc.(1)	4,488	76,700
		2,123,874
SPECIALTY RETAIL ― 4.0%
Aeropostale, Inc.(1)	4,027	175,054
Cato Corp. (The), Class A	5,674	115,125
Children's Place Retail Stores, Inc. (The)(1)	4,817	144,317
Dress Barn, Inc. (The)(1)	9,608	172,271
Finish Line, Inc. (The), Class A	11,329	115,103
Genesco, Inc.(1)	8,754	210,709
Hibbett Sports, Inc.(1)	4,850	88,415
Hot Topic, Inc.(1)	18,016	134,940
Jo-Ann Stores, Inc.(1)	16,621	445,941
Rent-A-Center, Inc.(1)	11,237	212,155
Stage Stores, Inc.	9,630	124,805
Tractor Supply Co.(1)	6,645	321,751
Ulta Salon Cosmetics & Fragrance, Inc.(1)	4,013	66,255
		2,326,841
TEXTILES, APPAREL & LUXURY GOODS ― 2.2%
Carter's, Inc.(1)	9,839	262,701
Fossil, Inc.(1)	8,514	242,223
G-III Apparel Group Ltd.(1)	1,751	24,777
Liz Claiborne, Inc.	12,059	59,451
Maidenform Brands, Inc.(1)	3,964	63,662
Steven Madden Ltd.(1)	3,240	119,264
True Religion Apparel, Inc.(1)	3,350	86,866

NT Small Company – Schedule of Investments

SEPTEMBER 30, 2009 (UNAUDITED)
Shares	Value

Unifirst Corp.	3,384	$ 150,419
Volcom, Inc.(1)	3,237	53,346
Warnaco Group, Inc. (The)(1)	894	39,211
Wolverine World Wide, Inc.	7,673	190,597
		1,292,517
THRIFTS & MORTGAGE FINANCE ― 0.6%
Charter Financial Corp.	787	10,255
First Niagara Financial Group, Inc.	10,022	123,571
Provident Financial Services, Inc.	7,687	79,099
TrustCo Bank Corp. NY	17,754	110,963
		323,888
TRADING COMPANIES & DISTRIBUTORS ― 0.4%
WESCO International, Inc.(1)	8,806	253,613
WIRELESS TELECOMMUNICATION SERVICES ― 0.1%
Syniverse Holdings, Inc.(1)	2,142	37,485
TOTAL COMMON STOCKS
(Cost $47,111,235)		57,456,734
TEMPORARY CASH INVESTMENTS — 0.9%
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares	35,423	35,423

Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 0.24%, 6/10/10, value at $510,039), in a joint trading account at 0.01%, dated 9/30/09, due 10/1/09 (Delivery value $500,000)		500,000
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $535,423)		535,423
TOTAL INVESTMENT SECURITIES — 100.2%
(Cost $47,646,658)		57,992,157
OTHER ASSETS AND LIABILITIES — (0.2)%		(110,050)
TOTAL NET ASSETS — 100.0%		$57,882,107

Notes to Schedule of Investments
ETF	-	Exchange Traded Fund
SPDR	-	Standard & Poor's Depositary Receipts

(1)	Non-income producing.

NT Small Company – Schedule of Investments

SEPTEMBER 30, 2009 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Investments in open-end management investment companies are valued at the reported net asset value. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of actual quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of significant unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities as of September 30, 2009:

	Level 1	Level 2	Level 3
Investment Securities
Common Stocks	$57,456,734	–	–
Temporary Cash Investments	35,423	$500,000	–
Total Value of Investment Securities	$57,492,157	$500,000	–

3. Federal Tax Information

As of September 30, 2009, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$50,863,290
Gross tax appreciation of investments	$ 8,281,722
Gross tax depreciation of investments	(1,152,855)
Net tax appreciation (depreciation) of investments	$ 7,128,867

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2.  CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.  EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	AMERICAN CENTURY QUANTITATIVE EQUITY FUNDS, INC.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	November 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	November 25, 2009

By:	/s/ Robert J. Leach
	Name:	Robert J. Leach
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	November 25, 2009